UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.97%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	26,042,510	$248,966
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	23,138,108	157,571
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America’s Value Fund) - Class I(d)	21,662,227	213,373
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(e)	5,135,656	124,745
Lord Abbett Investment Trust - Floating Rate Fund - Class I(f)	2,616,286	23,573
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	25,125,487	172,863
Lord Abbett Securities Trust - International Core Equity Fund - Class I(g)	6,949,822	77,560
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(h)	20,094,300	160,755

Total Investments in Underlying Funds (cost $1,373,431,147)		1,179,406

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $600,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $599,700; proceeds: $584,397 (cost $584,397)	$584	584

Total Investments in Securities 100.02% (cost $1,374,015,544)		1,179,990

Liabilities in Excess of Other Assets (0.02%)		(185)

Net Assets 100.00%		$1,179,805

(a)	Affiliated issuers (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 96.83%

COMMON STOCK 1.08%

Exchange Traded Fund

Financial Select Sector SPDR Fund (cost $3,566,887)			275	$4,042,500

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 77.20%

Advertising 3.26%

Interpublic Group of Cos., Inc.	4.25%	3/15/2023	$6,760	6,236,100
Omnicom Group, Inc.	Zero Coupon	7/1/2038	6,040	5,972,050

Total				12,208,150

Aerospace & Defense 0.46%

Orbital Sciences Corp.	2.438%	1/15/2027	1,916	1,729,190

Airlines 1.18%

JetBlue Airways Corp.	3.75%	3/15/2035	4,528	4,437,440

Beverages 2.88%

Central Euro Distribution Corp.	3.00%	3/15/2013	6,790	5,584,775
Molson Coors Brewing Co.	2.50%	7/30/2013	4,650	5,202,188

Total				10,786,963

Biotechnology 5.86%

Affymetrix, Inc.	3.50%	1/15/2038	2,880	2,250,000
Amylin Pharmaceuticals, Inc.	2.50%	4/15/2011	4,930	4,461,650
Human Genome Sciences, Inc.	2.25%	10/15/2011	1,750	2,515,625
Incyte Corp.	3.50%	2/15/2011	500	425,625
Incyte Corp.	3.50%	2/15/2011	1,200	1,042,500
Integra LifeSciences Holdings Corp.†	2.75%	6/1/2010	7,115	6,972,700
Life Technologies Corp.	3.25%	6/15/2025	3,905	4,295,500

Total				21,963,600

Commercial Services 2.09%

Quanta Services, Inc.	3.75%	4/30/2026	3,466	3,851,593
WESCO International, Inc.	6.00%	9/15/2029	3,576	3,973,830

Total				7,825,423

Communications Equipment 3.03%

ADC Telecommunications, Inc.	1.593%#	6/15/2013	7,730	6,039,062
Alcatel-Lucent USA, Inc.	2.875%	6/15/2023	5,460	5,309,850

Total				11,348,912

Computers & Peripherals 1.12%

NetApp, Inc.	1.75%	6/1/2013	4,230	4,203,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials 3.07%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	$7,625	$7,110,312
Euronet Worldwide, Inc.	3.50%	10/15/2025	4,770	4,400,325

Total				11,510,637

Diversified Metals & Mining 0.41%

Patriot Coal Corp.†	3.25%	5/31/2013	2,000	1,520,000

Electronic Equipment & Instruments 2.87%

General Cable Corp.	1.00%	10/15/2012	5,105	4,332,869
Itron, Inc.	2.50%	8/1/2026	108	119,070
Teradyne, Inc.	4.50%	3/15/2014	3,675	6,288,844

Total				10,740,783

Entertainment 1.85%

Regal Entertainment Group†	6.25%	3/15/2011	6,960	6,942,600

Foods 0.24%

Spartan Stores, Inc.	3.375%	5/15/2027	1,240	908,300

Health Services 0.26%

Five Star Quality Care, Inc.	3.75%	10/15/2026	1,280	988,800

Healthcare Equipment & Supplies 4.45%

Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	4,459,950
Fisher Scientific International, Inc.	3.25%	3/1/2024	2,600	3,311,750
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	4,766	4,515,785
NuVasive, Inc.†	2.25%	3/15/2013	4,100	4,392,125

Total				16,679,610

Homebuilders 1.01%

D.R. Horton, Inc.	2.00%	5/15/2014	3,055	3,788,200

Information Technology Services 1.47%

BearingPoint, Inc.†(a)	5.00%	4/15/2025	5,775	1,169,438
CSG Systems International, Inc.	2.50%	6/15/2024	4,475	4,351,937

Total				5,521,375

Insurance-Reinsurance 0.48%

Old Republic International Corp.	8.00%	5/15/2012	1,500	1,801,875

Internet Software & Services 1.17%

Blackboard, Inc.	3.25%	7/1/2027	4,530	4,388,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Products 3.43%

Eastman Kodak Co.	3.375%	10/15/2033	$6,447	$5,915,122
International Game Technology†	3.25%	5/1/2014	5,435	6,956,800

Total				12,871,922

Lodging 0.43%

Wyndham Worldwide Corp.	3.50%	5/1/2012	1,200	1,626,000

Machinery 1.35%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	2,750	5,073,750

Miscellaneous: Energy 3.84%

Covanta Holding Corp.	1.00%	2/1/2027	3,800	3,420,000
Evergreen Energy Inc.†	8.00%	8/1/2012	5,930	1,867,950
Suntech Power Holdings Co., Ltd. (China)(b)	3.00%	3/15/2013	5,850	4,402,125
Yingli Green Energy Holding Co., Ltd. (China)(b)	Zero Coupon	12/15/2012	4,605	4,720,125

Total				14,410,200

Miscellaneous: Financial 1.46%

Cherating Capital Ltd. (Malaysia)(b)	2.00%	7/5/2012	5,100	5,482,500

Miscellaneous: Industrials 0.75%

EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	3,338	2,803,920

Oil & Gas Products 0.68%

NorthernStar Natural Gas, Inc.	5.00%	5/15/2014	2,550	2,550,000

Oil Services 2.84%

Core Laboratories LP	0.25%	10/31/2011	4,110	4,623,750
Helix Energy Solutions Group, Inc.	3.25%	12/15/2025	2,305	1,973,656
SEACOR Holdings, Inc.	2.875%	12/15/2024	400	435,000
Transocean Ltd. (Switzerland)(b)	1.625%	12/15/2037	3,700	3,616,750

Total				10,649,156

Oil: Integrated 2.70%

Chesapeake Energy Corp.	2.75%	11/15/2035	4,850	4,431,688
Hercules Offshore, Inc. (Zero Coupon after 6/1/2013)†(d)	3.375%	6/1/2038	1,765	1,217,850
Penn Virginia Corp.	4.50%	11/15/2012	5,150	4,461,187

Total				10,110,725

Pharmaceuticals 3.41%

Allergan, Inc.	1.50%	4/1/2026	925	1,017,500
Biovail Corp. (Canada)†(b)	5.375%	8/1/2014	3,360	3,717,000
Teva Pharmaceutical Finance LLC (Israel)(b)	0.25%	2/1/2026	3,400	3,914,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)

United Therapeutics Corp.	0.50%	10/15/2011	$3,203	$4,147,885

Total				12,796,635

Pollution Control 0.48%

Waste Connections, Inc.	3.75%	4/1/2026	1,725	1,800,469

Precious Metals 0.73%

Newmont Mining Corp.	3.00%	2/15/2012	2,360	2,734,650

Real Estate 5.80%

Host Hotels & Resorts LP†	2.625%	4/15/2027	5,265	4,646,362
iStar Financial, Inc.	1.097%#	10/1/2012	2,265	849,375
ProLogis	2.25%	4/1/2037	8,375	7,254,844
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	3,950	4,142,562
Vornado Realty LP	3.875%	4/15/2025	2,950	2,997,938
Vornado Realty Trust	3.625%	11/15/2026	1,950	1,854,938

Total				21,746,019

Retail: Multiline 0.35%

Saks, Inc.	2.00%	3/15/2024	1,665	1,317,431

Retail: Specialty 0.59%

Charming Shoppes, Inc.	1.125%	5/1/2014	3,010	2,212,350

Semiconductors 2.50%

Diodes, Inc.	2.25%	10/1/2026	2,175	2,096,156
ON Semiconductor Corp.	2.625%	12/15/2026	7,015	7,269,294

Total				9,365,450

Software - Applications & Systems 4.27%

EMC Corp.	1.75%	12/1/2011	3,230	3,771,025
Informatica Corp.	3.00%	3/15/2026	3,400	3,748,500
Sybase, Inc.†	3.50%	8/15/2029	860	894,400
Take-Two Interactive Software, Inc.	4.375%	6/1/2014	1,670	2,014,438
VeriFone Holdings, Inc.	1.375%	6/15/2012	6,830	5,574,987

Total				16,003,350

Steel 1.61%

Steel Dynamics, Inc.	5.125%	6/15/2014	2,200	2,678,500
United States Steel Corp.	4.00%	5/15/2014	2,130	3,344,100

Total				6,022,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Communications Services 2.82%

Leap Wireless International, Inc.	4.50%	7/15/2014	$4,955	$3,660,506
NII Holdings, Inc.	3.125%	6/15/2012	8,090	6,896,725

Total				10,557,231

Total Convertible Bonds (cost $282,808,665)				289,428,217

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 18.31%

Auto Parts 1.48%

Autoliv, Inc. (Sweden)(b)	8.00%		56	2,537,403
Johnson Controls, Inc.	11.50%		24	3,013,223

Total				5,550,626

Communications Equipment 1.70%

Lucent Technologies Capital Trust I	7.75%		9	6,367,780

Consumer Services 0.23%

United Rentals Trust I	6.50%		36	853,813

Diversified Metals & Mining 3.24%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		60	5,741,937
Vale Capital Ltd. (Brazil)(b)	5.50%		160	6,382,974

Total				12,124,911

Foods 2.70%

Archer Daniels Midland Co.	6.25%		109	4,230,560
Bunge Ltd.	5.125%		9	5,896,250

Total				10,126,810

Household Durables 1.08%

Stanley Works (The)	5.125%		5	4,037,850

Insurance-Casualty 0.66%

XL Capital Ltd.	10.75%		91	2,475,175

Oil Services 0.77%

Bristow Group, Inc.	5.50%		70	2,899,875

Pharmaceuticals 2.68%

Mylan, Inc.	6.50%		6	5,453,662
Schering-Plough Corp.	6.00%		19	4,603,890

Total				10,057,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2009

Investments	Interest Rate		Shares (000)	Value
Railroads 0.64%

Kansas City Southern	5.125%		2	$2,398,550

Textiles & Apparel 0.54%

Retail Ventures, Inc.	6.625%		68	2,034,000

Utilities: Electric 2.59%

AES Trust III	6.75%		133	5,578,460
FPL Group, Inc.	8.375%		80	4,133,304

Total				9,711,764

Total Convertible Preferred Stocks (cost $65,419,824)				68,638,706

		Maturity Date	Principal Amount (000)
CORPORATE BOND 0.24%

Oil & Gas Products

NorthernStar Natural Gas, Inc. (cost $1,197,061)	5.00%	5/15/2014	$1,031	902,508

Total Long-Term Investments (cost $352,992,437)				363,011,931

SHORT-TERM INVESTMENT 2.23%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $8,525,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $8,520,738; proceeds: $8,351,636 (cost $8,351,633)			8,352	8,351,633

Total Investments in Securities 99.06% (cost $361,344,070)				371,363,564

Other Assets in Excess of Liabilities 0.94%				3,539,126

Net Assets 100.00%				$374,902,690

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at August 31, 2009.
(a)	Defaulted Security.
(b)	Foreign security traded in U.S. dollars.
(c)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.
(d)	The notes will not bear any interest after the six-month period ending June 1, 2013, but will accrete principal beginning on June 1, 2013 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on or after June 1, 2013, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable interest period equals or excludes 120% of the accreted principal amount of the notes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.58%

ASSET-BACKED SECURITIES 7.98%

Automobile 4.47%

Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	$1,910	$1,946,174
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	839	858,509
Carmax Auto Owner Trust 2007-3 A3B	0.673%#	12/15/2011	1,569	1,566,360
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	850	871,217
Ford Credit Auto Owner Trust 2007-A A3B	0.303%#	8/15/2011	1,225	1,221,105
Ford Credit Auto Owner Trust 2008-A A2	0.873%#	7/15/2010	336	335,727
Ford Credit Auto Owner Trust 2008-C A2B	1.173%#	1/15/2011	2,199	2,202,272
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	540	542,911
Harley-Davidson Motorcycle Trust 2007-3 A3	0.623%#	6/15/2012	674	673,683
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	1,750	1,765,486
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	1,500	1,514,949
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	561	570,950
USAA Auto Owner Trust 2009-1 A2	2.64%	8/15/2011	2,500	2,526,993
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	65	65,533

Total				16,661,869

Credit Cards 3.34%

American Express Issuance Trust 2005-1 A	0.303%#	8/15/2011	2,975	2,960,640
Chase Issuance Trust 2007-A14	0.523%#	9/15/2011	2,058	2,057,874
Chase Issuance Trust 2007-A6	0.273%#	4/16/2012	1,700	1,694,530
Discover Card Master Trust I 2007-1 A	0.283%#	8/15/2012	1,000	997,359
MBNA Credit Card Master Note Trust 2003-A8	0.463%#	12/17/2012	1,550	1,543,567
MBNA Credit Card Master Note Trust 2004-A10 A	0.353%#	3/15/2012	3,200	3,198,389

Total				12,452,359

Home Equity 0.17%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	661	613,665

Total Asset-Backed Securities (cost $29,551,561)				29,727,893

CORPORATE BONDS 28.43%

Aerospace & Defense 0.11%

Meccanica Holdings USA†	6.25%	7/15/2019	365	389,152

Automotive 0.38%

Roper Industries, Inc.	6.25%	9/1/2019	803	816,419
Roper Industries, Inc.	6.625%	8/15/2013	566	606,104

Total				1,422,523

Banks: Money Center 1.68%

Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	1,577	1,580,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Money Center (continued)

European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	$3,037	$3,089,373
Inter-American Development Bank	3.00%	4/22/2014	1,570	1,596,045

Total				6,266,200

Banks: Regional 5.74%

Bank of America Corp.	2.10%	4/30/2012	2,900	2,933,016
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	815	894,612
Citigroup, Inc.	8.125%	7/15/2039	850	876,204
Compass Bank	6.40%	10/1/2017	475	429,257
Corporacion Andina de Fomento (Venezuela)(a)	8.125%	6/4/2019	229	263,753
Credit Suisse NY	5.30%	8/13/2019	730	740,034
GMAC, Inc.	2.20%	12/19/2012	1,698	1,712,489
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	1,250	1,261,935
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	362	369,416
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	359	375,966
JPMorgan Chase & Co.	2.20%	6/15/2012	1,950	1,980,471
JPMorgan Chase & Co.	6.00%	1/15/2018	780	839,647
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%	4/16/2012	1,620	1,645,181
Kreditanstalt fuer Wiederaufbau (Germany)(a)	4.875%	6/17/2019	1,141	1,234,023
Morgan Stanley	6.25%	8/28/2017	420	433,727
Morgan Stanley	6.625%	4/1/2018	2,526	2,703,568
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg)†(a)	9.00%	6/11/2014	200	213,480
Societe de Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	2,440	2,488,629

Total				21,395,408

Beverage 0.81%

Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	550	686,566
Bacardi Ltd.†(a)	7.45%	4/1/2014	745	837,757
FBG Finance Ltd. (Australia)†(a)	5.875%	6/15/2035	479	452,638
FBG Finance Ltd. (Australia)†(a)	7.875%	6/1/2016	900	1,031,193

Total				3,008,154

Broadcasting 0.32%

Cox Communications, Inc.†	8.375%	3/1/2039	146	181,617
Cox Communications, Inc.†	9.375%	1/15/2019	792	1,011,206

Total				1,192,823

Brokers 0.26%

Raymond James Financial, Inc.	8.60%	8/15/2019	912	960,110

Cable Services 0.27%

Time Warner Cable, Inc.	7.30%	7/1/2038	528	599,343
Time Warner Cable, Inc.	7.50%	4/1/2014	355	407,850

Total				1,007,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 0.18%

Airgas, Inc.†	7.125%	10/1/2018	$670	$670,000

Computer Software 0.15%

BMC Software, Inc.	7.25%	6/1/2018	382	412,052
Intuit, Inc.	5.75%	3/15/2017	156	159,518

Total				571,570

Computer Technology 0.10%

EQT Corp.	6.50%	4/1/2018	380	384,300

Consumer Products 0.39%

Ralcorp Holdings, Inc.†	6.625%	8/15/2039	1,405	1,459,340

Containers 0.84%

Pactiv Corp.	5.875%	7/15/2012	350	373,123
Pactiv Corp.	7.95%	12/15/2025	600	610,874
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	2,044	2,135,142

Total				3,119,139

Diversified 0.20%

Tyco Electronics Group (Switzerland)(a)	7.125%	10/1/2037	741	743,270

Diversified Materials & Processing 0.04%

Tyco International Finance SA (Switzerland)(a)	8.50%	1/15/2019	131	158,427

Drugs 0.30%

Hospira, Inc.	6.05%	3/30/2017	649	675,963
Watson Pharmaceuticals, Inc.	6.125%	8/15/2019	437	450,120

Total				1,126,083

Electric: Equipment/Components 0.31%

Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	100	106,000
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	645	707,803
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	300	346,420

Total				1,160,223

Electric: Power 2.96%

Black Hills Corp.	6.50%	5/15/2013	2,007	2,099,432
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	470	537,834
EDF SA (France)†(a)	6.50%	1/26/2019	205	234,503
Entergy Arkansas, Inc.	5.66%	2/1/2025	594	566,255
General Electric Capital Corp.	6.00%	8/7/2019	375	378,544
General Electric Capital Corp.	6.875%	1/10/2039	2,403	2,390,699
Kansas City Power & Light Co.	7.15%	4/1/2019	384	445,381
Kansas Gas & Electric Co.†	6.70%	6/15/2019	150	169,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	6.25%	6/17/2014	$175	$185,037
Oncor Electric Delivery Co.	6.375%	1/15/2015	327	363,906
Oncor Electric Delivery Co.	7.25%	1/15/2033	272	331,737
Rochester Gas & Electric Corp.†	5.90%	7/15/2019	269	287,095
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	349	367,032
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	426	426,337
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,450	1,696,891
Toledo Edison Co. (The)	7.25%	5/1/2020	469	547,890

Total				11,028,397

Electrical: Household 0.28%

EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	960	1,037,136

Electronics: Semi-Conductors/Components 0.80%

Agilent Technologies, Inc.	6.50%	11/1/2017	1,274	1,229,007
Analog Devices, Inc.	5.00%	7/1/2014	469	486,979
KLA-Tencor Corp.	6.90%	5/1/2018	1,224	1,253,858

Total				2,969,844

Energy Equipment & Services 0.18%

Cameron International Corp.	6.375%	7/15/2018	273	281,354
EQT Corp.	8.125%	6/1/2019	356	400,622

Total				681,976

Financial Services 1.03%

Bear Stearns Cos., Inc.	7.25%	2/1/2018	879	1,003,991
Citigroup Funding, Inc.	2.25%	12/10/2012	1,260	1,273,551
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	676	833,275
Western Union Co. (The)	6.50%	2/26/2014	662	722,886

Total				3,833,703

Food 0.05%

H.J. Heinz Co.†	7.125%	8/1/2039	160	188,516

Gaming 0.17%

International Game Technology	7.50%	6/15/2019	575	623,650

Healthcare Products 0.17%

Biogen Idec, Inc.	6.875%	3/1/2018	587	642,230

Industrial Products 0.11%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	403	405,501

Investment Management Companies 0.32%

BlackRock, Inc.	6.25%	9/15/2017	1,114	1,173,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Agricultural 0.57%

BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	$205	$233,424
Lorillard Tobacco Co.	8.125%	6/23/2019	1,702	1,896,719

Total				2,130,143

Machinery: Oil Well Equipment & Services 0.19%

Pride International, Inc.	7.375%	7/15/2014	300	304,500
Pride International, Inc.	8.50%	6/15/2019	396	417,780

Total				722,280

Media 0.56%

DirecTV Holdings LLC	6.375%	6/15/2015	297	302,198
DirecTV Holdings LLC	7.625%	5/15/2016	686	725,445
Discovery Communications LLC	5.625%	8/15/2019	1,020	1,044,964

Total				2,072,607

Metals & Minerals Miscellaneous 1.08%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,025	2,310,685
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	1,454	1,696,252

Total				4,006,937

Miscellaneous 0.04%

Magellan Midstream Partners LP	6.40%	5/1/2037	137	143,293

Multi-Sector Companies 0.21%

General Electric Co.	5.00%	2/1/2013	750	793,772

Natural Gas 0.39%

Atmos Energy Corp.	8.50%	3/15/2019	265	326,117
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	829,254
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	277,395

Total				1,432,766

Office Supplies 0.42%

Staples, Inc.	9.75%	1/15/2014	1,344	1,579,137

Oil 1.34%

Ecopetrol SA (Columbia)†(a)	7.625%	7/23/2019	178	190,691
Empresa Nacional del Petroleo (Chile) †(a)	6.25%	7/8/2019	200	208,781
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	375	408,926
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	545	632,679
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	100	109,125
Questar Market Resources, Inc.	6.80%	4/1/2018	573	585,132
Questar Market Resources, Inc.	6.80%	3/1/2020	360	368,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil (continued)

Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	$500	$525,094
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	1,225	1,313,325
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	600	665,359

Total				5,007,922

Oil: Crude Producers 1.01%

Anadarko Petroleum Corp.	7.625%	3/15/2014	350	396,001
Anadarko Petroleum Corp.	8.70%	3/15/2019	672	792,869
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	402	446,128
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,610	1,698,466
Talisman Energy, Inc. (Canada)(a)	7.75%	6/1/2019	375	437,143

Total				3,770,607

Oil: Integrated Domestic 1.22%

National Fuel Gas Co.	6.50%	4/15/2018	257	257,563
National Fuel Gas Co.	8.75%	5/1/2019	825	955,072
Pacific Energy Partners LP	6.25%	9/15/2015	978	991,770
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	1,100	1,099,034
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	900	898,788
Rockies Express Pipeline LLC†	6.25%	7/15/2013	200	215,705
Rockies Express Pipeline LLC†	6.85%	7/15/2018	100	111,406

Total				4,529,338

Oil: Integrated International 0.04%

Questar Pipeline Co.	5.83%	2/1/2018	150	156,540

Real Estate Investment Trusts 0.10%

Simon Property Group LP	6.75%	5/15/2014	122	130,859
Tanger Properties LP	6.15%	11/15/2015	248	233,556

Total				364,415

Retail: Specialty 0.22%

Kohl’s Corp.	6.875%	12/15/2037	742	810,958

Steel 0.82%

Allegheny Technologies, Inc.	9.375%	6/1/2019	1,090	1,197,222
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	1,634	1,869,430

Total				3,066,652

Technology 0.28%

Fisher Scientific International, Inc.	6.75%	8/15/2014	1,000	1,034,042

Telecommunications 0.73%

Qtel International Finance Ltd.†	6.50%	6/10/2014	300	325,739
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	1,168	1,163,009
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	996	1,096,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications (continued)

Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	$100	$117,875

Total				2,702,883

Tobacco 0.50%

Altria Group, Inc.	9.95%	11/10/2038	1,395	1,843,924

Utilities 0.13%

Commonwealth Edison Co.	6.95%	7/15/2018	349	391,232
El Paso Electric Co.	7.50%	3/15/2038	84	87,460

Total				478,692

Utilities: Electrical 0.12%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	500	455,477

Utilities: Miscellaneous 0.31%

American Water Capital Corp.	6.593%	10/15/2037	609	619,781
Source Gas LLC†	5.90%	4/1/2017	676	549,526

Total				1,169,307

Total Corporate Bonds (cost $98,025,388)				105,890,236

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.41%

Export Development Canada (Canada)	2.375%	3/19/2012	630	643,535
Mubadala Development Company - Global Medium Term Note (United Arab Emirates)†	5.75%	5/6/2014	400	417,826
Republic of Poland (Poland)	6.375%	7/15/2019	332	357,854
Republic of South Africa (South Africa)	6.875%	5/27/2019	100	107,875

Total Foreign Government Obligations (cost $1,462,712)				1,527,090

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.36%

Federal National Mortgage Assoc. (cost $5,062,237)	5.25%	9/15/2016	4,555	5,056,938

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.34%

Federal Home Loan Mortgage Corp. K003 A5 (cost $1,256,839)	5.085%	3/25/2019	1,210	1,274,625

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.25%

Federal Home Loan Mortgage Corp.	5.00%	2/1/2019 - 5/1/2021	5,083	5,341,279
Federal Home Loan Mortgage Corp.(b)	5.00%	TBA	3,600	3,749,062
Federal Home Loan Mortgage Corp.	5.221%#	12/1/2037	2,287	2,397,317
Federal Home Loan Mortgage Corp.	5.69%#	11/1/2035	436	459,196
Federal Home Loan Mortgage Corp.	5.704%#	11/1/2037	1,700	1,788,332
Federal Home Loan Mortgage Corp.	6.00%	10/1/2017	81	86,961
Federal National Mortgage Assoc.	4.333%#	7/1/2039	2,787	2,864,530
Federal National Mortgage Assoc.	4.91%	4/1/2016	1,445	1,549,684
Federal National Mortgage Assoc. (b)	5.00%	TBA	9,600	9,900,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	5.00%	4/1/2018 - 2/1/2021	$5,820	$6,111,182
Federal National Mortgage Assoc.	5.258%#	10/1/2035	777	807,277
Federal National Mortgage Assoc.	5.466%#	5/1/2037	3,716	3,893,360
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 1/1/2037	43,736	45,764,278
Federal National Mortgage Assoc.(b)	5.50%	TBA	2,900	3,019,173
Federal National Mortgage Assoc.	5.622%#	8/1/2036	543	571,766
Federal National Mortgage Assoc.	5.641%#	10/1/2038	1,376	1,445,763
Federal National Mortgage Assoc.	5.714%#	10/1/2036	476	501,574
Federal National Mortgage Assoc.	5.783%#	10/1/2036	1,084	1,142,064
Federal National Mortgage Assoc.	5.819%#	10/1/2036	317	333,764
Federal National Mortgage Assoc.	5.878%#	5/1/2036	327	345,728
Federal National Mortgage Assoc.	5.922%#	8/1/2036	520	547,759
Federal National Mortgage Assoc.	5.937%#	12/1/2036	923	972,987
Federal National Mortgage Assoc.	6.50%	7/1/2032 - 1/1/2036	441	475,519

Total Government Sponsored Enterprises Pass-Throughs (cost $91,930,218)				94,069,162

MUNICIPAL BONDS 2.00%

Education 0.07%

Texas A&M Univ Rev Fin Sys Ser A	5.00%	5/15/2029	250	263,340

General Obligation 0.11%

Chicago IL Metro Wtr Reclamation Dist - Greater Chicago Build America Bds	5.72%	12/1/2038	375	398,828

Healthcare 0.28%

Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A	5.50%	5/15/2035	1,000	1,036,420

Housing 0.05%

Port of Seattle WA Ser B1	7.00%	5/1/2036	180	188,582

Power 0.26%

Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	365	370,504
Platte River Pwr Auth CO Rev Ser HH	5.00%	6/1/2028	200	211,362
Sacramento CA Muni Util Dist Rev Build America Bds Ser V	6.322%	5/15/2036	375	393,289

Total				975,155

Pre-Refunded 0.24%

NY St Metro Transn Auth Rev Build America Bds	7.336%	11/15/2039	465	567,170
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	305	308,870

Total				876,040

Toll Roads 0.55%

IL St Toll Hwy Auth Rev Build America Bds	6.184%	1/1/2034	400	432,136
Metro Washington DC Arpts Auth Dulles Toll Rd Rev Build America Bds	7.462%	10/1/2046	545	572,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Toll Roads (continued)
NC Tpk Auth Rev Build America Bds	6.70%	1/1/2039	$370	$391,778
North TX Twy Auth Rev Build America Bds	6.718%	1/1/2049	605	652,329

Total				2,048,373

Transportation 0.22%

NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	210	256,208
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	290	299,480
UT Transit Auth Rev Build America Bds Ser B	5.937%	6/15/2039	245	260,942

Total				816,630

Water/Sewer 0.22%

MA St Wtr Res Auth Rev Ser B	5.00%	8/1/2039	310	317,781
Riverside CA Swr Rev Build America Bds	7.20%	8/1/2039	485	513,276

Total				831,057

Total Municipal Bonds (cost $6,994,953)				7,434,425

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.71%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,840	2,918,000
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	260	263,137
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	610	605,046
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	10	10,277
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	214	214,560
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	1,000	931,628
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	1,760	1,661,106
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	719	730,213
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	675	684,967
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	1,800	1,625,884
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	384,872
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	650	669,155
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	121	121,506
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,035	1,039,632
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,637,058
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	521	533,401
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	141	141,852
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	210	196,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	$1,460	$1,461,860
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 AAB	5.282%#	10/12/2042	640	641,627
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.623%#	3/11/2039	765	759,825
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	625	620,424
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	180	183,337
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.629%#	4/12/2038	625	616,378
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	1,480	1,463,473
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	474	475,962
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.399%#	7/15/2044	500	484,605
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	1,918	1,854,937
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	1,090	1,137,876
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	480	493,606
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	775	777,806
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	19	19,248
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	522	522,036
CS First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	410	397,277
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	700	673,618
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	180	181,619
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	680	640,507
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.513%#	11/10/2045	500	468,990
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.515%#	3/10/2044	2,060	1,978,275
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	123	125,372
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	701,887
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,243	1,251,676
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,500,177
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	447	457,338
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.668%#	5/10/2040	820	843,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	$500	$457,302
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	580	591,639
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	1,000	997,155
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,900	1,764,011
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	309	312,020
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	990	1,008,426
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,898	1,922,421
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,300	1,207,646
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 ASB	4.893%	8/15/2042	460	467,420
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	515	520,546
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.344%#	12/15/2044	1,958	1,861,924
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 ASB	5.506%	12/12/2044	1,315	1,295,575
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	117	116,805
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	251	250,940
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	337	337,053
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	360	345,832
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	140,583
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	1,300	1,264,249
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	241	243,676
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	1,080	1,045,492
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	400	408,202
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.384%#	11/12/2037	175	178,256
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1,571	1,582,745
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	490	497,603
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	175	177,982
Merrill Lynch Mortgage Trust 2006-C1 A2	5.795%#	5/12/2039	2,000	2,019,119
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	430	432,375
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%	6/12/2046	363	368,518
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	242	243,968
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,095	1,055,325
Morgan Stanley Capital I 2005-HQ7 A4	5.378%#	11/14/2042	265	256,640
Morgan Stanley Capital I 2005-HQ7 AAB	5.355%#	11/14/2042	109	112,041
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	153,233
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	195,277
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	535	535,887
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	567	581,126
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	384,063
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1,938	1,943,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	$970	$952,553
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	1,205	1,203,394
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	1,440	1,380,773
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	1,016,404
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.44%#	12/15/2044	1,230	1,191,040
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	600	573,032

Total Non-Agency Commercial Mortgage-Backed Securities (cost $64,026,136)				69,694,707

U.S. TREASURY OBLIGATIONS 12.10%

U.S. Treasury Bond	4.25%	5/15/2039	1,432	1,448,335
U.S. Treasury Note	1.50%	7/15/2012	5,812	5,825,170
U.S. Treasury Note	1.75%	8/15/2012	6,149	6,199,446
U.S. Treasury Note	2.375%	8/31/2014	2,088	2,087,186
U.S. Treasury Note	2.625%	7/31/2014	3,176	3,214,709
U.S. Treasury Note	2.625%	6/30/2014	2,520	2,553,667
U.S. Treasury Note	3.00%	8/31/2016	5,765	5,754,196
U.S. Treasury Note	3.25%	7/31/2016	7,768	7,889,383
U.S. Treasury Note	3.625%	8/15/2019	293	298,494
U.S. Treasury Notes Inflation Index Bond(c)	1.625%	1/15/2015	836	835,160
U.S. Treasury Strips	Zero Coupon	11/15/2022	5,891	3,355,402
U.S. Treasury Strips	Zero Coupon	11/15/2027	12,322	5,619,990

Total U.S. Treasury Obligations (cost $44,230,120)				45,081,138

Total Long-Term Investments (cost $342,540,164)				359,756,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2009

Investments	Principal Amount (000)	Value

SHORT-TERM INVESTMENTS 9.26%

Repurchase Agreements

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $260,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $259,870; proceeds: $250,566	$251	$250,566
Repurchase Agreement dated 8/31/2009, 0.11% due 9/1/2009 with JPMorgan Chase & Co. collateralized by $34,905,000 of Federal Home Loan Bank at 0.26% due 7/9/2010; value: $34,932,137; proceeds: $34,233,105	34,233	34,233,000

Total Short-Term Investments (cost $34,483,566)		34,483,566

Total Investments in Securities 105.84% (cost $377,023,730)		394,239,780

Liabilities in Excess of Other Assets(d) (5.84%)		(21,740,312)

Net Assets 100.00%		$372,499,468

#	Variable rate security. The interest rate represents the rate at August 31, 2009.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(c)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(d)	Liabilities in excess of other assets include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at August 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	December 2009	22	Long	$2,634,500	$3,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.03%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	1,800,951	$17,217
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(c)	943,363	22,914
Lord Abbett Developing Growth Fund, Inc. - Class I*(d)	396,770	5,690
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I(b)	1,157,526	11,483
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	677,962	11,417
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	1,239,923	13,838
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	859,655	9,215
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I*(h)	2,485,812	11,559
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(g)	985,133	11,487

Total Investments in Underlying Funds (cost $125,132,351)		114,820

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.42%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $490,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $489,755; proceeds: $476,362 (cost $476,362)	$476	476

Total Investments in Securities 100.45% (cost $125,608,713)		115,296

Liabilities in Excess of Cash and Other Assets (0.45%)		(515)

Net Assets 100.00%		$114,781

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND August 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.21%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	327,391	$3,130
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	2,500,907	17,031
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America’s Value Fund) - Class I(d)	3,458,070	34,062
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	280,540	2,528
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	7,341,330	50,508
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	812,602	6,501
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	1,171,557	12,629

Total Investments in Underlying Funds (cost $137,075,081)		126,389

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.32%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $420,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $419,790; proceeds: $410,234 (cost $410,234)	$410	410

Total Investments in Securities 99.53% (cost $137,485,315)		126,799

Other Assets in Excess of Liabilities 0.47%		600

Net Assets 100.00%		$127,399

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.63%

CORPORATE BONDS 5.05%

Energy 0.22%

El Paso Corp.	8.25%	2/15/2016	$250	$253,750
Forest Oil Corp.†	8.50%	2/15/2014	250	252,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	236,250

Total				742,500

Financial 0.05%

NXP BV LLC (Netherlands)(a)	3.259%#	10/15/2013	250	155,938

Food/Tobacco 0.17%

Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	500	562,106

Forest Products 0.17%

Georgia-Pacific LLC†	8.25%	5/1/2016	250	253,750
International Paper Co.	7.95%	6/15/2018	175	186,037
Rock-Tenn Co.	9.25%	3/15/2016	125	132,188

Total				571,975

Gaming/Leisure 0.68%

Ameristar Casinos, Inc.†	9.25%	6/1/2014	250	256,875
Harrah’s Operating Escrow LLC/ Harrah’s Escrow Corp.†	11.25%	6/1/2017	250	255,625
Host Hotels & Resorts LP†	9.00%	5/15/2017	500	512,500
MGM Mirage†	10.375%	5/15/2014	250	264,375
Scientific Games International, Inc.†	9.25%	6/15/2019	500	515,000
WMG Acquisition Corp.†	9.50%	6/15/2016	500	520,000

Total				2,324,375

Healthcare 0.35%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	52,500
HCA, Inc.†	7.875%	2/15/2020	650	635,375
HCA, Inc.†	9.875%	2/15/2017	250	258,750
Select Medical Corp.	7.625%	2/1/2015	250	228,750

Total				1,175,375

Housing 0.45%

K. Hovnanian Enterprises, Inc.	11.50%	5/1/2013	500	486,250
KB Home	9.10%	9/15/2017	450	461,250
Lennar Corp.†	12.25%	6/1/2017	500	580,000

Total				1,527,500

Manufacturing 0.37%

Actuant Corp.	6.875%	6/15/2017	500	465,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	807,500

Total				1,272,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications 1.91%

Allbritton Communications Co.	7.75%	12/15/2012	$500	$430,000
CC Holdings GS V LLC/ Crown Castle GS III Corp.†	7.75%	5/1/2017	500	507,500
Cinemark USA, Inc.†	8.625%	6/15/2019	750	761,250
CSC Holdings, Inc.†	8.50%	4/15/2014	250	255,000
DigitalGlobe, Inc.†	10.50%	5/1/2014	250	262,813
Discovery Communications LLC	5.625%	8/15/2019	500	512,237
Hughes Network Systems LLC	9.50%	4/15/2014	500	510,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	251,875
Mediacom Communications Corp.†	9.125%	8/15/2019	500	497,500
Qwest Corp.	3.879%#	6/15/2013	750	697,500
SBA Telecommunications, Inc.†	8.25%	8/15/2019	250	252,500
Verizon Wireless Capital LLC†	8.50%	11/15/2018	475	599,320
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	436,000
XM Satellite Radio, Inc.†	11.25%	6/15/2013	500	521,250

Total				6,494,745

Metals/Minerals 0.16%

Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	500	542,500

Retail 0.22%

Ingles Markets, Inc.	8.875%	5/15/2017	500	505,000
Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	250	250,000

Total				755,000

Service 0.15%

Corrections Corp. of America	7.75%	6/1/2017	500	496,250

Transportation 0.08%

Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	250	268,125

Utility 0.07%

Inergy Finance LP†	8.75%	3/1/2015	250	253,750

Total Corporate Bonds (cost $16,080,737)				17,142,639

FLOATING-RATE LOANS(b) 93.58%

Aerospace 0.86%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposits	2.598%	3/26/2014	54	40,518
Hawker Beechcraft Acquisition Co. LLC Term Loan	2.261% - 2.598%	3/26/2014	912	686,515
TransDigm Group, Inc. Term Loan	2.269% - 2.612%	6/23/2013	2,250	2,186,719

Total				2,913,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 6.23%

Ashland Chemical, Inc. Term Loan A	6.75%	11/13/2013	$849	$854,885
Ashland Chemical, Inc. Term Loan B	7.65%	5/13/2014	3,703	3,784,429
Celanese Holdings LLC Dollar Term Loan	2.345%	4/2/2014	1,235	1,184,338
Hexion Specialty Chemicals Term Loan C1	2.875%	5/6/2013	2,053	1,576,543
Hexion Specialty Chemicals Term Loan C2	2.875%	5/6/2013	446	342,470
Huntsman International LLC New Term Loan	2.011%	4/21/2014	495	463,706
INEOS U.S. Intermediate Finance LLC Term Loan B2	9.501%	12/16/2013	1,235	949,681
INEOS U.S. Intermediate Finance LLC Term Loan C2	10.001%	12/16/2014	1,235	949,681
Momentive Performance Materials, Inc. Term Loan B	2.563%	12/4/2013	3,036	2,479,543
Nalco Co. Term Loan	6.50%	5/13/2016	4,500	4,575,938
Rockwood Specialties Group, Inc. Term Loan	6.00%	5/15/2014	3,982	4,023,355

Total				21,184,569

Consumer Non-Durables 1.51%

Central Garden & Pet Co., Term Loan B	1.77%	9/30/2012	2,006	1,898,606
Jarden Corp. Term Loan B3	3.098%	1/26/2015	1,432	1,419,552
Levi Strauss & Co. Term Loan	2.523%	3/27/2014	2,000	1,810,000

Total				5,128,158

Energy 2.85%

CGGVeritas Services, Inc. Term Loan B(c)	3.339% - 4.575%	1/12/2014	1,915	1,876,603
Dresser, Inc. Term Loan	2.679%	5/4/2014	2,885	2,706,852
Hercules Offshore, Inc. Term Loan B	2.35% - 8.75%	7/11/2013	2,240	2,071,912
IFM Colonial Pipeline 2 Term Loan B(c)	2.27% - 2.38%	2/27/2012	1,237	1,181,079
Petroleum Geo-Services Term Loan B	2.35%	6/29/2015	1,978	1,854,245

Total				9,690,691

Financial 3.75%

Alliant Holdings I Ltd. Term Loan B(c)	3.598%	8/21/2014	2,000	1,860,000
HUB International Holdings, Inc. Delayed Draw Term Loan	2.761%	6/13/2014	273	251,115
HUB International Holdings, Inc. Initial Term Loan	2.761%	6/13/2014	1,216	1,117,203
Nuveen Investments, Inc. Second Lien Term Loan	12.50%	7/31/2015	1,375	1,304,531
Nuveen Investments, Inc. Term Loan	3.285% - 3.488%	11/13/2014	4,609	3,767,760
Royalty Pharma Finance Trust Term Loan B	2.848%	4/16/2013	3,166	3,113,469
USI Holdings Corp. Term Loan(c)	3.35%	5/5/2014	1,496	1,316,641

Total				12,730,719

Food/Tobacco 4.14%

ARAMARK Corp. Synthetic Letter of Credit	2.336%	1/27/2014	98	92,233
ARAMARK Corp. Term Loan	2.473%	1/27/2014	1,546	1,451,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food/Tobacco (continued)

Dole Food Co., Inc. Credit Link Deposit	7.366% - 8.00%	4/12/2013	$645	$651,799
Dole Food Co., Inc. Term Loan B	8.00%	4/12/2013	1,127	1,139,404
Dole Food Co., Inc. Term Loan C	8.00%	4/12/2013	4,201	4,245,522
OSI Restaurant Partners, Inc. LLC Revolver(d)	2.563%	6/14/2013	249	198,563
OSI Restaurant Partners, Inc. LLC Term Loan B(d)	2.563%	6/14/2014	2,751	2,197,063
Pinnacle Foods Group, Inc. Term Loan B	3.031%	4/2/2014	2,294	2,129,096
Wm. Wrigley Jr. Co. Term Loan B	6.50%	9/30/2014	1,950	1,977,362

Total				14,082,851

Forest Products 4.79%

Anchor Glass Container Corp. Term Loan B	6.75%	6/20/2014	552	547,042
Boise Paper Holdings LLC Term Loan B	5.75%	2/24/2014	722	724,156
Georgia-Pacific LLC New Term Loan C	3.589% - 3.90%	12/20/2014	694	693,014
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	4,021	4,029,127
Graphic Packaging International, Inc. Term Loan C	3.084% - 3.347%	5/16/2014	2,235	2,189,554
New Page Corp. First Lien Term Loan	4.063%	12/21/2014	3,977	3,710,413
Smurfit Stone Container Enterprises, Inc. Debtor in Possession Term Loan(e)	10.00%	7/28/2010	2,417	2,453,551
Smurfit Stone Container Enterprises, Inc. Deposit Funded Loan(e)	4.50%	11/1/2010	173	165,342
Smurfit Stone Container Enterprises, Inc. Revolver(c)(e)	2.50% - 4.50%	11/2/2009	861	824,832
Smurfit Stone Container Enterprises, Inc. Revolver(c)(e)	2.50% - 4.50%	11/1/2009	286	273,572
Smurfit Stone Container Enterprises, Inc. Term Loan B(e)	2.57%	11/1/2011	197	188,164
Smurfit Stone Container Enterprises, Inc. Term Loan C(e)	2.57%	11/1/2011	371	354,503
Smurfit Stone Container Enterprises, Inc. Term Loan C1(e)	2.57%	11/1/2011	112	107,182

Total				16,260,452

Gaming/Leisure 1.83%

CCM Merger, Inc. Term Loan B	8.50%	7/13/2012	2,000	1,880,000
Green Valley Ranch Gaming LLC First Lien Term Loan B	2.538% - 4.00%	2/16/2014	997	703,132
Harrah’s Operating Co., Inc. Term Loan B2	3.504%	1/28/2015	1,875	1,519,974
Isle of Capri Casinos, Inc. New Delayed Draw Term Loan A	2.348%	11/25/2013	200	188,255
Isle of Capri Casinos, Inc. New Delayed Draw Term Loan B	2.011%	7/26/2014	228	214,057
Isle of Capri Casinos, Inc. New Term Loan B	2.348%	7/26/2014	569	535,142
Las Vegas Sands LLC Delayed Draw Term Loan	2.09%	5/23/2014	290	228,085
Las Vegas Sands LLC Term Loan B	2.09%	5/23/2014	1,203	945,278

Total				6,213,923

Healthcare 11.09%

APP Pharmaceuticals LLC Term Loan B2	6.75%	9/10/2014	695	701,735
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.511% - 3.848%	4/24/2015	856	813,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)

Bausch & Lomb, Inc. Term Loan	3.848%	4/24/2015	$3,373	$3,206,184
Biomet, Inc. Term Loan B	3.261% - 3.608%	3/25/2015	4,075	3,928,703
Catalent Pharma Solutions Dollar Term Loan	2.511%	4/10/2014	494	432,607
Community Health Systems, Inc. Delayed Draw Term Loan	2.511%	7/25/2014	178	166,471
Community Health Systems, Inc. Term Loan	2.511% - 2.622%	7/25/2014	3,493	3,263,149
Fresenius U.S. Finance I, Inc. Term Loan B1	6.75%	9/10/2014	2,290	2,312,368
Hanger Orthopedic Term Loan B	2.27%	5/26/2013	1,850	1,743,158
HCA, Inc. Term Loan B	2.848%	11/18/2013	3,656	3,449,386
Health Management Associates Term Loan B	2.348%	2/28/2014	988	930,432
HealthSouth Corp. Term Loan B	2.52% - 2.53%	3/11/2013	1,651	1,604,847
IASIS Healthcare Corp. Delayed Draw Term Loan	2.261%	3/14/2014	359	340,550
IASIS Healthcare Corp. Synthetic Letter of Credit	2.259%	3/14/2014	97	91,731
IASIS Healthcare Corp. Term Loan B	2.261%	3/14/2014	1,038	984,093
King Pharmaceuticals, Inc. Term Loan(c)	8.00%	12/28/2012	404	400,892
Life Technologies Corp. Term Loan A	2.761% - 2.996%	11/21/2013	962	957,215
Life Technologies Corp. Term Loan B	5.25%	11/20/2015	2,463	2,493,503
Mylan Laboratories, Inc. Term Loan B	3.563% - 3.875%	10/2/2014	4,454	4,335,138
Select Medical Corp. Extended Term Loan B(c)	4.157% - 6.00%	8/22/2014	500	475,000
Select Medical Corp. Term Loan B	2.407% - 4.25%	2/24/2012	2,744	2,609,489
Vanguard Health Holding Co. II Replacement Term Loan	2.511%	9/23/2011	2,479	2,428,231

Total				37,668,634

Housing 1.28%

Building Materials Holding Corp. First Lien Term Loan	3.063%	2/24/2014	2,592	2,386,895
Goodman Global, Inc. Term Loan B	6.25%	2/13/2014	2,000	1,980,000

Total				4,366,895

Information Technology 4.81%

Brocade Communications Systems, Inc. Term Loan B	7.00%	10/7/2013	4,620	4,637,702
Commscope, Inc. Term Loan B	3.098%	12/26/2014	3,977	3,896,013
Freescale Semiconductor Term Loan B	2.031%	11/29/2013	489	368,227
Iron Mountain, Inc. Term Loan B(c)	1.875%	4/16/2014	744	729,404
Nuance Communications, Inc. Term Loan	2.27%	3/29/2013	997	959,085
Nuance Communications, Inc. Term Loan B1	2.27%	3/29/2013	1,494	1,436,225
SERENA Software, Inc. Term Loan B	2.629%	3/10/2013	1,461	1,361,044
SunGard Data Systems, Inc. Incremental Term Loan	6.75%	2/28/2014	2,240	2,238,777
SunGard Data Systems, Inc. Term Loan A	2.026%	2/28/2014	26	24,199
SunGard Data Systems, Inc. Term Loan B	3.948% - 4.089%	2/26/2016	721	699,666

Total				16,350,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Manufacturing 9.01%

Baldor Electric Co. Term Loan B	5.25%	1/31/2014	$3,160	$3,132,853
Brand Energy & Infrastructure Services, Inc. Term Loan B2(c)	3.563% - 3.688%	2/7/2014	3,472	3,229,221
Edwards (Cayman Islands II) Ltd. First Lien Term Loan	2.285%	5/31/2014	1,070	682,340
Itron, Inc. Dollar Term Loan	4.02%	4/18/2014	2,365	2,357,266
Manitowoc Co., Inc. (The) Term Loan B	7.50%	11/6/2014	3,241	2,956,011
Mueller Water Products, Inc. Term Loan B	5.988% - 6.098%	5/24/2014	4,027	3,825,660
Precision Drilling Corp. Term Loan B1	9.25%	9/30/2014	2,926	2,943,319
Precision Drilling Corp. Term Loan B2	11.25%	9/30/2014	2,218	2,262,802
Rexnord Corp. Term Loan B	2.813% - 3.063%	7/19/2013	3,931	3,633,333
Sensus Metering Systems, Inc. Term Loan B1	2.294% - 4.25%	6/3/2013	1,346	1,352,813
Sensus Metering Systems, Inc. Term Loan B3(c)	7.00%	6/3/2013	2,907	2,921,944
Veyance Technologies, Inc. Delayed Draw Term Loan	2.53%	7/31/2014	617	437,471
Veyance Technologies, Inc. Initial Term Loan	2.53%	7/31/2014	1,238	876,957

Total				30,611,990

Media/Telecommunications 19.12%

Atlantic Broadband Finance LLC Term Loan B2 B	6.75%	6/1/2013	2,872	2,886,088
Carmike Cinemas, Inc. Initial Term Loan	4.10%	5/19/2012	1,065	1,007,531
Carmike Cinemas, Inc. Term Loan	4.49%	5/19/2012	1,173	1,110,387
Cedar Fair LP Term Loan	2.261%	8/30/2012	1,377	1,329,526
Cedar Fair LP Extended Term Loan B	4.261%	8/30/2014	1,560	1,521,738
Cequel Communications LLC New Term Loan	2.275% - 4.25%	11/5/2013	2,440	2,315,660
Charter Communications Operating LLC New Term Loan	9.25%	3/6/2014	5,528	5,557,043
Cinemark USA, Inc. Term Loan	2.02% - 2.21%	10/5/2013	572	553,316
Consolidated Communications, Inc. Delayed Draw Term Loan	2.77%	12/31/2014	1,000	881,250
Consolidated Communications, Inc. Term Loan B(c)	2.77%	12/31/2014	1,000	907,500
Dex Media West LLC New Term Loan B	7.00%	10/24/2014	1,888	1,611,429
DIRECTV Holdings LLC Term Loan C	5.25%	4/13/2013	3,482	3,499,229
Discovery Communications Holdings LLC Term Loan B	2.598%	5/14/2014	1,485	1,447,046
Discovery Communications Holdings LLC Term Loan C	5.25%	5/14/2014	1,496	1,519,318
FoxCo Acquisition Sub LLC Term Loan	7.25%	7/14/2015	2,765	2,299,906
Hughes Network Systems LLC Term Loan	2.875%	4/15/2014	2,500	2,278,125
Idearc, Inc. Term Loan B	6.25%	11/17/2014	959	446,806
Intelsat Subsidiary Holding Co., Ltd. Term Loan B	2.776%	7/3/2013	2,187	2,097,412
Knology, Inc. Term Loan B(c)	2.511%	6/29/2010	2,000	1,910,000
Lamar Media Corp. Incremental Term Loan B	5.50%	9/28/2012	986	984,020
Lamar Media Corp. Series F	5.50%	3/31/2014	1,995	1,985,025
Lamar Media Corp. Term Loan B(c)	5.50%	9/30/2012	1,480	1,464,932
Local TV Finance LLC Term Loan B	2.27%	5/7/2013	491	340,175
MCC Iowa LLC Term Loan E	6.50%	1/3/2016	3,380	3,400,389
Mediacom Illinois LLC Term Loan D(d)	5.50%	1/3/2016	3,000	3,007,500
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	3.511%	4/8/2012	491	277,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

MetroPCS Wireless, Inc. Term Loan B	2.563% - 2.75%	11/4/2013	$1,987	$1,875,176
Nielsen Finance LLC Term Loan A	2.276%	8/9/2013	383	358,166
Nielsen Finance LLC Term Loan B	4.026%	5/2/2016	3,300	3,107,037
nTelos, Inc. Term Loan B	5.75%	8/7/2015	1,750	1,753,281
PAETEC Communications Incremental Term Loan B1	2.761%	2/28/2013	82	78,371
PAETEC Holding Corp. Initial Term Loan B1	2.761%	2/28/2013	199	188,788
Palm, Inc. Term Loan(c)	3.77%	10/24/2014	610	526,239
Regal Cinemas, Inc. Term Loan	4.348%	10/28/2013	2,488	2,479,875
Telesat Canada Term Loan I (Canada)(a)	3.27%	10/31/2014	3,199	3,071,846
Telesat Canada Term Loan II (Canada)(a)	3.27%	10/31/2014	275	263,841
Univision Communications Term Loan B(d)	2.533%	9/29/2014	1,000	790,357
Weather Channel Term Loan B	7.25%	9/12/2015	1,987	2,007,728
WideOpenWest Finance LLC Term Loan B	2.776% - 4.75%	6/18/2014	1,496	1,336,338
World Color Press, Inc. and World Color (USA) Corp. Exit Term Loan	9.00%	7/23/2012	500	498,750

Total				64,974,779

Metals/Minerals 2.01%

Aleris International, Inc. Debtor in Possession Term Loan(e)(f)	13.00%	2/15/2010	83	83,064
Aleris International, Inc. Term Loan B1	3.25%	2/15/2010	224	90,723
Aleris International, Inc. Term Loan B1	4.25%	12/19/2013	114	9,858
Aleris International, Inc. Term Loan C1(c)	4.25%	12/19/2013	159	110,205
Algoma Steel, Inc. Term Loan B (Canada)(a)	2.77%	6/20/2013	1,742	1,585,606
John Maneely Co. Term Loan	3.524% - 3.755%	12/9/2013	2,702	2,147,925
Noranda Aluminum Acquisition Corp. Term Loan B	2.268%	5/18/2014	1,653	1,223,227
Oxbow Carbon & Minerals Holdings LLC Delayed Draw Term Loan B	2.261%	5/8/2014	147	136,631
Oxbow Carbon & Minerals Holdings LLC Term Loan B	2.261% - 2.598%	5/8/2014	1,538	1,432,361

Total				6,819,600

Retail 7.31%

Dollar General Corp. Term Loan B1	3.011% - 3.238%	7/7/2014	3,596	3,516,090
General Nutrition Centers, Inc. Term Loan B(d)	2.54%	9/16/2013	1,500	1,389,375
Michaels Stores, Inc. New Term Loan B	2.563%	10/31/2013	1,990	1,769,652
Nebraska Book Co., Inc. Incremental Term Loan(c)	9.25%	3/4/2011	149	148,485
Nebraska Book Co., Inc. Term Loan(c)	9.25% - 9.88%	3/4/2011	1,595	1,586,899
Neiman-Marcus Group, Inc. (The) Term Loan B	2.276% - 2.629%	4/6/2013	1,775	1,471,349
Petco Animal Supplies, Inc. Term Loan B	2.511% - 2.848%	10/25/2013	1,000	963,125
QVC, Inc. Term Loan J	5.773%	3/30/2014	1,500	1,486,407
QVC, Inc. Term Loan W	5.273%	6/30/2013	1,500	1,484,063
QVC, Inc. Term Loan W	5.773%	3/30/2014	500	495,469
Rite Aid Corp. Term Loan(c)	9.50%	6/10/2015	3,700	3,848,000
Sally Holdings LLC Term Loan B	5.229% - 5.479%	11/16/2013	1,122	1,073,256
Toys “R” Us, Inc. Delaware Term Loan B	4.518%	7/19/2012	2,500	2,402,678
Yankee Candle Co., Inc. (The) Term Loan B	2.27%	2/6/2014	3,437	3,205,217

Total				24,840,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service 5.08%

Asurion Corp. First Lien Term Loan	3.276% - 3.281%	7/3/2014	$3,250	$3,115,346
Education Management LLC Term Loan C	2.375%	6/3/2013	2,240	2,151,360
First Data Corp. Term Loan(d)	3.036%	9/24/2014	2,000	1,676,666
Hertz Corp. (The) Synthetic Letter of Credit	0.609%	12/21/2012	154	147,374
Hertz Corp. (The) Term Loan B	2.02% - 2.07%	12/21/2012	843	804,894
Metavante Corp. Term Loan B	2.233%	11/1/2014	1,487	1,475,984
Orbitz Worldwide, Inc. Term Loan	8.34%	7/25/2014	2,500	2,089,583
Rental Service Corp. Second Lien Term Loan	3.77% - 5.75%	11/30/2013	3,000	2,591,250
Travelport LLC Term Loan C	10.50%	8/23/2013	2,000	2,027,500
Weight Watchers International, Inc. Term Loan B	1.813% - 2.125%	1/26/2014	495	474,638
West Corp. Term Loan B2	2.636% - 2.651%	10/24/2013	747	712,277

Total				17,266,872

Transportation 6.28%

Allison Transmission, Inc. Term Loan B	3.03%	8/7/2014	1,719	1,477,657
Cooper Standard Automotive, Inc. Term Loan B	3.125%	12/23/2011	157	127,768
Cooper Standard Automotive, Inc. Term Loan C	3.125%	12/23/2011	392	319,158
Cooper Standard Automotive, Inc. Term Loan D	3.125%	12/23/2011	436	348,967
Cooper Standard Automotive, Inc. Debtor in Possession Term Loan A(f)	12.50%	4/30/2010	54	53,301
Cooper Standard Automotive, Inc. Debtor in Possession Term Loan B(f)	12.50%	4/30/2010	23	22,843
DaimlerChrysler Financial Services Americas LLC Term Loan	4.28%	8/3/2012	1,984	1,887,306
Dana Corp. Term Loan B	7.25%	1/29/2015	2,149	1,660,572
Federal-Mogul Corp. Term Loan B	2.208% - 2.218%	12/19/2014	2,061	1,571,479
Federal-Mogul Corp. Term Loan C	2.208% - 2.218%	12/28/2015	1,052	801,775
Ford Motor Co. Term Loan	3.28% - 3.51%	12/16/2013	3,982	3,476,092
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan	2.02%	4/30/2014	1,000	927,000
Navistar International Corp. Revolver	3.511% - 3.535%	1/19/2012	533	499,556
Navistar International Corp. Term Loan B	3.511%	1/19/2012	1,467	1,373,778
Oshkosh Truck Corp. Term Loan B	6.60% - 6.64%	12/6/2013	3,852	3,849,303
Tenneco, Inc. Term Loan B1 Letter of Credit(d)	5.776%	3/16/2014	1,727	1,571,180
TRW Automotive, Inc. Term Loan B1	6.313%	2/9/2014	1,374	1,373,820

Total				21,341,555

Utility 1.63%

Boston Generating LLC First Lien Term Loan	2.589%	12/20/2013	384	283,542
Boston Generating LLC Revolver	2.848%	12/20/2013	24	18,015
Boston Generating LLC Synthetic Letter of Credit	2.723%	12/20/2013	87	64,339
NRG Energy, Inc. Synthetic Letter of Credit	2.348%	2/1/2013	586	555,049
NRG Energy, Inc. Term Loan	2.011% - 2.348%	2/1/2013	690	653,666
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.776% - 3.785%	10/10/2014	992	756,941
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.776% - 3.785%	10/10/2014	3,975	3,031,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utility (continued)

Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.761% - 3.785%	10/10/2014	$247		$188,218

Total					5,551,231

Total Floating Rate Loans (cost $305,681,553)					317,997,078

Total Long-Term Investments (cost $321,762,290)					335,139,717

SHORT-TERM INVESTMENTS 6.64%

Repurchase Agreement 6.64%

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $23,015,000 of U.S. Treasury Bill at 0.12% due 9/24/2009; value: $23,012,699; proceeds: $22,559,006			22,559		22,559,000

Time Deposit 0.00%

State Street Bank & Trust Co. Euro Dollar Time Deposit	0.01%	9/1/2009	—	(g)	152

Total Short-Term Investments (cost $22,559,152)					22,559,152

Total Investments in Securities 105.27% (cost $344,321,442)					357,698,869

Liabilities in Excess of Cash and Other Assets (5.27%)					(17,892,930)

Net Assets 100.00%					$339,805,939

#	Variable rate security. The interest rate represents the rate at August 31, 2009.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(c)	Illiquid security. The total market value of these securities at August 31, 2009 is $25,591,448, which represents 7.53% of the Fund’s net assets.
(d)	Security purchased on a when-issued basis (See Note 2(f)). Interest rate will be determined upon final settlement.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(g)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND August 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.69%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	4,233,480	$40,472
Lord Abbett Research Fund, Inc. - Capital Structure Fund (formerly, America’s Value Fund) - Class I(c)	3,324,818	32,749
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(d)	2,540,530	61,710
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	857,001	7,722
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I(b)	4,057,770	40,253
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	946,267	15,935
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	11,102,834	76,388
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	5,831,308	65,077
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	2,609,486	20,876
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	2,037,140	21,838
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) - Class I*(k)	2,158,945	10,039
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(j)	1,734,590	20,225

Total Investments in Underlying Funds (cost $497,137,479)		$413,284

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.22%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $915,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $914,543; proceeds: $895,964 (cost $895,964)	$896	896

Total Investments in Securities 99.91% (cost $498,033,443)		414,180

Other Assets in Excess of Liabilities 0.09%		371

Net Assets 100.00%		$414,551

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.
(k)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 94.29%

COMMON STOCK 0.20%

Media: Cable

CCH I LLC Class A** (cost $1,278,938)			68	$1,278,938

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 3.40%

Electronics 0.33%

L-1 Identity Solutions, Inc.	3.75%	5/15/2027	$2,500	2,187,500

Health Services 0.57%

Incyte Corp.	3.50%	2/15/2011	2,500	2,128,125
Life Technologies Corp.	3.25%	6/15/2025	1,500	1,650,000

Total				3,778,125

Integrated Energy 0.31%

Energy Conversion Devices, Inc.	3.00%	6/15/2013	3,175	2,063,750

Media: Broadcast 0.44%

Sinclair Broadcast Group, Inc.	3.00%	5/15/2027	3,200	2,876,000

Oil Field Equipment & Services 0.63%

Hanover Compressor Co.	4.75%	1/15/2014	5,000	4,125,000

Telecommunications Equipment 0.67%

Ciena Corp.	0.875%	6/15/2017	3,425	2,144,906
JDS Uniphase Corp.	1.00%	5/15/2026	2,750	2,275,625

Total				4,420,531

Theaters & Entertainment 0.45%

Regal Entertainment Group†	6.25%	3/15/2011	3,000	2,992,500

Total Convertible Bonds (cost $21,399,959)				22,443,406

			Shares (000)

CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae (cost $1,500,000)	8.75%		30	89,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(a) 3.24%

Apparel/Textiles 0.54%

Michaels Stores, Inc. New Term Loan B	2.563%	10/31/2013	$3,982	$3,541,572

Automotive 1.39%

Ford Motor Co. Term Loan B	3.28% - 3.51%	12/16/2013	6,960	6,076,289
Oshkosh Corp. Term Loan B	6.60% - 6.64%	12/6/2013	3,093	3,090,179

Total				9,166,468

Electronics 0.14%

Palm, Inc. Term Loan(b)	3.77%	10/24/2014	1,100	948,750

Investments & Miscellaneous Financial Services 0.58%

Nuveen Investments, Inc. Second Lien Term Loan	12.50%	7/31/2015	4,000	3,795,000

Non-Food & Drug Retailers 0.59%

Dollar General Corp. Term Loan B1	3.011% -3.238%	7/7/2014	4,000	3,911,112

Total Floating Rate Loans (cost $19,017,289)				21,362,902

HIGH YIELD CORPORATE BONDS 87.44%

Aerospace/Defense 1.26%

Esterline Technologies Corp.	7.75%	6/15/2013	3,240	3,126,600
L-3 Communications Corp.	6.125%	1/15/2014	3,000	2,880,000
Moog, Inc.	6.25%	1/15/2015	2,500	2,337,500

Total				8,344,100

Airlines 1.40%

Continental Airlines, Inc.	7.487%	10/2/2010	2,525	2,449,250
Continental Airlines, Inc.	7.918%	5/1/2010	1,350	1,323,000
Continental Airlines, Inc.	8.307%	4/2/2018	2,950	2,241,781
Southwest Airlines Co.†	10.50%	12/15/2011	3,000	3,243,237

Total				9,257,268

Apparel/Textiles 1.36%

Levi Strauss & Co.	9.75%	1/15/2015	3,870	3,976,425
Oxford Industries, Inc.	11.375%	7/15/2015	2,925	3,056,625
Quiksilver, Inc.	6.875%	4/15/2015	3,000	1,920,000

Total				8,953,050

Auto Loans 0.75%

Ford Motor Credit Co. LLC	12.00%	5/15/2015	4,750	4,950,070

Auto Parts & Equipment 1.33%

Cooper-Standard Automotive, Inc.(c)	8.375%	12/15/2014	3,000	180,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment (continued)

Stanadyne Corp.	12.00%	2/15/2015	$5,000	$2,475,000
Tenneco, Inc.	10.25%	7/15/2013	3,500	3,570,000
TRW Automotive, Inc.†	7.25%	3/15/2017	3,000	2,535,000

Total				8,760,000

Automotive 0.77%

Ford Holdings LLC	9.30%	3/1/2030	3,500	2,581,250
Ford Motor Co.	9.50%	9/15/2011	2,675	2,527,875

Total				5,109,125

Banking 3.03%

CIT Group, Inc.	0.759%#	3/12/2010	7,300	4,571,625
GMAC, Inc.†	6.875%	9/15/2011	3,500	3,263,750
GMAC, Inc.†	8.00%	11/1/2031	4,000	3,130,000
Goldman Sachs Capital I	6.345%	2/15/2034	2,500	2,210,147
Sovereign Bank	8.75%	5/30/2018	1,500	1,635,823
Wachovia Capital Trust III	5.80%	3/29/2049	7,850	5,181,000

Total				19,992,345

Beverage 1.06%

Cerveceria Nacional Dominicana C Por A (Dominican Republic)†(d)	16.00%	3/27/2012	4,000	3,463,720
Constellation Brands, Inc.	8.375%	12/15/2014	3,475	3,553,188

Total				7,016,908

Brokerage 1.03%

Lazard Group LLC	7.125%	5/15/2015	3,000	3,017,097
Raymond James Financial, Inc.	8.60%	8/15/2019	3,600	3,789,907

Total				6,807,004

Building & Construction 2.12%

Beazer Homes USA, Inc.	8.375%	4/15/2012	4,000	3,040,000
K. Hovnanian Enterprises, Inc.	11.50%	5/1/2013	3,925	3,817,063
KB Home	9.10%	9/15/2017	3,700	3,792,500
Lennar Corp.†	12.25%	6/1/2017	2,175	2,523,000
William Lyon Homes, Inc.	10.75%	4/1/2013	2,000	830,000

Total				14,002,563

Building Materials 0.58%

Building Materials Corp. of America	7.75%	8/1/2014	2,250	2,126,250
Ply Gem Industries, Inc.	11.75%	6/15/2013	2,000	1,680,000

Total				3,806,250

Chemicals 1.23%

Dow Chemical Co. (The)	8.55%	5/15/2019	4,400	4,800,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

INEOS Group Holdings plc (United Kingdom)†(d)	8.50%	2/15/2016	$2,600	$1,209,000
MacDermid, Inc.†	9.50%	4/15/2017	2,500	2,112,500

Total				8,122,234

Computer Hardware 0.37%

Seagate Technology International†	10.00%	5/1/2014	2,250	2,424,375

Consumer/Commercial/Lease Financing 1.49%

American General Finance Corp.	6.90%	12/15/2017	5,000	3,091,545
General Electric Capital Corp.	6.375%	11/15/2067	5,000	4,043,560
International Lease Finance Corp.	6.375%	3/25/2013	3,425	2,689,553

Total				9,824,658

Diversified Capital Goods 0.97%

CPM Holdings, Inc.†	10.625%	9/1/2014	3,100	3,146,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,825	3,232,125

Total				6,378,625

Electric: Generation 3.17%

Edison Mission Energy	7.75%	6/15/2016	7,500	6,150,000
Mirant Americas Generation LLC	9.125%	5/1/2031	10,425	8,079,375
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	10,000	6,675,000

Total				20,904,375

Electronics 0.64%

Freescale Semiconductor, Inc.	10.125%	12/15/2016	2,500	1,400,000
NXP BV LLC (Netherlands)(d)	3.259%#	10/15/2013	4,500	2,806,875

Total				4,206,875

Energy: Exploration & Production 2.82%

Berry Petroleum Co.	10.25%	6/1/2014	3,725	3,906,594
Chesapeake Energy Corp.	6.25%	1/15/2018	4,000	3,500,000
Cimarex Energy Co.	7.125%	5/1/2017	1,500	1,395,000
Forest Oil Corp.	7.25%	6/15/2019	4,475	4,228,875
Newfield Exploration Co.	7.125%	5/15/2018	3,025	2,956,937
Penn Virginia Corp.	10.375%	6/15/2016	2,500	2,643,750

Total				18,631,156

Environmental 0.63%

Casella Waste Systems, Inc.†	11.00%	7/15/2014	4,000	4,150,000

Food & Drug Retailers 1.43%

Duane Reade, Inc.†	11.75%	8/1/2015	1,175	1,192,625
Ingles Markets, Inc.	8.875%	5/15/2017	3,300	3,333,000
New Albertson’s, Inc.	6.625%	6/1/2028	2,285	1,725,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Drug Retailers (continued)
Rite Aid Corp.	7.50%	3/1/2017	$3,500	$2,940,000
Rite Aid Corp.	9.375%	12/15/2015	350	259,000

Total				9,449,800

Food: Wholesale 1.76%

Del Monte Corp.	8.625%	12/15/2012	2,100	2,155,125
M-Foods Holdings, Inc.†	9.75%	10/1/2013	2,300	2,340,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	7,500	7,087,500

Total				11,582,875

Forestry/Paper 2.73%

Abitibi-Consolidated, Inc. (Canada)†(c)(d)	15.50%	7/15/2010	2,425	400,125
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	3,200	3,360,000
Clearwater Paper Corp.†	10.625%	6/15/2016	2,725	2,932,781
Graphic Packaging International Corp.†	9.50%	6/15/2017	4,200	4,326,000
PE Paper Escrow GmbH (Austria)†(d)	12.00%	8/1/2014	3,500	3,594,080
Rock-Tenn Co.	9.25%	3/15/2016	3,200	3,384,000

Total				17,996,986

Gaming 4.43%

Boyd Gaming Corp.	7.125%	2/1/2016	3,150	2,638,125
Downstream Development Quapaw†	12.00%	10/15/2015	2,500	1,593,750
Harrah’s Operating Co., Inc.	10.75%	2/1/2016	2,350	1,533,375
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.†	11.25%	6/1/2017	2,275	2,326,187
Las Vegas Sands Corp.	6.375%	2/15/2015	3,100	2,673,750
MGM Mirage	8.375%	2/1/2011	3,950	3,367,375
MGM Mirage†	11.125%	11/15/2017	1,800	1,957,500
Mohegan Tribal Gaming Authority	8.00%	4/1/2012	3,025	2,495,625
River Rock Entertainment Authority (The)	9.75%	11/1/2011	4,000	3,540,000
Scientific Games International, Inc.†	9.25%	6/15/2019	2,750	2,832,500
Shingle Springs Tribal Gaming Authority†	9.375%	6/15/2015	2,525	1,805,375
Snoqualmie Entertainment Authority†	4.68%#	2/1/2014	5,000	2,475,000

Total				29,238,562

Gas Distribution 3.69%

El Paso Corp.	8.05%	10/15/2030	12,576	11,317,168
Ferrellgas Partners LP†	6.75%	5/1/2014	3,320	3,062,700
Inergy Finance LP	8.25%	3/1/2016	10,000	9,950,000

Total				24,329,868

Health Services 6.23%

Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	3,100	3,169,750
Biomet, Inc.	11.625%	10/15/2017	3,000	3,187,500
Community Health Systems	8.875%	7/15/2015	4,350	4,388,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)

HCA, Inc.†	7.875%	2/15/2020	$1,250	$1,221,875
HCA, Inc.	9.125%	11/15/2014	10,000	10,125,000
Healthsouth Corp.	7.218%#	6/15/2014	5,000	4,800,000
National Mentor Holdings, Inc.	11.25%	7/1/2014	1,800	1,660,500
Sun Healthcare Group, Inc.	9.125%	4/15/2015	3,000	2,970,000
Tenet Healthcare Corp.	9.25%	2/1/2015	3,600	3,465,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	3,000	2,670,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)††	Zero Coupon	10/1/2015	3,450	3,484,500

Total				41,142,187

Hotels 1.09%

Host Hotels & Resorts LP†	9.00%	5/15/2017	7,000	7,175,000

Household & Leisure Products 0.45%

Brunswick Corp.†	11.25%	11/1/2016	2,850	2,999,625

Investments & Miscellaneous Financial Services 0.54%

Nuveen Investments, Inc.†	10.50%	11/15/2015	4,750	3,586,250

Leisure 0.41%

Speedway Motorsports, Inc.†	8.75%	6/1/2016	2,600	2,691,000

Life Insurance 0.89%

MetLife Capital Trust X†	9.25%	4/8/2038	6,000	5,849,328

Local-Authority 0.79%

New York City Industrial Development Agency†	11.00%	3/1/2029	5,000	5,202,550

Machinery 1.12%

Baldor Electric Co.	8.625%	2/15/2017	5,665	5,665,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,825	1,733,750

Total				7,398,750

Media: Broadcast 2.95%

Allbritton Communications Co.	7.75%	12/15/2012	2,525	2,171,500
CBS Corp.	8.875%	5/15/2019	2,450	2,639,363
Clear Channel Communications, Inc.	10.75%	8/1/2016	2,950	1,298,000
Fox Acquisition Sub LLC†	13.375%	7/15/2016	4,100	2,480,500
Rainbow National Services LLC†	10.375%	9/1/2014	2,720	2,856,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	4,400	2,838,000
XM Satellite Radio, Inc.†	11.25%	6/15/2013	5,000	5,212,500

Total				19,495,863

Media: Cable 3.17%

CCH I LLC/CCH I Capital Corp.(c)	11.00%	10/1/2015	5,000	725,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable (continued)

CCH II LLC/CCH II Capital Corp.(c)	10.25%	9/15/2010	$5,200	$5,804,500
DirecTV Holdings LLC	8.375%	3/15/2013	3,900	4,017,000
Mediacom Communications Corp.†	9.125%	8/15/2019	4,700	4,676,500
Virgin Media Finance plc (United Kingdom)(d)	9.125%	8/15/2016	2,500	2,543,750
Virgin Media Finance plc (United Kingdom)(d)	9.50%	8/15/2016	3,075	3,174,938

Total				20,941,688

Media: Services 1.38%

Interpublic Group of Cos., Inc. (The)†	10.00%	7/15/2017	2,750	2,887,500
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	2,975	2,967,563
WMG Acquisition Corp.†	9.50%	6/15/2016	3,150	3,276,000

Total				9,131,063

Metals/Mining (Excluding Steel) 3.09%

Anglo American Capital plc (United Kingdom)†(d)	9.375%	4/8/2019	5,500	6,445,565
Compass Minerals International, Inc.†	8.00%	6/1/2019	3,000	3,000,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,675	5,924,462
Teck Resources Ltd. (Canada)(d)	10.25%	5/15/2016	4,500	4,995,000

Total				20,365,027

Mortgage Banks & Thrifts 0.00%

Washington Mutual Bank(c)	6.875%	6/15/2011	2,500	9,375

Multi-Line Insurance 2.24%

American International Group, Inc.	8.175%	5/15/2058	5,900	2,817,250
American International Group, Inc.	8.25%	8/15/2018	5,000	4,010,115
AXA SA (France)†(d)	6.379%	12/29/2049	7,000	5,215,000
USI Holdings Corp.†	9.75%	5/15/2015	2,000	1,642,500
ZFS Finance (USA) Trust V†	6.50%	5/9/2037	1,410	1,128,000

Total				14,812,865

Non-Food & Drug Retailers 2.33%

Limited Brands, Inc.	6.90%	7/15/2017	2,325	2,124,943
Limited Brands, Inc.†	8.50%	6/15/2019	2,325	2,359,180
Macy’s Retail Holdings, Inc.	8.875%	7/15/2015	3,530	3,592,460
Michaels Stores, Inc.	11.375%	11/1/2016	2,965	2,564,725
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	2,475	1,856,250
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	2,800	2,856,000

Total				15,353,558

Oil Field Equipment & Services 2.06%

Basic Energy Services, Inc.†	11.625%	8/1/2014	3,725	3,818,125
Bristow Group, Inc.	6.125%	6/15/2013	2,850	2,693,250
Hornbeck Offshore Services, Inc.†	8.00%	9/1/2017	4,800	4,728,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)

PHI, Inc.	7.125%	4/15/2013	$2,500	$2,331,250

Total				13,570,625

Oil Refining & Marketing 0.54%

Tesoro Corp.	9.75%	6/1/2019	3,500	3,561,250

Packaging 0.89%

Graham Packaging Co. LP/GPC Capital Corp. I	9.875%	10/15/2014	3,000	3,000,000
Solo Cup Co.	8.50%	2/15/2014	3,125	2,882,813

Total				5,882,813

Property & Casualty 0.95%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	7,000	6,265,000

Restaurants 0.96%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	3,000	3,022,500
OSI Restaurant Partners LLC	10.00%	6/15/2015	3,980	3,303,400

Total				6,325,900

Software/Services 2.82%

First Data Corp.	9.875%	9/24/2015	5,000	4,300,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	6,150	6,119,250
Unisys Corp.†	14.25%	9/15/2015	5,000	4,925,000
Vangent, Inc.	9.625%	2/15/2015	3,500	3,272,500

Total				18,616,750

Steel Producers/Products 0.64%

ArcelorMittal (Luxembourg)(d)	9.85%	6/1/2019	3,700	4,233,103

Support: Services 2.00%

Corrections Corp. of America	7.75%	6/1/2017	1,350	1,339,875
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	2,500	2,575,000
Rental Service Corp.	9.50%	12/1/2014	3,750	3,375,000
Rental Service Corp.†	10.00%	7/15/2017	2,500	2,625,000
United Rentals (North America), Inc.†	10.875%	6/15/2016	3,175	3,254,375

Total				13,169,250

Telecommunications: Integrated/Services 4.78%

Cincinnati Bell, Inc.	8.375%	1/15/2014	2,925	2,851,875
Hughes Network Systems LLC	9.50%	4/15/2014	1,325	1,351,500
Hughes Network Systems LLC	9.50%	4/15/2014	1,700	1,734,000
Intelsat Corp.	9.25%	8/15/2014	3,050	3,111,000
Intelsat Subsidiary Holding Co., Ltd.	8.50%	1/15/2013	3,050	3,088,125
MasTec, Inc.	7.625%	2/1/2017	2,125	1,944,375
Nordic Telephone Holdings Co. (Denmark)†(d)	8.875%	5/1/2016	9,000	9,180,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services (continued)

Qwest Communications International, Inc.	7.25%	2/15/2011	$5,000	$4,987,500
Windstream Corp.	8.125%	8/1/2013	3,250	3,266,250

Total				31,514,625

Telecommunications: Wireless 4.44%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,925	1,953,875
Centennial Communications Corp.	10.00%	1/1/2013	2,000	2,060,000
Cricket Communications, Inc.	9.375%	11/1/2014	3,150	2,984,625
iPCS, Inc.	2.608%#	5/1/2013	3,130	2,582,250
MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,575	4,512,094
Sprint Capital Corp.	8.375%	3/15/2012	5,250	5,282,812
Sprint Capital Corp.	8.75%	3/15/2032	2,075	1,732,625
Wind Acquisition Finance SA (Italy)†(d)	10.75%	12/1/2015	5,725	6,183,000
Wind Acquisition Finance SA (Italy)†(d)	11.75%	7/15/2017	1,875	2,043,750

Total				29,335,031

Theaters & Entertainment 0.28%

Cinemark USA, Inc.†	8.625%	6/15/2019	1,850	1,877,750

Transportation (Excluding Air/Rail) 0.35%

Commercial Barge Line Co.†	12.50%	7/15/2017	2,350	2,326,500

Total High Yield Corporate Bonds (cost $559,582,787)				577,071,798

Total Long-Term Investments (cost $602,778,973)				622,246,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 3.75%

Repurchase Agreement

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $25,285,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $25,272,358; proceeds: $24,772,579 (cost $24,772,572)	$24,773	$24,772,572

Total Investments in Securities 98.04% (cost $627,551,545)		647,019,316

Cash and Other Assets in Excess of Liabilities 1.96%		12,923,543

Net Assets 100.00%		$659,942,859

PIK	Payment-in-kind.

**	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value price per share on August 31, 2009 is $18.75.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at August 31, 2009.
††	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(b)	Illiquid security. The total market value of this security at August 31, 2009 is $948,750, which represents 0.14% of the Fund’s net assets.
(c)	Defaulted security.
(d)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.88%

ASSET-BACKED SECURITIES 1.56%

Automobile 0.99%

Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	$585	$593,251
Ford Credit Auto Owner Trust 2008-C A2B	1.173%#	1/15/2011	4,398	4,404,543
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	2,000	2,010,823

Total				7,008,617

Credit Cards 0.57%

MBNA Credit Card Master Note Trust 2004-A10 A	0.353%#	3/15/2012	4,000	3,997,987

Total Asset-Backed Securities (cost $10,929,170)				11,006,604

CORPORATE BONDS 80.22%

Aerospace/Defense 0.34%

L-3 Communications Corp.	5.875%	1/15/2015	600	564,000
L-3 Communications Corp.	7.625%	6/15/2012	1,250	1,268,750
Meccanica Holdings USA†	6.25%	7/15/2019	500	533,085

Total				2,365,835

Air Transportation 1.59%

Bristow Group, Inc.	6.125%	6/15/2013	1,000	945,000
Bristow Group, Inc.	7.50%	9/15/2017	395	375,250
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	2,000	1,832,102
Southwest Airlines Co.†	10.50%	12/15/2011	7,500	8,108,092

Total				11,260,444

Apparel 0.70%

Phillips-Van Heusen Corp.	7.25%	2/15/2011	2,800	2,828,000
Phillips-Van Heusen Corp.	8.125%	5/1/2013	250	255,000
Warnaco Group, Inc.	8.875%	6/15/2013	1,785	1,843,013

Total				4,926,013

Auto Parts: After Market 0.22%

Affinia Group, Inc.†	10.75%	8/15/2016	1,520	1,577,000

Auto Parts: Original Equipment 0.48%

ITC Holdings Corp.†	6.05%	1/31/2018	3,325	3,362,739

Auto Trucks & Parts 0.07%

American Axle & Manufacturing, Inc.	5.25%	2/11/2014	750	517,500

Automotive 0.97%

Roper Industries, Inc.	6.25%	9/1/2019	2,350	2,389,271
Roper Industries, Inc.	6.625%	8/15/2013	4,175	4,470,820

Total				6,860,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Money Center 0.43%

European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	$3,000	$3,051,735

Banks: Regional 2.70%

Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	1,155	1,267,824
Citigroup, Inc.	8.125%	7/15/2039	1,504	1,550,365
Compass Bank	6.40%	10/1/2017	500	451,850
Corporacion Andina de Fomento (Venezuela)(a)	8.125%	6/4/2019	445	512,533
Credit Suisse NY	5.30%	8/13/2019	1,600	1,621,992
GMAC, Inc.†	7.00%	2/1/2012	225	204,187
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,223	4,309,508
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,575	1,649,431
JPMorgan Chase & Co.	6.00%	1/15/2018	1,200	1,291,764
Kreditanstalt fuer Wiederaufbau (Germany)(a)	4.875%	6/17/2019	2,251	2,434,520
Morgan Stanley	6.25%	8/28/2017	1,104	1,140,082
Morgan Stanley	6.625%	4/1/2018	2,350	2,515,196
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg)†(a)	9.00%	6/11/2014	125	133,425

Total				19,082,677

Beverages 2.37%

Anheuser-Busch InBev Worldwide, Inc.†	5.375%	11/15/2014	750	799,700
Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	3,150	3,932,151
Bacardi Ltd.†	7.45%	4/1/2014	2,400	2,698,814
Bacardi Ltd.†	8.20%	4/1/2019	2,000	2,368,892
FBG Finance Ltd. (Australia)†(a)	5.125%	6/15/2015	1,500	1,538,337
FBG Finance Ltd. (Australia)†(a)	5.875%	6/15/2035	1,650	1,559,192
FBG Finance Ltd. (Australia)†(a)	7.875%	6/1/2016	1,700	1,947,809
SABMiller plc (United Kingdom)†(a)	5.70%	1/15/2014	750	800,117
SABMiller plc (United Kingdom)†(a)	6.50%	7/1/2016	1,000	1,077,386

Total				16,722,398

Biotechnology Research & Production 0.42%

Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	1,325	1,391,250
Laboratory Corp. of America Holdings	5.625%	12/15/2015	1,600	1,563,070

Total				2,954,320

Broadcasting 0.99%

Cox Communications, Inc.†	8.375%	3/1/2039	290	360,746
Cox Communications, Inc.†	9.375%	1/15/2019	5,200	6,639,230

Total				6,999,976

Brokers 0.28%

Raymond James Financial, Inc.	8.60%	8/15/2019	1,900	2,000,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials 0.87%

Celulosa Arauco y Constitucion SA (Chile)†(a)	7.25%	7/29/2019	$164	$177,082
Martin Marietta Materials, Inc.	6.25%	5/1/2037	2,450	2,008,493
Owens Corning, Inc.	9.00%	6/15/2019	2,200	2,285,556
Texas Industries, Inc.	7.25%	7/15/2013	350	329,000
Texas Industries, Inc.	7.25%	7/15/2013	1,400	1,316,000

Total				6,116,131

Business Services 0.41%

Seminole Indian Tribe of Florida†	6.535%	10/1/2020	3,375	2,885,426

Cable Services 2.70%

Comcast Corp.	6.95%	8/15/2037	7,719	8,765,148
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	4,733,024
Time Warner Cable, Inc.	7.30%	7/1/2038	4,008	4,549,557
Time Warner Cable, Inc.	7.50%	4/1/2014	888	1,020,199

Total				19,067,928

Chemicals 1.34%

Airgas, Inc.†	7.125%	10/1/2018	5,500	5,500,000
Huntsman International LLC	7.375%	1/1/2015	1,290	1,115,850
Huntsman International LLC	7.875%	11/15/2014	250	223,750
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	500	416,290
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	1,900	1,881,000
Nalco Co.	7.75%	11/15/2011	343	344,715

Total				9,481,605

Coal 1.15%

Arch Coal, Inc.†	8.75%	8/1/2016	550	552,750
CONSOL Energy, Inc.	7.875%	3/1/2012	4,450	4,361,000
Drummond Co., Inc.†	7.375%	2/15/2016	2,295	2,031,075
Peabody Energy Corp.	5.875%	4/15/2016	1,250	1,156,250

Total				8,101,075

Communications & Media 0.18%

Digicel Ltd.†	9.25%	9/1/2012	1,250	1,253,125

Communications Equipment 0.29%

Harris Corp.	5.00%	10/1/2015	2,000	2,049,110

Communications Technology 0.18%

American Tower Corp.	7.125%	10/15/2012	1,250	1,270,313

Computer Software 0.87%

BMC Software, Inc.	7.25%	6/1/2018	2,675	2,885,445
See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software (continued)

Intuit, Inc.	5.75%	3/15/2017	$2,687	$2,747,589
SunGard Data Systems, Inc.	10.25%	8/15/2015	525	522,375

Total				6,155,409

Computer Technology 0.16%

EQT Corp.	6.50%	4/1/2018	1,100	1,112,449

Consumer Products 0.62%

Elizabeth Arden, Inc.	7.75%	1/15/2014	1,400	1,295,000
Ralcorp Holdings, Inc.†	6.625%	8/15/2039	3,000	3,116,028

Total				4,411,028

Containers 2.17%

Ball Corp.	6.875%	12/15/2012	1,500	1,511,250
Ball Corp.	7.125%	9/1/2016	400	402,000
Crown Americas LLC/Crown Americas Capital Corp.	7.625%	11/15/2013	1,350	1,350,000
Pactiv Corp.	5.875%	7/15/2012	700	746,246
Pactiv Corp.	7.95%	12/15/2025	1,838	1,871,310
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	5,475	5,719,130
Sealed Air Corp.†	5.625%	7/15/2013	500	503,764
Sealed Air Corp.†	6.875%	7/15/2033	3,550	3,212,249

Total				15,315,949

Diversified 0.79%

Tyco Electronics Group (Switzerland)(a)	6.00%	10/1/2012	2,000	2,070,656
Tyco Electronics Group (Switzerland)(a)	7.125%	10/1/2037	3,500	3,510,724

Total				5,581,380

Diversified Materials & Processing 0.05%

Tyco International Finance SA (Switzerland)(a)	8.50%	1/15/2019	320	386,997

Drugs 0.72%

Hospira, Inc.	6.05%	3/30/2017	2,775	2,890,288
Valeant Pharmaceuticals International†	8.375%	6/15/2016	1,350	1,377,000
Watson Pharmaceuticals, Inc.	6.125%	8/15/2019	800	824,019

Total				5,091,307

Electric: Equipment/Components 0.53%

Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	200	212,000
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	850	932,764
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	2,225	2,569,283

Total				3,714,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power 7.32%

Arizona Public Service Co.	5.50%	9/1/2035	$2,850	$2,398,207
Black Hills Corp.	6.50%	5/15/2013	500	523,027
Black Hills Corp.	9.00%	5/15/2014	1,950	2,197,675
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	1,300	1,446,831
DTE Energy Co.	7.625%	5/15/2014	500	542,024
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	3,250	3,719,063
EDF SA (France)†(a)	6.50%	1/26/2019	350	400,371
Empresas Publicas de Medellin ESP (Columbia)†(a)	7.625%	7/29/2019	100	106,500
Energy East Corp.	6.75%	7/15/2036	2,450	2,707,831
Entergy Arkansas, Inc.	5.66%	2/1/2025	2,400	2,287,898
Entergy Louisiana LLC	6.50%	9/1/2018	1,000	1,079,409
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	1,014,926
General Electric Capital Corp.	6.00%	8/7/2019	800	807,560
General Electric Capital Corp.	6.875%	1/10/2039	1,100	1,094,369
Kansas City Power & Light Co.	7.15%	4/1/2019	1,000	1,159,847
Kansas Gas & Electric Co.†	6.70%	6/15/2019	600	679,297
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	1,000	1,135,693
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	6.25%	6/17/2014	400	422,941
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,980	4,233,144
NiSource Finance Corp.	6.80%	1/15/2019	1,700	1,726,998
NiSource Finance Corp.	10.75%	3/15/2016	3,850	4,514,483
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,000	2,225,726
Oncor Electric Delivery Co.	7.25%	1/15/2033	282	343,933
Rochester Gas & Electric Corp.†	5.90%	7/15/2019	525	560,315
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	2,930	3,081,384
Sempra Energy	6.50%	6/1/2016	1,500	1,652,016
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,400	1,401,106
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,700	4,329,999
Toledo Edison Co. (The)	7.25%	5/1/2020	1,850	2,161,185
Union Electric Co.	6.40%	6/15/2017	1,631	1,790,244

Total				51,744,002

Electrical Equipment 0.19%

Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,313,595

Electrical: Household 0.78%

EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	5,100	5,509,785

Electronics 0.09%

Sensus USA, Inc.	8.625%	12/15/2013	650	633,750

Electronics: Semi-Conductors/Components 1.14%

Agilent Technologies, Inc.	6.50%	11/1/2017	3,100	2,990,520
Analog Devices, Inc.	5.00%	7/1/2014	915	950,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics: Semi-Conductors/Components (continued)

KLA-Tencor Corp.	6.90%	5/1/2018	$4,000	$4,097,576

Total				8,038,172

Energy Equipment & Services 0.84%

Cameron International Corp.	6.375%	7/15/2018	726	748,217
Energy Transfer Partners LP	8.50%	4/15/2014	2,000	2,301,650
EQT Corp.	8.125%	6/1/2019	686	771,986
Inergy Finance LP	8.25%	3/1/2016	1,400	1,393,000
Inergy Finance LP†	8.75%	3/1/2015	275	279,125
NRG Energy, Inc.	7.25%	2/1/2014	450	438,750

Total				5,932,728

Entertainment 0.06%

Peninsula Gaming LLC†	8.375%	8/15/2015	135	132,975
Peninsula Gaming LLC†	10.75%	8/15/2017	275	264,000

Total				396,975

Environmental Services 0.11%

Williams Cos., Inc. (The)	8.75%	1/15/2020	665	756,218

Financial Services 2.43%

ABX Financing Co.†	5.75%	10/15/2016	2,750	2,860,462
AON Corp.	7.375%	12/14/2012	1,000	1,061,788
Bear Stearns Cos., Inc.	7.25%	2/1/2018	1,000	1,142,197
CPM Holdings, Inc.†	10.625%	9/1/2014	900	913,500
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,000	2,973,258
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	1,075	1,325,105
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.05%	1/15/2036	750	587,101
Teco Finance, Inc.	6.572%	11/1/2017	2,382	2,404,217
Teco Finance, Inc.	6.75%	5/1/2015	450	473,908
Teco Finance, Inc.	7.00%	5/1/2012	1,660	1,761,343
Western Union Co. (The)	6.50%	2/26/2014	1,550	1,692,558

Total				17,195,437

Financial: Miscellaneous 0.30%

Ford Motor Credit Co. LLC	5.879%#	6/15/2011	650	598,813
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,500	1,497,151

Total				2,095,964

Food 1.41%

Del Monte Corp.	8.625%	12/15/2012	1,250	1,282,813
H.J. Heinz Co.†	7.125%	8/1/2039	2,600	3,063,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food (continued)

Land O’ Lakes, Inc.	9.00%	12/15/2010	$2,150	$2,184,938
M-Foods Holdings, Inc.†	9.75%	10/1/2013	1,000	1,017,500
Tate & Lyle International Finance plc (United Kingdom)†(a)	6.625%	6/15/2016	2,500	2,420,177

Total				9,968,805

Food/Beverage 0.22%

Cadbury Holdings Ltd. (United Kingdom)†(a)	5.125%	10/1/2013	1,500	1,562,007

Gaming 1.07%

International Game Technology	7.50%	6/15/2019	2,500	2,711,522
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	1,875	1,546,875
Penn National Gaming, Inc.†	8.75%	8/15/2019	300	299,250
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	1,600	1,608,000
Scientific Games Corp.	6.25%	12/15/2012	575	554,875
Scientific Games International, Inc.†	9.25%	6/15/2019	250	257,500
Turning Stone Casino Resort†	9.125%	9/15/2014	650	599,625

Total				7,577,647

Healthcare Products 0.64%

Biogen Idec, Inc.	6.875%	3/1/2018	1,800	1,969,358
Biomet, Inc.	11.625%	10/15/2017	1,050	1,115,625
HCA, Inc.	7.875%	2/1/2011	400	404,000
HCA, Inc.	9.125%	11/15/2014	1,050	1,063,125

Total				4,552,108

Healthcare Services 0.04%

DASA Finance Corp.†	8.75%	5/29/2018	300	313,500

Household Furnishings 0.23%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	800	744,000
Sealy Mattress Co.†	10.875%	4/15/2016	800	864,000

Total				1,608,000

Industrial Products 0.11%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	800	804,964

Investment Management Companies 1.34%

BlackRock, Inc.	6.25%	9/15/2017	6,350	6,690,163
Lazard Group LLC	7.125%	5/15/2015	2,775	2,790,815

Total				9,480,978

Leisure 0.56%

Leslie’s Poolmart, Inc.	7.75%	2/1/2013	375	372,188
Seneca Gaming Corp.	7.25%	5/1/2012	1,100	1,039,500
Seneca Gaming Corp.	7.25%	5/1/2012	1,200	1,134,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure (continued)

Speedway Motorsports, Inc.†	8.75%	6/1/2016	$1,350	$1,397,250

Total				3,942,938

Machinery: Agricultural 0.82%

BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	550	626,261
Ciliandra Perkasa Finance Co. Pte Ltd. (Indonesia)†(a)	10.75%	12/8/2011	300	305,250
Lorillard Tobacco Co.	8.125%	6/23/2019	4,375	4,875,526

Total				5,807,037

Machinery: Oil Well Equipment & Services 0.98%

National Oilwell Varco, Inc.	6.125%	8/15/2015	3,000	3,042,051
Pride International, Inc.	7.375%	7/15/2014	3,000	3,045,000
Pride International, Inc.	8.50%	6/15/2019	775	817,625

Total				6,904,676

Manufacturing 0.16%

Tyco International Ltd.	7.00%	12/15/2019	750	811,274
Wabtec Corp.	6.875%	7/31/2013	325	326,219

Total				1,137,493

Materials & Commodities 0.15%

RBS Global & Rexnord Corp.	8.875%	9/1/2016	1,300	1,049,750

Media 2.49%

DirecTV Holdings LLC	7.625%	5/15/2016	3,615	3,822,863
Discovery Communications LLC	5.625%	8/15/2019	2,175	2,228,233
Rainbow National Services LLC†	8.75%	9/1/2012	1,685	1,710,275
Rainbow National Services LLC†	10.375%	9/1/2014	575	603,750
Time Warner, Inc.	6.75%	4/15/2011	1,850	1,967,521
Time Warner, Inc.	7.625%	4/15/2031	4,540	4,999,434
Viacom, Inc.	4.375%	9/15/2014	1,300	1,303,476
Viacom, Inc.	6.75%	10/5/2037	925	972,003

Total				17,607,555

Metal Fabricating 0.03%

Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	225	235,406

Metals & Minerals Miscellaneous 3.99%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	5,325	6,076,246
Barrick North America Finance LLC (Canada)(a)	7.50%	9/15/2038	950	1,213,044
CII Carbon LLC†	11.125%	11/15/2015	1,425	1,321,688
Compass Minerals International, Inc.†	8.00%	6/1/2019	800	800,000
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	10,500	12,249,415
Silgan Holdings, Inc.	6.75%	11/15/2013	1,750	1,723,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals Miscellaneous (continued)

Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	$500	$542,500
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	3,750	4,289,062

Total				28,215,705

Miscellaneous 1.79%

Downstream Development Quapaw†	12.00%	10/15/2015	350	223,125
Fiserv, Inc.	6.125%	11/20/2012	2,250	2,445,561
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	5,875	6,131,497
Lender Processing Services, Inc.	8.125%	7/1/2016	400	411,000
Magellan Midstream Partners LP	6.40%	5/1/2037	950	993,634
Majapahit Holding BV (Netherlands)†(a)	8.00%	8/7/2019	300	304,860
Texas Eastern Transmission LP	7.00%	7/15/2032	1,900	2,120,537

Total				12,630,214

Natural Gas 1.47%

Atmos Energy Corp.	8.50%	3/15/2019	400	492,251
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,600	4,264,733
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,734,928
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	1,700	1,915,958

Total				10,407,870

Office Supplies 0.29%

Staples, Inc.	9.75%	1/15/2014	1,725	2,026,794

Oil 3.90%

Ecopetrol SA (Columbia)†(a)	7.625%	7/23/2019	342	366,385
Empresa Nacional del Petroleo (Chile)†(a)	6.25%	7/8/2019	350	365,367
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,000	1,981,302
Mariner Energy, Inc.	7.50%	4/15/2013	325	308,750
Mariner Energy, Inc.	11.75%	6/30/2016	1,400	1,484,000
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	3,800	4,143,778
Premcor Refining Group, Inc. (The)	7.50%	6/15/2015	2,700	2,764,697
Questar Market Resources, Inc.	6.80%	4/1/2018	2,325	2,374,227
Questar Market Resources, Inc.	6.80%	3/1/2020	760	778,598
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,300	1,293,617
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,000	1,050,188
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	4,750	5,092,485
Valero Energy Corp.	9.375%	3/15/2019	1,300	1,501,592
Whiting Petroleum Corp.	7.25%	5/1/2012	400	400,000
Whiting Petroleum Corp.	7.25%	5/1/2013	300	298,500
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,000	3,326,796

Total				27,530,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers 3.42%

Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	$2,990	$3,760,643
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,700	1,923,434
Anadarko Petroleum Corp.	8.70%	3/15/2019	1,830	2,159,151
Canadian Natural Resources Ltd. (Canada)(a)	6.25%	3/15/2038	1,000	1,050,998
Cimarex Energy Co.	7.125%	5/1/2017	775	720,750
Colonial Pipeline Co.†	6.58%	8/28/2032	325	347,964
Encore Acquisition Co.	9.50%	5/1/2016	750	761,250
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	600	665,862
Holly Energy Partners LP	6.25%	3/1/2015	575	520,375
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,014,155
Key Energy Services, Inc.	8.375%	12/1/2014	1,180	1,073,800
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,900	4,114,297
Noble Energy, Inc.	5.25%	4/15/2014	2,000	1,994,616
Range Resources Corp.	8.00%	5/15/2019	500	512,500
Southeast Supply Header LLC†	4.85%	8/15/2014	1,000	1,016,462
Southwestern Energy Co.†	7.50%	2/1/2018	1,700	1,719,125
Talisman Energy, Inc. (Canada)(a)	7.75%	6/1/2019	705	821,830

Total				24,177,212

Oil: Integrated Domestic 4.95%

Buckeye Partners LP	6.05%	1/15/2018	2,000	2,083,020
Ferrellgas Partners LP†	6.75%	5/1/2014	725	668,813
Frontier Oil Corp.	6.625%	10/1/2011	1,425	1,425,000
Frontier Oil Corp.	8.50%	9/15/2016	1,300	1,326,000
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,949,779
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,403,069
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,601,710
Newfield Exploration Co.	7.625%	3/1/2011	2,125	2,156,875
Pacific Energy Partners LP	6.25%	9/15/2015	900	912,672
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	2,205	2,203,064
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,800	1,797,575
Plains All American Pipeline LP	7.75%	10/15/2012	3,500	3,872,186
Questar Gas Co.	7.20%	4/1/2038	1,000	1,069,205
Rockies Express Pipeline LLC†	6.25%	7/15/2013	700	754,968
Rockies Express Pipeline LLC†	6.85%	7/15/2018	3,500	3,899,217
TEPPCO Partners LP	7.625%	2/15/2012	1,000	1,101,026
Transcontinental Gas Pipe Line Corp.	6.05%	6/15/2018	400	427,298
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,205,964
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,143,674

Total				35,001,115

Oil: Integrated International 0.76%

Northwest Pipeline GP	6.05%	6/15/2018	425	452,455
Questar Pipeline Co.	5.83%	2/1/2018	1,250	1,304,497
Transocean Ltd. (Switzerland)(a)	6.00%	3/15/2018	1,500	1,600,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated International (continued)

Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	$1,800	$2,033,393

Total				5,390,686

Paper & Forest Products 0.40%

Clearwater Paper Corp.†	10.625%	6/15/2016	1,075	1,156,969
Georgia-Pacific LLC	8.125%	5/15/2011	800	826,000
Sino-Forest Corp. (Canada)†(a)	9.125%	8/17/2011	230	235,750
Sino-Forest Corp. (Canada)†(a)	10.25%	7/28/2014	550	576,125

Total				2,794,844

Plastics 0.23%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,515	1,590,750

Pollution Control 0.72%

Allied Waste Industries, Inc.	6.375%	4/15/2011	3,600	3,746,426
Clean Harbors, Inc.†	7.625%	8/15/2016	1,300	1,309,750

Total				5,056,176

Railroads 0.20%

Canadian Pacific Railway Co. (Canada)(a)	5.95%	5/15/2037	622	597,583
Union Pacific Corp.	5.125%	2/15/2014	750	794,691

Total				1,392,274

Real Estate Investment Trusts 0.33%

Simon Property Group LP	6.75%	5/15/2014	236	253,137
Tanger Properties LP	6.15%	11/15/2015	1,250	1,177,196
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	1,000	932,500

Total				2,362,833

Retail 0.43%

Freedom Group, Inc.†	10.25%	8/1/2015	900	931,500
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	2,050	2,104,829

Total				3,036,329

Retail: Specialty 0.23%

Kohl’s Corp.	6.875%	12/15/2037	1,500	1,639,403

Services 0.23%

Iron Mountain, Inc.	8.625%	4/1/2013	1,650	1,654,125

Steel 1.13%

Allegheny Technologies, Inc.	9.375%	6/1/2019	2,600	2,855,759
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	4,500	5,148,369

Total				8,004,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Storage Facilities 0.05%

Mobile Mini, Inc.	9.75%	8/1/2014	$350	$351,750

Technology 0.29%

Fisher Scientific International, Inc.	6.75%	8/15/2014	2,000	2,068,084

Telecommunications 3.14%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	927,500
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	700	710,500
DigitalGlobe, Inc.†	10.50%	5/1/2014	600	630,750
Hughes Network Systems LLC	9.50%	4/15/2014	700	714,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	1,075	1,083,062
NII Capital Corp.†	10.00%	8/15/2016	1,000	995,000
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	2,425	2,473,500
Qtel International Finance Ltd.†	6.50%	6/10/2014	600	651,478
Sprint Nextel Corp.	8.375%	8/15/2017	650	622,375
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	4,300	4,503,110
Telecom Italia Capital SpA (Italy)(a)	6.175%	6/18/2014	625	677,603
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	850	846,368
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	3,750	4,127,486
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	500	589,375
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	825	851,813
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	725	783,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	900	981,000

Total				22,167,920

Telephone-Long Distance 0.20%

Centennial Communications Corp.	10.00%	1/1/2013	1,375	1,416,250

Tire & Rubber 0.19%

Goodyear Tire & Rubber Co. (The)	5.01%#	12/1/2009	1,325	1,326,656

Tobacco 1.17%

Altria Group, Inc.	7.75%	2/6/2014	600	680,896
Altria Group, Inc.	9.95%	11/10/2038	5,750	7,600,402

Total				8,281,298

Transportation: Miscellaneous 0.34%

Commercial Barge Line Co.†	12.50%	7/15/2017	1,000	990,000
CSX Corp.	5.75%	3/15/2013	1,000	1,060,151
TGI International Ltd. (Colombia)†(a)	9.50%	10/3/2017	325	346,125

Total				2,396,276

Utilities 0.53%

Commonwealth Edison Co.	6.45%	1/15/2038	1,000	1,126,358
Commonwealth Edison Co.	6.95%	7/15/2018	1,050	1,177,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities (continued)

El Paso Electric Co.	7.50%	3/15/2038	$1,400	$1,457,666

Total				3,761,085

Utilities: Electrical 1.15%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	1,225	1,194,375
IPALCO Enterprises, Inc.	8.625%	11/14/2011	2,700	2,767,500
Oklahoma Gas and Electric Co.	6.45%	2/1/2038	1,000	1,052,624
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,425	3,120,017

Total				8,134,516

Utilities: Miscellaneous 0.59%

American Water Capital Corp.	6.593%	10/15/2037	1,357	1,381,022
Source Gas LLC†	5.90%	4/1/2017	3,400	2,763,890

Total				4,144,912

Total Corporate Bonds (cost $523,187,538)				566,803,213

FLOATING RATE LOANS(b) 0.48%

Household Equipment/Products 0.08%

Dollar General Corp. Term Loan B1	3.011% - 3.238%	7/7/2014	600	586,667

Telecommunications 0.07%

Atlantic Broadband Finance LLC Term Loan B2	2.85%	9/1/2011	18	17,724
Atlantic Broadband Finance LLC Term Loan B2	6.75%	6/1/2013	480	482,018

Total				499,742

Utilities: Electrical 0.27%

Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.776% - 3.785%	10/10/2014	2,459	1,869,977

Utilities: Miscellaneous 0.06%

Sensus USA, Inc. Term Loan B3(c)	6.75% - 7.00%	6/3/2013	401	403,133

Total Floating Rate Loans (cost $3,166,014)				3,359,519

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.67%

Dominican Republic (Dominican Republic)†	9.04%	1/23/2018	328	304,121
Mubadala Development Company - Global Medium Term Note (United Arab Emirates)†	5.75%	5/6/2014	650	678,968
Republic of Argentina (Argentina)	8.28%	12/31/2033	376	219,932
Republic of Gabon (Gabon)†	8.20%	12/12/2017	500	491,875
Republic of Ghana (Ghana)†	8.50%	10/4/2017	1,000	922,500
Republic of Poland (Poland)	6.375%	7/15/2019	312	336,296
Republic of South Africa (South Africa)	6.875%	5/27/2019	150	161,813
Republic of Venezuela (Venezuela)	9.375%	1/13/2034	700	479,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
FOREIGN GOVERNMENT OBLIGATIONS(a) (continued)

Russia Eurobonds (Russia)†	7.50%		3/31/2030	$672		$691,320
Ukraine Government (Ukraine)†	6.58%		11/21/2016	200		165,500
Ukraine Government (Ukraine)†	7.65%		6/11/2013	300		277,500

Total Foreign Government Obligations (cost $4,200,633)						4,729,325

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(d)	10/15/2020	—	(e)	9,600
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	31		28,990
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(d)	8/15/2021	3		31,779
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(d)	12/15/2020	—	(e)	5,231
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(d)	12/15/2020	1	(e)	9,928
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(d)	2/15/2021	—	(e)	6,297
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(d)	2/15/2021	1	(e)	14,395
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(d)	4/15/2021	—	(e)	5,204
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(d)	4/15/2021	1	(e)	4,900
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(d)	4/15/2021	1	(e)	22,632
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(d)	5/15/2021	1		25,181
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	36		33,056
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(d)	9/15/2021	—	(e)	8,834
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	76		72,358
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(d)	11/15/2021	—	(e)	3,668
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(d)	2/15/2022	—	(e)	1,342
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(d)	4/15/2022	—	(e)	2,279
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	122		107,568
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	67		61,101
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	17		2,859
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	7		6,636
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(d)	12/25/2021	—	(e)	6,721

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $350,677)						470,559

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.98%

Federal Home Loan Mortgage Corp.	5.69	%#	11/1/2035	2,143		2,258,905
Federal National Mortgage Assoc.	4.49%		5/1/2019	2,492		2,533,700
Federal National Mortgage Assoc.(f)	5.258	%#	10/1/2035	5,204		5,406,558
Federal National Mortgage Assoc.	5.622	%#	8/1/2036	3,627		3,820,062

Total Government Sponsored Enterprises Pass-Throughs (cost $13,436,946)						14,019,225

MUNICIPAL BONDS 1.58%

General Obligation 0.10%

Chicago IL Metro Wtr Reclamation Dist - Greater Chicago Build America Bds	5.72%		12/1/2038	680		723,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare 0.09%

Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A	5.50%	5/15/2035	$600	$621,852

Housing 0.05%

Port of Seattle WA Ser B1	7.00%	5/1/2036	345	361,450

Power 0.20%

Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	700	710,556
Sacramento CA Muni Util Dist Rev Build America Bds Ser V	6.322%	5/15/2036	680	713,164

Total				1,423,720

Pre-Refunded 0.23%

NY St Metro Transn Auth Rev Build America Bds	7.336%	11/15/2039	830	1,012,368
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	600	607,614

Total				1,619,982

Toll Roads 0.54%

IL St Toll Hwy Auth Rev Build America Bds	6.184%	1/1/2034	690	745,435
Metro Washington DC Arpts Auth Dulles Toll Rd Rev Build America Bds	7.462%	10/1/2046	1,055	1,107,518
NC Tpk Auth Rev Build America Bds	6.70%	1/1/2039	690	730,613
North TX Twy Auth Rev Build America Bds	6.718%	1/1/2049	1,150	1,239,965

Total				3,823,531

Transportation 0.16%

NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	300	366,012
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	200	206,538
UT Transit Auth Rev Build America Bds Ser B	5.937%	6/15/2039	500	532,535

Total				1,105,085

Water/Sewer 0.21%

Riverside CA Swr Rev Build America Bds	7.20%	8/1/2039	1,440	1,523,952

Total Municipal Bonds (cost $10,493,761)				11,202,779

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.10%

Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	900	838,465
Banc of America Commercial Mortgage, Inc. 2006-3 A4	5.889%	7/10/2044	3,799	3,144,323
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	1,050	980,259
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	5,000	4,770,925
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	7,415	7,332,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	$3,000	$2,901,361
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	5,581	5,841,623
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	6,790	6,692,961
CS First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	1,200	1,162,761
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%	4/15/2037	5,120	5,208,377
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	3,000	2,825,764
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.513%#	11/10/2045	2,000	1,875,960
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.515%#	3/10/2044	3,350	3,217,098
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	3,700	3,435,179
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,000	928,959
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%	2/15/2031	1,000	977,259
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.405%#	11/12/2037	2,140	2,081,087
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	3,450	3,307,352
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	4,319	4,352,550
Morgan Stanley Capital I 2005-HQ7 A4	5.378%#	11/14/2042	4,160	4,028,767
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	4,700	4,589,015
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	831	832,843
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.44%#	12/15/2044	7,350	7,117,191

Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,152,531)				78,442,276

U.S. TREASURY OBLIGATIONS 0.22%

U.S. Treasury Bond	4.25%	5/15/2039	865	874,867
U.S. Treasury Note	2.375%	8/31/2014	465	463,401
U.S. Treasury Note	3.625%	8/15/2019	196	199,675

Total U.S. Treasury Obligations (cost $1,533,512)				1,537,943

Total Long-Term Investments (cost $641,450,782)				691,571,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 0.85%

Repurchase Agreements

Repurchase Agreement dated 8/31/2009, 0.11% due 9/1/2009 with JPMorgan Chase & Co. collateralized by $5,079,000 of Federal Home Loan Mortgage Corp. at 0.41% due 7/12/2010; value: $5,089,740; proceeds: $4,987,015	$4,987	$4,987,000
Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $1,035,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $1,034,483; proceeds: $1,011,557	1,012	1,011,557

Total Short-Term Investments (cost $5,998,557)		5,998,557

Total Investments in Securities 98.73% (cost $647,449,339)		697,570,000

Other Assets in Excess of Liabilities (g) 1.27%		8,986,132

Net Assets 100.00%		$706,556,132

IO	Interest Only.
PO	Principal Only.

#	Variable rate security. The interest rate represents the rate at August 31, 2009.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security/securities traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(c)	Illiquid security. The total market value of these securities at August 31, 2009 is $403,133, which represents 0.06% of the Fund’s net assets.
(d)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(e)	Amount is less than $1,000.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2009 (See Note 2(e)).
(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2009	107	Short	$12,331,750	$(54,660)
U.S. 10-Year Treasury Note	December 2009	180	Short	21,099,375	(96,170)
U.S. 30-Year Treasury Bond	September 2009	262	Short	31,685,625	(982,544)

Totals				$65,116,750	$(1,133,374)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Open Forward Foreign Currency Contracts at August 31, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Currency Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	9/9/2009	5,240,000	$1,325,978	$1,357,469	$31,491
Argentine Peso	Sell	9/9/2009	250,000	62,696	64,765	(2,069)
Argentine Peso	Buy	10/9/2009	1,520,000	390,745	389,488	(1,257)
Argentine Peso	Buy	10/9/2009	1,290,000	326,170	330,553	4,383
Argentine Peso	Buy	10/9/2009	235,000	60,102	60,217	115
Argentine Peso	Buy	12/9/2009	300,000	75,513	74,949	(564)
Australian Dollar	Buy	9/9/2009	1,140,000	919,273	963,008	43,735
Australian Dollar	Sell	9/9/2009	375,000	298,087	316,779	(18,692)
Australian Dollar	Sell	9/9/2009	360,000	292,507	304,108	(11,601)
Australian Dollar	Sell	9/9/2009	405,000	333,768	342,121	(8,353)
Brazilian Real	Buy	10/9/2009	2,560,000	1,247,563	1,349,465	101,902
Brazilian Real	Buy	10/9/2009	540,000	273,349	284,653	11,304
Brazilian Real	Sell	10/9/2009	560,000	279,371	295,195	(15,824)
Brazilian Real	Buy	11/6/2009	130,000	69,406	68,205	(1,201)
Brazilian Real	Buy	11/6/2009	1,470,000	770,400	771,244	844
Chilean Peso	Buy	11/6/2009	252,000,000	468,227	456,834	(11,393)
Chinese Yuan Renminbi	Buy	9/9/2009	6,000,000	883,353	878,371	(4,982)
Chinese Yuan Renminbi	Buy	9/9/2009	520,000	76,207	76,125	(82)
Chinese Yuan Renminbi	Buy	9/9/2009	2,400,000	351,555	351,348	(207)
Chinese Yuan Renminbi	Buy	12/9/2009	530,000	77,642	77,612	(30)
Colombian Peso	Buy	9/9/2009	305,000,000	151,316	147,986	(3,330)
Colombian Peso	Buy	9/9/2009	1,485,000,000	697,183	720,523	23,340
Colombian Peso	Buy	9/9/2009	1,210,000,000	576,191	587,093	10,902
Colombian Peso	Buy	11/9/2009	800,000,000	390,054	384,824	(5,230)
Czech Koruna	Buy	9/9/2009	29,100,000	1,519,622	1,637,585	117,963
Czech Koruna	Buy	9/9/2009	1,200,000	67,424	67,529	105
Czech Koruna	Buy	9/9/2009	1,770,000	92,797	99,606	6,809
Czech Koruna	Buy	9/9/2009	3,750,000	201,297	211,029	9,732
Czech Koruna	Buy	10/9/2009	1,400,000	76,902	78,714	1,812
Czech Koruna	Buy	10/9/2009	1,250,000	69,822	70,280	458
Czech Koruna	Buy	10/9/2009	1,250,000	70,534	70,280	(254)
Czech Koruna	Buy	10/9/2009	41,400,000	2,204,590	2,327,686	123,096
Hong Kong Dollar	Buy	10/9/2009	15,050,000	1,943,565	1,942,384	(1,181)
Hong Kong Dollar	Buy	10/9/2009	1,870,000	241,499	241,346	(153)
Hong Kong Dollar	Buy	10/9/2009	1,250,000	161,411	161,328	(83)
Hong Kong Dollar	Buy	11/6/2009	16,460,000	2,125,835	2,124,847	(988)
Hong Kong Dollar	Buy	11/6/2009	1,080,000	139,458	139,419	(39)
Hong Kong Dollar	Buy	11/6/2009	550,000	71,002	71,000	(2)
Hong Kong Dollar	Sell	11/6/2009	2,725,000	351,801	351,774	27
Hungarian Forint	Buy	10/9/2009	85,000,000	443,864	444,352	488
Hungarian Forint	Buy	10/9/2009	338,000,000	1,684,190	1,766,953	82,763
Hungarian Forint	Buy	10/9/2009	24,000,000	121,335	125,464	4,129
Hungarian Forint	Buy	10/9/2009	54,500,000	279,918	284,908	4,990
Hungarian Forint	Buy	11/6/2009	290,000,000	1,557,884	1,508,311	(49,573)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Currency Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint	Buy	11/6/2009	14,000,000	$73,307	$72,815	$(492)
Indian Rupee	Buy	10/9/2009	96,750,000	1,985,369	1,976,923	(8,446)
Indian Rupee	Buy	10/9/2009	18,050,000	371,170	368,821	(2,349)
Indian Rupee	Buy	11/6/2009	3,400,000	69,388	69,339	(49)
Indian Rupee	Buy	11/6/2009	7,760,000	160,796	158,256	(2,540)
Indonesian Rupiah	Buy	9/9/2009	5,100,000,000	497,561	505,280	7,719
Indonesian Rupiah	Sell	9/9/2009	1,975,000,000	190,637	195,672	(5,035)
Indonesian Rupiah	Buy	10/9/2009	1,600,000,000	158,103	157,611	(492)
Indonesian Rupiah	Buy	10/9/2009	18,475,000,000	1,756,179	1,819,908	63,729
Israeli New Shekel	Buy	11/6/2009	1,435,000	380,032	378,125	(1,907)
Israeli New Shekel	Buy	11/6/2009	4,110,000	1,078,514	1,082,992	4,478
Malaysian Ringgit	Buy	10/9/2009	2,300,000	648,801	652,079	3,278
Malaysian Ringgit	Buy	10/9/2009	2,000,000	559,832	567,026	7,194
Malaysian Ringgit	Buy	11/6/2009	250,000	70,391	70,797	406
Malaysian Ringgit	Buy	11/6/2009	2,160,000	612,418	611,682	(736)
Mexican Peso	Buy	10/9/2009	1,800,000	138,857	134,157	(4,700)
Mexican Peso	Buy	10/9/2009	900,000	69,571	67,078	(2,493)
Mexican Peso	Buy	10/9/2009	19,500,000	1,456,158	1,453,367	(2,791)
Mexican Peso	Buy	10/9/2009	3,200,000	229,143	238,501	9,358
Mexican Peso	Buy	11/6/2009	74,720,000	5,617,834	5,549,273	(68,561)
Mexican Peso	Buy	11/6/2009	950,000	70,719	70,554	(165)
New Romanian Leu	Buy	9/9/2009	5,300,000	1,752,646	1,796,111	43,465
New Romanian Leu	Buy	9/9/2009	300,000	96,339	101,667	5,328
New Romanian Leu	Sell	9/9/2009	270,000	89,880	91,500	(1,620)
New Romanian Leu	Buy	11/6/2009	4,570,000	1,532,866	1,528,635	(4,231)
New Romanian Leu	Buy	11/6/2009	315,000	104,789	105,366	577
New Romanian Leu	Buy	11/6/2009	215,000	71,547	71,916	369
New Turkish Lira	Buy	9/9/2009	150,000	101,024	99,819	(1,205)
New Turkish Lira	Buy	9/9/2009	4,170,000	2,651,323	2,774,956	123,633
New Turkish Lira	Buy	9/9/2009	200,000	126,976	133,091	6,115
New Turkish Lira	Buy	9/9/2009	310,000	197,173	206,291	9,118
New Turkish Lira	Buy	9/9/2009	200,000	125,078	133,091	8,013
New Turkish Lira	Buy	9/9/2009	350,000	223,475	232,910	9,435
New Turkish Lira	Buy	11/6/2009	5,810,000	3,920,907	3,821,631	(99,276)
New Turkish Lira	Buy	11/6/2009	160,000	105,890	105,243	(647)
New Turkish Lira	Buy	11/6/2009	215,000	141,587	141,420	(167)
Peruvian Nuevo Sol	Buy	9/9/2009	3,280,000	1,092,241	1,110,083	17,842
Peruvian Nuevo Sol	Sell	9/9/2009	940,000	311,775	318,134	(6,359)
Peruvian Nuevo Sol	Sell	9/9/2009	970,000	331,284	328,287	2,997
Peruvian Nuevo Sol	Buy	11/6/2009	970,000	324,415	328,009	3,594
Philippine Peso	Buy	9/9/2009	6,600,000	138,075	135,164	(2,911)
Philippine Peso	Buy	9/9/2009	99,500,000	2,096,811	2,037,706	(59,105)
Philippine Peso	Buy	9/9/2009	6,100,000	124,338	124,925	587
Philippine Peso	Sell	9/9/2009	13,600,000	280,124	278,521	1,603
Polish Zloty	Buy	10/9/2009	400,000	137,575	139,547	1,972
Polish Zloty	Buy	10/9/2009	12,500,000	3,881,988	4,360,834	478,846
Polish Zloty	Buy	10/9/2009	635,000	201,172	221,530	20,358
Polish Zloty	Sell	10/9/2009	865,000	297,200	301,770	(4,570)
Polish Zloty	Buy	11/6/2009	10,775,000	3,784,685	3,751,031	(33,654)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Currency Value	Unrealized Appreciation/ (Depreciation)
Polish Zloty	Buy	11/6/2009	420,000	$140,553	$146,212	$5,659
Russian Ruble	Buy	9/9/2009	50,900,000	1,613,568	1,598,664	(14,904)
Russian Ruble	Buy	9/9/2009	12,250,000	384,978	384,747	(231)
Russian Ruble	Buy	11/6/2009	11,400,000	359,905	353,090	(6,815)
Singapore Dollar	Buy	10/9/2009	150,000	103,914	104,062	148
Singapore Dollar	Buy	10/9/2009	100,000	69,139	69,374	235
Singapore Dollar	Buy	10/9/2009	2,815,000	1,936,827	1,952,888	16,061
Singapore Dollar	Buy	10/9/2009	440,000	303,805	305,247	1,442
Singapore Dollar	Buy	10/9/2009	190,000	129,843	131,811	1,968
Singapore Dollar	Buy	11/6/2009	3,580,000	2,494,861	2,483,003	(11,858)
South African Rand	Buy	10/9/2009	570,000	69,402	72,755	3,353
South African Rand	Buy	10/9/2009	10,860,000	1,342,813	1,386,174	43,361
South African Rand	Buy	11/6/2009	10,900,000	1,367,028	1,384,158	17,130
Thai Baht	Buy	10/9/2009	2,300,000	67,687	67,580	(107)
Thai Baht	Buy	10/9/2009	21,650,000	635,493	636,132	639
Thai Baht	Buy	10/9/2009	22,600,000	664,706	664,046	(660)

Net Unrealized Appreciation on Forward Foreign Currency Contracts						$1,014,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.86%

ASSET-BACKED SECURITIES 9.66%

Automobile 4.77%

Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	$4,704	$4,767,362
Capital Auto Receivables Asset Trust 2007-1 A3B	0.283%#	4/15/2011	4,215	4,209,641
Capital Auto Receivables Asset Trust 2007-3 A3B	0.573%#	9/15/2011	620	619,413
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	3,233	3,293,019
Carmax Auto Owner Trust 2007-1 A3	5.24%	7/15/2011	1,540	1,561,702
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	3,010	3,081,512
Carmax Auto Owner Trust 2007-3 A3B	0.673%#	12/15/2011	3,923	3,915,900
Carmax Auto Owner Trust 2008-2 A2B	1.173%#	9/15/2011	1,939	1,942,043
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	18	18,318
Daimler Chrysler Auto Trust 2007-A A2B	0.856%#	3/8/2011	1,727	1,728,149
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	6,875	7,046,610
Ford Credit Auto Owner Trust 2007-A A3B	0.303%#	8/15/2011	4,324	4,309,781
Ford Credit Auto Owner Trust 2008-A A2	0.873%#	7/15/2010	915	914,857
Ford Credit Auto Owner Trust 2008-C A2B	1.173%#	1/15/2011	4,398	4,404,543
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	8,500	8,576,678
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	474	483,901
Harley-Davidson Motorcycle Trust 2007-1 A3	5.22%	3/15/2012	243	246,327
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	1,201	1,219,756
Harley-Davidson Motorcycle Trust 2007-3 A3	0.623%#	6/15/2012	2,800	2,797,499
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	7,500	7,566,367
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	5,000	5,027,057
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	3,000	3,029,898
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%	8/15/2011	8,500	8,517,915
Hyundai Auto Receivables Trust 2007-A A3B	0.673%#	1/17/2012	9,013	8,993,868
Nissan Auto Receivables Owner Trust 2007-B A3	5.03%	5/16/2011	4,533	4,604,854
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	2,600	2,633,309
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	1,331	1,356,005
USAA Auto Owner Trust 2008-2 A2	3.91%	1/15/2011	740	742,558
USAA Auto Owner Trust 2009-1 A2	2.64%	8/15/2011	7,000	7,075,580
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	116	115,775

Total				104,800,197

Credit Cards 4.81%

American Express Credit Account Master Trust 2004-5 A	0.363%#	4/16/2012	2,589	2,588,680
American Express Credit Account Master Trust 2005-1 A	0.303%#	10/15/2012	3,000	2,993,425
American Express Credit Account Master Trust 2008-3 A	1.223%#	8/15/2012	7,300	7,314,567
American Express Issuance Trust 2005-1 A	0.303%#	8/15/2011	9,500	9,454,145
Bank of America Credit Card Trust 2006-A10	0.253%#	2/15/2012	2,750	2,749,430
Capital One Multi-Asset Execution Trust 2006-A9	0.288%#	5/15/2013	8,300	8,248,233
Capital One Multi-Asset Execution Trust 2006-A13	0.253%#	8/15/2012	6,915	6,910,115
Capital One Multi-Asset Execution Trust 2007-A9	4.95%	8/15/2012	1,690	1,698,414
Chase Issuance Trust 2007-A6	0.273%#	4/16/2012	5,000	4,983,913
Chase Issuance Trust 2007-A14	0.523%#	9/15/2011	6,980	6,979,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)

Chase Issuance Trust 2008-A7	0.923%#	11/15/2011	$10,340	$10,346,040
Citibank Credit Card Issuance Trust 2006-A6	0.278%#	5/24/2012	2,000	1,992,817
Citibank Credit Card Issuance Trust 2007-A2	0.409%#	5/21/2012	3,402	3,389,623
Discover Card Master Trust I 2005-4 A1	0.333%#	6/18/2013	11,850	11,705,931
Discover Card Master Trust I 2007-1 A	0.283%#	8/15/2012	3,000	2,992,078
MBNA Credit Card Master Note Trust 2003-A4	0.493%#	9/17/2012	6,290	6,273,526
MBNA Credit Card Master Note Trust 2003-A8	0.463%	12/17/2012	10,000	9,958,497
MBNA Credit Card Master Note Trust 2004-A10 A	0.353%#	3/15/2012	2,000	1,998,993
MBNA Credit Card Master Note Trust 2006-A3	0.293%#	8/15/2012	3,250	3,239,268

Total				105,817,266

Home Equity 0.03%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	586	544,156

Other 0.05%

SLM Student Loan Trust 2007-3 A1	0.494%#	10/27/2014	1,171	1,168,991

Total Asset-Backed Securities (cost $210,957,383)				212,330,610

CORPORATE BONDS 51.89%

Aerospace/Defense 0.43%

Alliant Techsystems, Inc.	6.75%	4/1/2016	2,000	1,920,000
L-3 Communications Corp.	5.875%	1/15/2015	1,200	1,128,000
L-3 Communications Corp.	7.625%	6/15/2012	6,300	6,394,500

Total				9,442,500

Air Transportation 1.08%

Bristow Group, Inc.	6.125%	6/15/2013	2,675	2,527,875
Bristow Group, Inc.	7.50%	9/15/2017	200	190,000
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	3,000	2,748,153
Southwest Airlines Co.†	10.50%	12/15/2011	17,000	18,378,343

Total				23,844,371

Apparel 0.74%

Phillips-Van Heusen Corp.	7.25%	2/15/2011	10,250	10,352,500
Phillips-Van Heusen Corp.	8.125%	5/1/2013	2,275	2,320,500
Warnaco Group, Inc.	8.875%	6/15/2013	3,500	3,613,750

Total				16,286,750

Auto Parts: After Market 0.18%

Affinia Group, Inc.†	10.75%	8/15/2016	3,825	3,968,437

Auto Trucks & Parts 0.12%

American Axle & Manufacturing, Inc.	5.25%	2/11/2014	3,700	2,553,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive 0.16%

Roper Industries, Inc.	6.625%	8/15/2013	$3,285	$3,517,759

Banks: Money Center 0.88%

Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	5,051	5,063,112
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	9,235	9,394,258
Inter-American Development Bank	3.00%	4/22/2014	4,800	4,879,627

Total				19,336,997

Banks: Regional 4.60%

Bank of America Corp.	2.10%	4/30/2012	15,750	15,929,314
Barclays Bank plc (United Kingdom)(a)	5.20%	7/10/2014	9,250	9,720,751
Citigroup, Inc.	6.50%	8/19/2013	9,000	9,249,561
GMAC, Inc.	2.20%	12/19/2012	10,670	10,761,047
GMAC, Inc.†	6.00%	12/15/2011	4,525	4,072,500
GMAC, Inc.†	7.00%	2/1/2012	850	771,375
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	7,000	7,066,836
Goldman Sachs Group, Inc. (The)	5.15%	1/15/2014	4,000	4,172,460
JPMorgan Chase & Co.	2.20%	6/15/2012	9,770	9,922,666
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%	4/16/2012	4,770	4,844,145
Morgan Stanley	5.95%	12/28/2017	5,000	5,120,970
Morgan Stanley	6.25%	8/28/2017	5,492	5,671,495
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg)†(a)	9.00%	6/11/2014	200	213,480
Societe de Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	13,435	13,702,760

Total				101,219,360

Beverages 2.30%

Anheuser-Busch InBev Worldwide, Inc.†	5.375%	11/15/2014	5,102	5,440,089
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	7,678	8,631,700
Bacardi Ltd.†	7.45%	4/1/2014	9,175	10,317,343
Cott Beverages USA, Inc.	8.00%	12/15/2011	570	565,012
FBG Finance Ltd. (Australia)†(a)	5.125%	6/15/2015	8,500	8,717,243
Foster’s Finance Corp.†	6.875%	6/15/2011	2,000	2,138,862
Miller Brewing Co.†	5.50%	8/15/2013	4,871	5,124,472
SABMiller plc (United Kingdom)†(a)	5.70%	1/15/2014	1,425	1,520,221
SABMiller plc (United Kingdom)†(a)	6.20%	7/1/2011	1,500	1,598,757
SABMiller plc (United Kingdom)†(a)	6.50%	7/1/2016	6,100	6,572,055

Total				50,625,754

Biotechnology Research & Production 0.40%

Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	4,650	4,882,500
Laboratory Corp. of America Holdings	5.625%	12/15/2015	4,100	4,005,368

Total				8,887,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Broadcasting 0.28%

Cox Communications, Inc.	5.45%	12/15/2014	$5,750	$6,112,859

Building Materials 0.13%

Texas Industries, Inc.	7.25%	7/15/2013	1,450	1,363,000
Texas Industries, Inc.	7.25%	7/15/2013	1,497	1,407,180

Total				2,770,180

Business Services 0.02%

Seminole Indian Tribe of Florida†	5.798%	10/1/2013	500	470,817

Cable Services 0.16%

Time Warner Cable, Inc.	6.20%	7/1/2013	2,250	2,433,463
Time Warner Cable, Inc.	7.50%	4/1/2014	888	1,020,199

Total				3,453,662

Chemicals 0.71%

Airgas, Inc.	6.25%	7/15/2014	6,000	6,030,000
Huntsman International LLC	7.375%	1/1/2015	480	415,200
Huntsman International LLC	7.875%	11/15/2014	200	179,000
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	1,825	1,519,458
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	4,058	4,017,420
Nalco Co.	7.75%	11/15/2011	271	272,355
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	3,000	3,194,400

Total				15,627,833

Coal 0.94%

Arch Coal, Inc.†	8.75%	8/1/2016	1,350	1,356,750
CONSOL Energy, Inc.	7.875%	3/1/2012	11,500	11,270,000
Drummond Co., Inc.†	7.375%	2/15/2016	5,245	4,641,825
Peabody Energy Corp.	5.875%	4/15/2016	3,750	3,468,750

Total				20,737,325

Communications & Media 0.15%

Digicel Ltd.†	9.25%	9/1/2012	3,350	3,358,375

Communications Technology 0.33%

American Tower Corp.	7.125%	10/15/2012	7,225	7,342,406

Computer Software 0.14%

Intuit, Inc.	5.40%	3/15/2012	1,850	1,943,789
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,100	1,094,500

Total				3,038,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Technology 0.02%

EQT Corp.	5.00%	10/1/2015	$500	$490,619

Consumer Products 0.15%

Elizabeth Arden, Inc.	7.75%	1/15/2014	3,590	3,320,750

Containers 2.02%

Ball Corp.	6.875%	12/15/2012	12,475	12,568,562
Ball Corp.	7.125%	9/1/2016	2,040	2,050,200
Bemis Co., Inc.	5.65%	8/1/2014	2,850	2,990,901
Crown Americas LLC/Crown Americas Capital Corp.	7.625%	11/15/2013	4,550	4,550,000
Pactiv Corp.	5.875%	7/15/2012	2,025	2,158,784
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	17,917	18,715,919
Sealed Air Corp.†	5.625%	7/15/2013	1,395	1,405,500

Total				44,439,866

Diversified 0.41%

Tyco Electronics Group (Switzerland)(a)	6.00%	10/1/2012	8,750	9,059,120

Drugs 0.44%

Hospira, Inc.	5.55%	3/30/2012	2,700	2,865,675
McKesson Corp.	6.50%	2/15/2014	1,300	1,424,871
Valeant Pharmaceuticals International†	8.375%	6/15/2016	2,300	2,346,000
Watson Pharmaceuticals, Inc.	5.00%	8/15/2014	3,000	3,038,676

Total				9,675,222

Electric: Equipment/Components 0.04%

Enel Finance International SA (Italy)†(a)	5.70%	1/15/2013	850	908,445

Electric: Power 4.82%

Allegheny Energy Supply Co. LLC	7.80%	3/15/2011	5,961	6,337,097
Arizona Public Service Co.	6.375%	10/15/2011	3,415	3,623,878
Black Hills Corp.	6.50%	5/15/2013	3,750	3,922,706
Black Hills Corp.	9.00%	5/15/2014	5,700	6,423,974
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	1,014	1,128,528
DTE Energy Co.	7.625%	5/15/2014	2,800	3,035,334
Entergy Gulf States, Inc.	4.875%	11/1/2011	2,000	2,001,340
Entergy Gulf States, Inc.	5.25%	8/1/2015	2,955	2,941,791
Entergy Mississippi, Inc.	5.92%	2/1/2016	3,900	3,958,211
General Electric Capital Corp.	5.25%	10/19/2012	23,200	24,302,093
KCP&L Greater Missouri Operations Co.	7.95%	2/1/2011	6,415	6,753,981
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	3,150	3,577,433
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	6.25%	6/17/2014	600	634,411
Nevada Power Co.	6.50%	4/15/2012	6,617	7,083,068
Nevada Power Co.	7.375%	1/15/2014	3,000	3,317,607
Nevada Power Co.	8.25%	6/1/2011	3,835	4,184,372
NiSource Finance Corp.	7.875%	11/15/2010	3,000	3,155,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

NiSource Finance Corp.	10.75%	3/15/2016	$7,125	$8,354,725
Oncor Electric Delivery Co.	5.95%	9/1/2013	1,000	1,082,258
Sempra Energy	6.50%	6/1/2016	3,500	3,854,704
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	6,100	6,296,054

Total				105,969,532

Electrical: Household 0.30%

EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	6,100	6,524,206

Electronics 0.06%

Sensus USA, Inc.	8.625%	12/15/2013	1,400	1,365,000

Electronics: Semi-Conductors/Components 0.09%

Analog Devices, Inc.	5.00%	7/1/2014	1,955	2,029,943

Energy Equipment & Services 0.19%

Energy Transfer Partners LP	8.50%	4/15/2014	500	575,413
Inergy Finance LP	8.25%	3/1/2016	775	771,125
Inergy Finance LP†	8.75%	3/1/2015	1,100	1,116,500
NRG Energy, Inc.	7.25%	2/1/2014	995	970,125
NRG Energy, Inc.	7.375%	1/15/2017	670	639,850

Total				4,073,013

Entertainment 0.09%

Peninsula Gaming LLC†	8.375%	8/15/2015	1,445	1,423,325
Peninsula Gaming LLC†	10.75%	8/15/2017	625	600,000

Total				2,023,325

Financial: Miscellaneous 0.45%

Ford Motor Credit Co. LLC	5.879%#	6/15/2011	2,000	1,842,500
Ford Motor Credit Co. LLC	7.875%	6/15/2010	8,000	7,984,808

Total				9,827,308

Financial Services 2.12%

ABX Financing Co.†	5.75%	10/15/2016	2,750	2,860,462
Aon Corp.	7.375%	12/14/2012	6,305	6,694,573
Citigroup Funding, Inc.	2.25%	12/10/2012	16,650	16,829,071
CPM Holdings, Inc.†	10.625%	9/1/2014	4,675	4,745,125
Marsh & McLennan Cos., Inc.	4.85%	2/15/2013	1,795	1,806,095
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,800	2,775,041
Marsh & McLennan Cos., Inc.	5.75%	9/15/2015	3,505	3,607,661
Teco Finance, Inc.	6.75%	5/1/2015	1,506	1,586,012
Teco Finance, Inc.	7.00%	5/1/2012	2,730	2,896,667
Western Union Co. (The)	6.50%	2/26/2014	2,600	2,839,130

Total				46,639,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food 0.81%

Del Monte Corp.	8.625%	12/15/2012	$7,055	$7,240,194
Kraft Foods, Inc.	6.75%	2/19/2014	500	568,007
Land O’ Lakes, Inc.	9.00%	12/15/2010	6,000	6,097,500
M-Foods Holdings, Inc.†	9.75%	10/1/2013	1,725	1,755,187
Tate & Lyle International Finance plc (United Kingdom)†(a)	6.625%	6/15/2016	2,250	2,178,160

Total				17,839,048

Food/Beverage 0.58%

Cadbury Holdings Ltd. (United Kingdom)†(a)	5.125%	10/1/2013	12,247	12,753,266

Gaming 0.72%

Mohegan Tribal Gaming Authority	6.125%	2/15/2013	3,650	3,011,250
Penn National Gaming, Inc.†	8.75%	8/15/2019	1,075	1,072,313
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	3,051	3,066,255
Scientific Games Corp.	6.25%	12/15/2012	4,675	4,511,375
Scientific Games International, Inc.†	9.25%	6/15/2019	765	787,950
Turning Stone Casino Resort†	9.125%	9/15/2014	3,627	3,345,907

Total				15,795,050

Healthcare Products 0.54%

Biogen Idec, Inc.	6.00%	3/1/2013	2,170	2,306,252
Biomet, Inc.	11.625%	10/15/2017	2,200	2,337,500
HCA, Inc.	7.875%	2/1/2011	1,500	1,515,000
HCA, Inc.	9.125%	11/15/2014	5,675	5,745,938

Total				11,904,690

Healthcare Services 0.24%

DASA Finance Corp.†	8.75%	5/29/2018	500	522,500
Express Scripts, Inc.	6.25%	6/15/2014	4,375	4,786,381

Total				5,308,881

Household Furnishings 0.15%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,125	1,046,250
Sealy Mattress Co.†	10.875%	4/15/2016	2,075	2,241,000

Total				3,287,250

Industrial Products 0.06%

Deluxe Corp.	5.00%	12/15/2012	1,546	1,401,063

Investment Management Companies 0.18%

Lazard Group LLC	7.125%	5/15/2015	4,000	4,022,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.55%

Leslie’s Poolmart, Inc.	7.75%	2/1/2013	$1,555	$1,543,337
Seneca Gaming Corp.	7.25%	5/1/2012	3,450	3,260,250
Seneca Gaming Corp.	7.25%	5/1/2012	2,305	2,178,225
Speedway Motorsports, Inc.†	8.75%	6/1/2016	4,860	5,030,100

Total				12,011,912

Machinery: Agricultural 0.05%

BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	350	398,530
Ciliandra Perkasa Finance Co. Pte Ltd. (Indonesia)†(a)	10.75%	12/8/2011	700	712,250

Total				1,110,780

Machinery: Oil Well Equipment & Services 0.52%

National Oilwell Varco, Inc.	6.125%	8/15/2015	4,853	4,921,024
Pride International, Inc.	7.375%	7/15/2014	6,375	6,470,625

Total				11,391,649

Manufacturing 0.17%

Wabtec Corp.	6.875%	7/31/2013	3,775	3,789,156

Materials & Commodities 0.02%

RBS Global & Rexnord Corp.	8.875%	9/1/2016	450	363,375

Media 1.65%

DirecTV Holdings LLC	7.625%	5/15/2016	1,560	1,649,700
DirecTV Holdings LLC	8.375%	3/15/2013	5,150	5,304,500
Rainbow National Services LLC†	8.75%	9/1/2012	12,261	12,444,915
Rainbow National Services LLC†	10.375%	9/1/2014	2,204	2,314,200
Shaw Communications, Inc. (Canada)(a)	7.20%	12/15/2011	3,241	3,407,101
Shaw Communications, Inc. (Canada)(a)	8.25%	4/11/2010	3,425	3,536,313
Viacom, Inc.	4.375%	9/15/2014	7,500	7,520,055

Total				36,176,784

Metal Fabricating 0.04%

Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	725	758,531

Metals & Minerals Miscellaneous 3.47%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	20,550	23,449,173
CII Carbon LLC†	11.125%	11/15/2015	5,130	4,758,075
Compass Minerals International, Inc.†	8.00%	6/1/2019	2,725	2,725,000
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	18,800	21,932,287
Silgan Holdings, Inc.	6.75%	11/15/2013	5,200	5,122,000
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	16,850	18,282,250

Total				76,268,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous 1.42%

Barrick Gold Financeco LLC (Canada)(a)	6.125%	9/15/2013	$1,000	$1,083,141
Downstream Development Quapaw†	12.00%	10/15/2015	1,400	892,500
Fiserv, Inc.	6.125%	11/20/2012	12,525	13,613,623
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	12,125	12,654,365
Lender Processing Services, Inc.	8.125%	7/1/2016	2,975	3,056,813

Total				31,300,442

Multi-Sector Companies 0.12%

General Electric Co.	5.00%	2/1/2013	2,450	2,592,987

Natural Gas 0.48%

Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,633,784
Florida Gas Transmission Co. LLC†	7.625%	12/1/2010	3,000	3,148,107
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	900	1,066,183
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,200	1,188,836
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	3,020	3,403,643

Total				10,440,553

Office Supplies 0.60%

Staples, Inc.	9.75%	1/15/2014	11,275	13,247,595

Oil 2.02%

Mariner Energy, Inc.	7.50%	4/15/2013	1,435	1,363,250
Mariner Energy, Inc.	11.75%	6/30/2016	2,458	2,605,480
PC Financial Partnership	5.00%	11/15/2014	2,000	2,055,574
Plains All American Pipeline LP	4.25%	9/1/2012	3,500	3,576,090
Premcor Refining Group, Inc. (The)	7.50%	6/15/2015	3,850	3,942,254
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	6,500	6,758,680
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	5,000	5,142,555
Sunoco Logistics Partners Operations LP	7.25%	2/15/2012	2,000	2,111,562
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,000	1,079,893
Whiting Petroleum Corp.	7.25%	5/1/2012	2,000	2,000,000
Whiting Petroleum Corp.	7.25%	5/1/2013	2,839	2,824,805
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	9,900	10,978,427

Total				44,438,570

Oil: Crude Producers 1.86%

Anadarko Petroleum Corp.	7.625%	3/15/2014	2,300	2,602,294
Cimarex Energy Co.	7.125%	5/1/2017	550	511,500
Encore Acquisition Co.	9.50%	5/1/2016	1,350	1,370,250
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	1,545	1,593,583
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	3,000	3,329,310
Holly Energy Partners LP	6.25%	3/1/2015	2,650	2,398,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)

Key Energy Services, Inc.	8.375%	12/1/2014	$4,985	$4,536,350
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	8,250	8,703,321
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,346,366
NuStar Pipeline Operating Partnership LP	7.75%	2/15/2012	1,165	1,224,061
Panhandle Eastern Pipe Line Co.	6.05%	8/15/2013	6,200	6,563,593
Range Resources Corp.	8.00%	5/15/2019	1,300	1,332,500
Southeast Supply Header LLC†	4.85%	8/15/2014	3,000	3,049,386
Southwestern Energy Co.†	7.50%	2/1/2018	2,250	2,275,312

Total				40,836,076

Oil: Integrated Domestic 2.03%

Ferrellgas Partners LP†	6.75%	5/1/2014	700	645,750
Ferrellgas Partners LP	6.75%	5/1/2014	400	369,000
Frontier Oil Corp.	6.625%	10/1/2011	7,230	7,230,000
Frontier Oil Corp.	8.50%	9/15/2016	760	775,200
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,631,550
Newfield Exploration Co.	7.625%	3/1/2011	5,375	5,455,625
Pacific Energy Partners LP	6.25%	9/15/2015	2,485	2,519,989
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	15,500	15,479,121
Plains All American Pipeline LP	7.75%	10/15/2012	840	929,325
Rockies Express Pipeline LLC†	6.25%	7/15/2013	1,515	1,633,965
TEPPCO Partners LP	7.625%	2/15/2012	4,946	5,445,675
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	533	573,551

Total				44,688,751

Paper & Forest Products 0.67%

Clearwater Paper Corp.†	10.625%	6/15/2016	2,475	2,663,719
Georgia-Pacific LLC	8.125%	5/15/2011	8,980	9,271,850
Sino-Forest Corp. (Canada)†(a)	9.125%	8/17/2011	1,150	1,178,750
Sino-Forest Corp. (Canada)†(a)	10.25%	7/28/2014	1,500	1,571,250

Total				14,685,569

Plastics 0.19%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	4,025	4,226,250

Pollution Control 0.68%

Allied Waste North America, Inc.	6.125%	2/15/2014	5,540	5,697,862
Allied Waste North America, Inc.	6.375%	4/15/2011	4,475	4,657,016
Clean Harbors, Inc.†	7.625%	8/15/2016	4,550	4,584,125

Total				14,939,003

Railroads 0.08%

Union Pacific Corp.	5.125%	2/15/2014	1,750	1,854,279

Real Estate Investment Trusts 0.82%

Federal Realty Investment Trust	5.95%	8/15/2014	11,200	11,169,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Investment Trusts (continued)

Simon Property Group LP	6.75%	5/15/2014	$1,290	$1,383,675
Tanger Properties LP	6.15%	11/15/2015	3,297	3,104,973
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	2,500	2,331,250

Total				17,989,636

Retail 0.65%

Freedom Group, Inc.†	10.25%	8/1/2015	4,650	4,812,750
Macy’s Retail Holdings, Inc.	6.625%	4/1/2011	5,000	5,007,120
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	4,275	4,389,339

Total				14,209,209

Services 0.50%

ARAMARK Corp.	5.00%	6/1/2012	2,715	2,484,225
Corrections Corp. of America	6.25%	3/15/2013	2,500	2,456,250
Iron Mountain, Inc.	8.625%	4/1/2013	6,100	6,115,250

Total				11,055,725

Steel 0.22%

ArcelorMittal (Luxembourg)(a)	9.00%	2/15/2015	4,325	4,773,485

Storage Facilities 0.13%

Mobile Mini, Inc.	9.75%	8/1/2014	2,800	2,814,000

Technology 0.42%

Fisher Scientific International, Inc.	6.75%	8/15/2014	9,000	9,306,378

Telecommunications 2.29%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	2,209	2,048,848
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	2,300	2,334,500
CenturyTel, Inc.	8.375%	10/15/2010	1,550	1,635,696
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	1,969	2,277,233
DigitalGlobe, Inc.†	10.50%	5/1/2014	3,400	3,574,250
Hughes Network Systems LLC	9.50%	4/15/2014	1,825	1,861,500
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	3,000	3,022,500
NII Capital Corp.†	10.00%	8/15/2016	3,000	2,985,000
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	6,175	6,298,500
Qtel International Finance Ltd.†	6.50%	6/10/2014	850	922,927
Sprint Nextel Corp.	8.375%	8/15/2017	2,000	1,915,000
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	5,630	5,895,933
Telecom Italia Capital SpA (Italy)(a)	6.175%	6/18/2014	8,700	9,432,227
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	2,400	2,478,000
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	400	432,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,000	3,270,000

Total				50,384,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telephone-Long Distance 0.21%

Centennial Communications Corp.	10.00%	1/1/2013	$4,375	$4,506,250

Textile Products 0.02%

Mohawk Industries, Inc.	6.25%	1/15/2011	500	500,870

Tire & Rubber 0.38%

Goodyear Tire & Rubber Co. (The)	5.01%#	12/1/2009	8,275	8,285,344

Tobacco 0.29%

Altria Group, Inc.	7.75%	2/6/2014	3,372	3,826,633
Reynolds American, Inc.	6.50%	7/15/2010	2,465	2,540,185

Total				6,366,818

Transportation: Miscellaneous 0.29%

Commercial Barge Line Co.†	12.50%	7/15/2017	3,400	3,366,000
CSX Corp.	5.75%	3/15/2013	2,375	2,517,859
TGI International Ltd. (Colombia)†(a)	9.50%	10/3/2017	450	479,250

Total				6,363,109

Utilities: Electrical 0.70%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	2,975	2,900,625
IPALCO Enterprises, Inc.	8.625%	11/14/2011	8,300	8,507,500
TECO Energy, Inc.	2.483%#	5/1/2010	4,000	3,980,000

Total				15,388,125

Utilities: Miscellaneous 0.12%

Source Gas LLC†	5.90%	4/1/2017	3,180	2,585,051

Total Corporate Bonds (cost $1,101,183,684)				1,140,901,933

FLOATING RATE LOANS(b) 0.28%

Drugs 0.04%

Mylan, Inc. Term Loan B	3.563% - 3.875%	10/2/2014	977	951,342

Household Equipment/Products 0.02%

Dollar General Corp. Term Loan B1	3.011% - 3.238%	7/7/2014	400	391,111

Telecommunications 0.02%

Atlantic Broadband Finance LLC Term Loan B2	2.85%	9/1/2011	18	17,724
Atlantic Broadband Finance LLC Term Loan B2	6.75%	6/1/2013	480	482,018

Total				499,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Utilities: Electrical 0.18%

Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.776% - 3.785%		10/10/2014	$5,018	$3,816,258

Utilities: Miscellaneous 0.02%

Sensus USA, Inc. Term Loan B3(c)	6.75% - 7.00%		6/3/2013	401	403,133

Total Floating Rate Loans (cost $5,866,695)					6,061,586

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.14%

Export Development Canada (Canada)	2.375%		3/19/2012	1,935	1,976,572
Mubadala Development Company - Global Medium Term Note (United Arab Emirates)†	5.75%		5/6/2014	1,100	1,149,023

Total Foreign Government Obligations (cost $3,042,971)					3,125,595

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Federal Home Loan Mortgage Corp. 1671 JA (cost $193,570)	0.713	%#	1/15/2024	195	193,770

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.92%

Federal Home Loan Mortgage Corp.	4.524	%#	5/1/2039	4,698	4,835,049
Federal Home Loan Mortgage Corp.	5.124	%#	7/1/2037	10,183	10,649,253
Federal Home Loan Mortgage Corp.	5.532	%#	7/1/2037	4,527	4,738,425
Federal Home Loan Mortgage Corp.	5.69	%#	11/1/2035	455	479,359
Federal Home Loan Mortgage Corp.	6.00%		8/1/2013	68	71,617
Federal Home Loan Mortgage Corp.	6.50%		5/1/2014 - 4/1/2029	253	272,354
Federal National Mortgage Assoc.	4.333	%#	7/1/2039	10,487	10,778,799
Federal National Mortgage Assoc.	5.622	%#	8/1/2036	692	729,209
Federal National Mortgage Assoc.(d)	5.641	%#	10/1/2038	4,225	4,440,902
Federal National Mortgage Assoc.	5.714	%#	10/1/2036	2,248	2,369,609
Federal National Mortgage Assoc.	5.819	%#	10/1/2036	358	377,154
Federal National Mortgage Assoc.	5.878	%#	5/1/2036	362	382,497
Federal National Mortgage Assoc.	5.922	%#	8/1/2036	588	618,828
Federal National Mortgage Assoc.(d)	5.937	%#	12/1/2036	1,055	1,111,618
Federal National Mortgage Assoc.	6.00%		7/1/2014	50	52,948
Federal National Mortgage Assoc.	6.50%		4/1/2011 - 6/1/2015	228	242,204

Total Government Sponsored Enterprises Pass-Throughs (cost $41,537,909)					42,149,825

MUNICIPAL BOND 0.16%

General Obligation

CA St Var Purp 3 (cost $3,543,687)	5.25%		4/1/2014	3,590	3,636,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 31.80%

Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%	4/15/2036	$13,894	$14,512,726
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	7,540	7,747,085
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	20,820	21,815,998
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1,873	1,895,786
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	1,113	1,117,323
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	927	927,962
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	5,000	4,688,123
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	1,870	1,866,962
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	7,800	7,266,701
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	890	898,904
Banc of America Commercial Mortgage, Inc. 2005-4 ASB	4.867%	7/10/2045	1,500	1,524,200
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	910	858,867
Banc of America Commercial Mortgage, Inc. 2006-1 A2	5.334%	9/10/2045	1,110	1,120,047
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1,001	1,021,169
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	384	390,691
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	611	587,892
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	1,526	1,551,529
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1,666	1,697,285
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	203	208,514
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	13,470	14,157,732
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP8 A2	4.83%	8/15/2038	1,425	1,450,718
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	5,240	5,415,681
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	3,840	3,953,160
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A1	5.085%	12/11/2040	957	970,101
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,070	1,074,788
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2,254	2,309,818
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	304	305,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	$1,790	$1,792,944
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	822	828,608
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	568	578,106
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.623%#	3/11/2039	340	337,700
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	1,017	1,035,584
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%#	9/11/2038	1,845	1,850,010
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A1	5.294%	9/11/2041	599	610,883
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	6,187	6,296,779
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	6,500	6,202,202
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.629%#	4/12/2038	300	301,948
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	75	75,803
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	2,005	2,013,699
Citigroup Commercial Mortgage Trust 2006-C4 A1	5.916%#	3/15/2049	2,017	2,062,520
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	1,350	1,356,870
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	894	896,986
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.399%#	7/15/2044	9,400	9,110,573
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	169	171,657
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	5,147	5,077,650
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	145	145,600
Credit Suisse Mortgage Capital 2006-C1 AAB	5.681%#	2/15/2039	2,000	1,989,255
Credit Suisse Mortgage Capital 2006-C2 A1	5.25%	3/15/2039	250	254,431
Credit Suisse Mortgage Capital 2006-C5 A1	5.256%	12/15/2039	581	590,879
CS First Boston Mortgage Securities Corp. 2001-CK3 A4	6.53%	6/15/2034	5,348	5,591,929
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	13,709	14,347,845
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	13,264	13,670,934
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	2,460	2,595,196
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	6,372	6,574,496
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	7,501	7,829,946
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	11,230	11,621,634
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	13,740	13,543,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	$7,500	$7,712,592
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	5,365	5,384,427
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	58	57,743
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	4,073	4,181,530
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	1,037	1,043,341
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%	4/15/2037	2,700	2,746,605
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	5,000	4,811,555
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%	8/15/2038	2,000	1,939,219
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	14,000	14,721,132
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	12,855	13,543,005
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	15,000	15,591,366
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	10,340	10,614,918
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	2,075	2,127,993
GE Capital Commercial Mortgage Corp. 2003-C2 A2	4.17%	7/10/2037	4,046	4,091,189
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	16,750	16,957,092
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	287	290,004
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	5,695	5,690,585
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	17,500	16,483,624
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	295	300,321
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.455%#	3/10/2044	479	486,208
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A1	5.785%	11/15/2039	2,709	2,771,216
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	3,965	4,161,693
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	670	686,518
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	3,366	3,389,154
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.668%#	5/10/2040	6,790	6,980,893
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A4	5.023%	4/10/2040	799	803,835
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	2,331	2,347,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	$7,070	$7,248,491
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	7,407	7,446,032
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	2,933	2,991,855
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	3,489	3,479,074
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	13,835	12,844,783
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1,400	1,419,690
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	1,323	1,337,228
GS Mortgage Securities Corp. II 2006-GG6 AAB	5.587%	4/10/2038	3,565	3,485,727
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	5,895	5,660,423
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%	4/15/2035	1,900	1,945,429
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	3,470	3,542,669
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	3,968	4,059,388
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	2,080	2,158,097
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	4,225	4,321,869
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	5,000	4,856,670
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB4 A3	6.162%	5/12/2034	6,330	6,656,368
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	10,667	10,956,674
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,585	1,613,481
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	4,598	4,668,589
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	902	919,823
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A2	5.255%	7/12/2037	928	948,628
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A2	4.128%	1/12/2038	7,581	7,667,122
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-LN1 A1	4.134%	10/15/2037	167	169,538
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	13,600	13,773,205
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	3,000	2,786,876
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	500	500,536
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	31	31,039
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	10,000	9,593,757
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	1,209	1,209,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	$6,600	$6,317,372
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	2,000	2,039,596
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	501	505,674
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	1,000	998,162
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A1	4.745%	6/12/2043	699	707,975
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 ASB	6.065%#	4/15/2045	3,445	3,316,446
LB-UBS Commercial Mortgage Trust 2000-C5 A2	6.51%	12/15/2026	17,285	17,942,258
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	5,905	6,208,900
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	3,500	3,724,200
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	9,605	9,831,164
LB-UBS Commercial Mortgage Trust 2002-C7 A4	4.96%	12/15/2031	5,367	5,482,826
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	12,725	12,703,445
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	8,835	8,724,987
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	3,585	3,580,701
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	1,000	1,014,506
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	185	184,907
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	772	771,742
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,000	999,502
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	319	318,357
LB-UBS Commercial Mortgage Trust 2005-C1 A1	4.063%	2/15/2030	1,129	1,131,397
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	2,975	2,975,468
LB-UBS Commercial Mortgage Trust 2005-C1 AAB	4.568%	2/15/2030	360	363,137
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	7,600	7,300,906
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/2030	800	797,978
LB-UBS Commercial Mortgage Trust 2005-C5 A2	4.885%	9/15/2030	1,350	1,349,880
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	871	879,240
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	2,500	2,431,248
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	574	579,553
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	6.055%#	6/15/2032	3,975	3,924,333
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	15,175	15,443,481
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	396	398,905
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	3,145	3,182,312
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	12,900	12,487,826
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.384%#	11/12/2037	1,183	1,205,011
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	1,608	1,647,402
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	8,835	8,902,943
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1,042	1,056,718
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2,180	2,192,040
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	286	289,606
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	680	677,520
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	1,570	1,575,677
Morgan Stanley Capital I 2003-IQ4 A2	4.07%	5/15/2040	6,220	6,191,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	$950	$959,071
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	929	937,832
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	357	361,825
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	3,070	3,061,636
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	472	471,380
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	794	803,854
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	690	694,485
Morgan Stanley Capital I 2006-IQ12 AAB	5.325%	12/15/2043	380	363,838
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,685	1,687,793
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	835	854,837
Morgan Stanley Capital I 2007-HQ13 A1	5.357%	12/15/2044	3,844	3,914,318
Morgan Stanley Dean Witter Capital I 2002-IQ3 A4	5.08%	9/15/2037	1,595	1,618,639
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	1,751	1,764,552
Morgan Stanley Dean Witter Capital I 2003-TOP9 A2	4.74%	11/13/2036	2,090	2,124,329
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	120	129,824
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	4,500	4,611,857
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	2,999	3,007,489
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,850	3,844,869
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	524	531,904
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	924	923,034
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,471	2,476,927
Wachovia Bank Commercial Mortgage Trust 2005-C22 APB	5.445%#	12/15/2044	1,855	1,860,994
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	821	828,044

Total Non-Agency Commercial Mortgage-Backed Securities (cost $672,451,118)				699,088,847

PASS-THROUGH AGENCIES 0.00%

Government National Mortgage Assoc.	4.125%#	11/20/2020	11	11,150
Government National Mortgage Assoc.	4.125%#	12/20/2027	8	8,554
Government National Mortgage Assoc.	4.125%#	11/20/2027	7	6,776
Government National Mortgage Assoc.	4.50%#	1/20/2018	21	21,589
Government National Mortgage Assoc.	4.625%#	9/20/2031	17	17,596
Government National Mortgage Assoc.	7.00%	4/15/2028	11	12,481
Government National Mortgage Assoc.	10.50%	3/15/2019	14	16,126

Total Pass-Through Agencies (cost $90,854)				94,272

Total Long-Term Investments (cost $2,038,867,871)				2,107,582,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 3.81%

Repurchase Agreements

Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $9,920,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $9,915,040; proceeds: $9,717,846	$9,718	$9,717,843
Repurchase Agreement dated 8/31/2009, 0.11% due 9/1/2009 with JPMorgan & Chase Co., collateralized by $75,500,000 of Federal Home Loan Bank at 0.50% due 1/12/2010; value: $75,604,686; proceeds: $74,068,226	74,068	74,068,000

Total Short-Term Investments (cost $83,785,843)		83,785,843

Total Investments in Securities 99.67% (cost $2,122,653,714)		2,191,368,700

Other Assets in Excess of Liabilities(e) 0.33%		7,336,348

Net Assets 100.00%		$2,198,705,048

#	Variable rate security. The interest rate represents the rate at August 31, 2009.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security/securities traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(c)	Illiquid security. The total market value of these securities at August 31, 2009 is $403,133, which represents .02% of the Fund’s net assets.
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2009 (See Note 2(e)).
(e)	Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at August 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2009	300	Short	$(34,954,687)	$(270,768)
U.S. 5-Year Treasury Note	December 2009	1,000	Short	(115,250,000)	(526,469)
U.S. 10-Year Treasury Note	December 2009	185	Short	(21,685,469)	(127,748)

Total				$(171,890,156)	$(924,985)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.99%

ASSET-BACKED SECURITIES 5.94%

Automobile 3.55%

Capital Auto Receivables Asset Trust 2007-4A A3B	0.973%#	12/15/2011	$5,400	$5,396,236
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	7,435	7,573,943
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	583	586,054
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,500	2,562,404
Ford Credit Auto Owner Trust 2008-C A2B	1.173%#	1/15/2011	8,883	8,897,178
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	768	784,704
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	540	542,911
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	4,474	4,542,372
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	4,500	4,539,820
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	3,700	3,720,022
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	5,600	5,655,810
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	5,330	5,398,283
World Omni Auto Receivables Trust 2005-B A4	0.293%#	9/20/2012	2,052	2,047,222

Total				52,246,959

Credit Cards 2.16%

American Express Credit Account Master Trust 2005-1 A	0.303%#	10/15/2012	4,995	4,984,052
Capital One Multi-Asset Execution Trust 2006-A9	0.288%#	5/15/2013	4,300	4,273,181
Capital One Multi-Asset Execution Trust 2007-A9	4.95%	8/15/2012	3,000	3,014,936
Chase Issuance Trust 2007-A6	0.273%#	4/16/2012	5,000	4,983,913
Discover Card Master Trust I 2004-2 A2	0.343%#	5/15/2012	5,700	5,693,883
Discover Card Master Trust I 2007-1 A	0.283%#	8/15/2012	3,000	2,992,078
MBNA Credit Card Master Note Trust 2003-A8	0.463%#	12/17/2012	6,000	5,975,098

Total				31,917,141

Home Equity 0.23%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	3,642	3,382,108

Total Asset-Backed Securities (cost $87,249,063)				87,546,208

Corporate Bonds 33.75%

Aerospace/Defense 0.15%

L-3 Communications Corp.	7.625%	6/15/2012	940	954,100
Meccanica Holdings USA†	6.25%	7/15/2019	1,200	1,279,404

Total				2,233,504

Air Transportation 0.08%

Bristow Group, Inc.	6.125%	6/15/2013	1,232	1,164,240

Apparel 0.17%

Phillips-Van Heusen Corp.	7.25%	2/15/2011	2,476	2,500,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts: After Market 0.07%

Affinia Group, Inc.†	10.75%	8/15/2016	$920	$954,500

Auto Trucks & Parts 0.07%

American Axle & Manufacturing, Inc.	5.25%	2/11/2014	1,415	976,350

Automotive 0.39%

Roper Industries, Inc.	6.25%	9/1/2019	3,194	3,247,375
Roper Industries, Inc.	6.625%	8/15/2013	2,321	2,485,454

Total				5,732,829

Banks: Money Center 1.64%

Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	6,121	6,135,678
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	11,772	11,975,008
Inter-American Development Bank	3.00%	4/22/2014	5,905	6,002,958

Total				24,113,644

Banks: Regional 5.74%

Bank of America Corp.	2.10%	4/30/2012	11,000	11,125,235
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	2,960	3,249,142
Citigroup, Inc.	8.125%	7/15/2039	3,366	3,469,767
Compass Bank	6.40%	10/1/2017	1,910	1,726,067
Corporacion Andina de Fomento (Venezuela)(a)	8.125%	6/4/2019	836	962,871
Credit Suisse NY	5.30%	8/13/2019	3,160	3,203,434
GMAC, Inc.	2.20%	12/19/2012	6,734	6,791,461
GMAC, Inc.†	6.00%	12/15/2011	1,245	1,120,500
GMAC, Inc.†	7.00%	2/1/2012	495	449,213
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	5,500	5,552,514
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,156,210
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,219	1,276,607
JPMorgan Chase & Co.	2.20%	6/15/2012	8,033	8,158,524
JPMorgan Chase & Co.	6.00%	1/15/2018	3,950	4,252,056
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%	4/16/2012	6,400	6,499,482
Kreditanstalt fuer Wiederaufbau (Germany)(a)	4.875%	6/17/2019	4,268	4,615,961
Morgan Stanley	6.25%	8/28/2017	1,885	1,946,607
Morgan Stanley	6.625%	4/1/2018	8,025	8,589,125
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg)†(a)	9.00%	6/11/2014	725	773,865
Societe de Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	9,390	9,577,143

Total				84,495,784

Beverages 0.76%

Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	2,671	3,334,215
Bacardi Ltd.†	7.45%	4/1/2014	1,990	2,237,767
FBG Finance Ltd. (Australia)†(a)	5.875%	6/15/2035	1,555	1,469,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages (continued)

FBG Finance Ltd. (Australia)†(a)	7.875%	6/1/2016	$3,600	$4,124,772

Total				11,166,174

Biotechnology Research & Production 0.04%

Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	535	561,750

Broadcasting 0.48%

Cox Communications, Inc.†	8.375%	3/1/2039	334	415,480
Cox Communications, Inc.†	9.375%	1/15/2019	3,825	4,883,664
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	1,744	1,774,803

Total				7,073,947

Brokers 0.27%

Raymond James Financial, Inc.	8.60%	8/15/2019	3,817	4,018,354

Building Materials 0.48%

Celulosa Arauco y Constitucion SA (Chile)†(a)	7.25%	7/29/2019	1,046	1,129,440
Martin Marietta Materials, Inc.	6.25%	5/1/2037	1,720	1,410,044
Owens Corning, Inc.	9.00%	6/15/2019	2,570	2,669,945
Texas Industries, Inc.	7.25%	7/15/2013	1,615	1,518,100
Texas Industries, Inc.	7.25%	7/15/2013	405	380,700

Total				7,108,229

Cable Services 0.28%

Time Warner Cable, Inc.	7.30%	7/1/2038	2,168	2,460,938
Time Warner Cable, Inc.	7.50%	4/1/2014	1,465	1,683,099

Total				4,144,037

Chemicals 0.29%

Airgas, Inc.†	7.125%	10/1/2018	2,510	2,510,000
Huntsman International LLC	7.375%	1/1/2015	945	817,425
Huntsman International LLC	7.875%	11/15/2014	575	514,625
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	585	487,059

Total				4,329,109

Coal 0.46%

Arch Coal, Inc.†	8.75%	8/1/2016	325	326,625
CONSOL Energy, Inc.	7.875%	3/1/2012	3,135	3,072,300
Drummond Co., Inc.†	7.375%	2/15/2016	3,865	3,420,525

Total				6,819,450

Computer Software 0.14%

BMC Software, Inc.	7.25%	6/1/2018	1,315	1,418,452
See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software (continued)

Intuit, Inc.	5.75%	3/15/2017	$624	$638,071

Total				2,056,523

Computer Technology 0.12%

EQT Corp.	6.50%	4/1/2018	1,710	1,729,352

Consumer Products 0.36%

Ralcorp Holdings, Inc.†	6.625%	8/15/2039	5,161	5,360,607

Containers 1.02%

Ball Corp.	6.875%	12/15/2012	1,315	1,324,863
Pactiv Corp.	5.875%	7/15/2012	1,148	1,223,844
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	8,811	9,203,882
Sealed Air Corp.†	6.875%	7/15/2033	3,575	3,234,871

Total				14,987,460

Diversified 0.19%

Tyco Electronics Group (Switzerland)(a)	7.125%	10/1/2037	2,776	2,784,506

Diversified Materials & Processing 0.05%

Tyco International Finance SA (Switzerland)(a)	8.50%	1/15/2019	650	786,089

Drugs 0.37%

Hospira, Inc.	6.05%	3/30/2017	2,220	2,312,230
Valeant Pharmaceuticals International†	8.375%	6/15/2016	1,490	1,519,800
Watson Pharmaceuticals, Inc.	6.125%	8/15/2019	1,565	1,611,987

Total				5,444,017

Electric: Equipment/Components 0.21%

Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	438	464,280
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	1,250	1,371,711
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,117	1,289,838

Total				3,125,829

Electric: Power 3.10%

Black Hills Corp.	6.50%	5/15/2013	3,795	3,969,779
Black Hills Corp.	9.00%	5/15/2014	2,415	2,721,736
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	2,200	2,517,519
EDF SA (France)†(a)	6.50%	1/26/2019	817	934,580
Empresas Publicas de Medellin ESP (Columbia)†(a)	7.625%	7/29/2019	500	532,500
Entergy Arkansas, Inc.	5.66%	2/1/2025	1,800	1,715,924
Entergy Mississippi, Inc.	6.64%	7/1/2019	2,005	2,148,101
General Electric Capital Corp.	6.00%	8/7/2019	1,450	1,463,703
General Electric Capital Corp.	6.875%	1/10/2039	9,982	9,930,902
Kansas City Power & Light Co.	7.15%	4/1/2019	1,547	1,794,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

Kansas Gas & Electric Co.†	6.70%	6/15/2019	$530	$600,045
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	6.25%	6/17/2014	900	951,617
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,199	1,334,323
Oncor Electric Delivery Co.	7.25%	1/15/2033	1,265	1,542,822
Rochester Gas & Electric Corp.†	5.90%	7/15/2019	1,004	1,071,536
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	1,720	1,808,867
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	1,793,416
Texas-New Mexico Power Co.†	9.50%	4/1/2019	6,345	7,425,363
Toledo Edison Co. (The)	7.25%	5/1/2020	1,172	1,369,140

Total				45,626,156

Electrical: Household 0.25%

EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	3,430	3,705,601

Electronics: Semi-Conductors/Components 0.84%

Agilent Technologies, Inc.	6.50%	11/1/2017	5,238	5,053,015
Analog Devices, Inc.	5.00%	7/1/2014	1,756	1,823,314
KLA-Tencor Corp.	6.90%	5/1/2018	5,398	5,529,679

Total				12,406,008

Energy Equipment & Services 0.34%

Cameron International Corp.	6.375%	7/15/2018	942	970,827
EQT Corp.	8.125%	6/1/2019	974	1,096,085
Inergy Finance LP	8.25%	3/1/2016	1,510	1,502,450
Inergy Finance LP†	8.75%	3/1/2015	743	754,145
NRG Energy, Inc.	7.25%	2/1/2014	175	170,625
NRG Energy, Inc.	7.375%	1/15/2017	490	467,950

Total				4,962,082

Entertainment 0.02%

Peninsula Gaming LLC†	8.375%	8/15/2015	275	270,875

Environmental Services 0.05%

Williams Cos., Inc. (The)	8.75%	1/15/2020	585	665,244

Financial: Miscellaneous 0.27%

Ford Motor Credit Co. LLC	5.879%#	6/15/2011	750	690,937
Ford Motor Credit Co. LLC	7.875%	6/15/2010	3,315	3,308,705

Total				3,999,642

Financial Services 1.33%

Bear Stearns Cos., Inc.	7.25%	2/1/2018	3,315	3,786,383
Citigroup Funding, Inc.	2.25%	12/10/2012	6,740	6,812,489
CPM Holdings, Inc.†	10.625%	9/1/2014	705	715,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)

Lukoil International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	$925	$839,437
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	2,346	2,891,811
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.05%	1/15/2036	1,525	1,193,772
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	1,200	1,134,000
Western Union Co. (The)	6.50%	2/26/2014	2,077	2,268,028

Total				19,641,495

Food 0.05%

H.J. Heinz Co.†	7.125%	8/1/2039	629	741,102

Gaming 0.20%

International Game Technology	7.50%	6/15/2019	2,170	2,353,602
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	770	635,250

Total				2,988,852

Healthcare Products 0.30%

Biogen Idec, Inc.	6.00%	3/1/2013	400	425,116
Biogen Idec, Inc.	6.875%	3/1/2018	2,513	2,749,443
HCA, Inc.	9.125%	11/15/2014	1,192	1,206,900

Total				4,381,459

Healthcare Services 0.03%

DASA Finance Corp.†	8.75%	5/29/2018	430	449,350

Household Furnishings 0.10%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	985	916,050
Sealy Mattress Co.†	10.875%	4/15/2016	465	502,200

Total				1,418,250

Industrial Products 0.12%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,763	1,773,939

Investment Management Companies 0.34%

BlackRock, Inc.	6.25%	9/15/2017	4,035	4,251,151
Lazard Group LLC	7.125%	5/15/2015	719	723,097

Total				4,974,248

Leisure 0.08%

Seneca Gaming Corp.	7.25%	5/1/2012	605	571,725
Speedway Motorsports, Inc.†	8.75%	6/1/2016	565	584,775

Total				1,156,500

Machinery: Agricultural 0.59%

BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	1,276	1,452,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Agricultural (continued)

Ciliandra Perkasa Finance Co. Pte Ltd. (Indonesia)†(a)	10.75%	12/8/2011	$600	$610,500
Lorillard Tobacco Co.	8.125%	6/23/2019	5,984	6,668,606

Total				8,732,031

Machinery: Oil Well Equipment & Services 0.19%

Pride International, Inc.	7.375%	7/15/2014	1,010	1,025,150
Pride International, Inc.	8.50%	6/15/2019	1,703	1,796,665

Total				2,821,815

Manufacturing 0.06%

Wabtec Corp.	6.875%	7/31/2013	923	926,461

Media 0.52%

DirecTV Holdings LLC	6.375%	6/15/2015	1,128	1,147,740
DirecTV Holdings LLC	7.625%	5/15/2016	2,443	2,583,473
Discovery Communications LLC	5.625%	8/15/2019	3,849	3,943,204

Total				7,674,417

Metals & Minerals Miscellaneous 1.71%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	6,611	7,543,673
CII Carbon LLC†	11.125%	11/15/2015	2,475	2,295,562
Compass Minerals International, Inc.†	8.00%	6/1/2019	775	775,000
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	5,587	6,517,856
Silgan Holdings, Inc.	6.75%	11/15/2013	2,566	2,527,510
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	500	542,500
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	4,337	4,960,444

Total				25,162,545

Miscellaneous 0.25%

Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	1,750	1,826,403
Magellan Midstream Partners LP	6.40%	5/1/2037	862	901,593
Majapahit Holding BV (Netherlands)†(a)	8.00%	8/7/2019	1,000	1,016,200

Total				3,744,196

Natural Gas 0.38%

Atmos Energy Corp.	8.50%	3/15/2019	907	1,116,181
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2,485	2,943,850
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,471,185

Total				5,531,216

Office Supplies 0.38%

Staples, Inc.	9.75%	1/15/2014	4,714	5,538,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil 1.58%

Ecopetrol SA (Columbia)†(a)	7.625%	7/23/2019	$683	$731,698
Empresa Nacional del Petroleo (Chile)†(a)	6.25%	7/8/2019	800	835,125
Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	1,643	1,702,559
Mariner Energy, Inc.	7.50%	4/15/2013	685	650,750
Mariner Energy, Inc.	11.75%	6/30/2016	1,345	1,425,700
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	1,200	1,308,561
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	1,795	2,083,778
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	600	541,500
Questar Market Resources, Inc.	6.80%	4/1/2018	2,010	2,052,558
Questar Market Resources, Inc.	6.80%	3/1/2020	1,545	1,582,808
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,500	1,492,635
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	1,890,338
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	3,966	4,251,956
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	2,500	2,772,330

Total				23,322,296

Oil: Crude Producers 1.12%

Anadarko Petroleum Corp.	7.625%	3/15/2014	1,561	1,766,165
Anadarko Petroleum Corp.	8.70%	3/15/2019	2,820	3,327,216
Cimarex Energy Co.	7.125%	5/1/2017	1,144	1,063,920
Encore Acquisition Co.	9.50%	5/1/2016	335	340,025
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,613	1,790,059
Key Energy Services, Inc.	8.375%	12/1/2014	665	605,150
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	4,840	5,105,948
Southwestern Energy Co.†	7.50%	2/1/2018	915	925,294
Talisman Energy, Inc. (Canada)(a)	7.75%	6/1/2019	1,403	1,635,500

Total				16,559,277

Oil: Integrated Domestic 1.26%

Ferrellgas Partners LP†	6.75%	5/1/2014	1,090	1,005,525
Ferrellgas Partners LP	6.75%	5/1/2014	125	115,313
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,376,010
National Fuel Gas Co.	8.75%	5/1/2019	3,165	3,664,003
Newfield Exploration Co.	7.625%	3/1/2011	1,108	1,124,620
Pacific Energy Partners LP	6.25%	9/15/2015	2,005	2,033,230
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	4,400	4,396,137
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,400	3,395,420
Rockies Express Pipeline LLC†	6.25%	7/15/2013	750	808,894
Rockies Express Pipeline LLC†	6.85%	7/15/2018	540	601,593

Total				18,520,745

Oil: Integrated International 0.04%

Questar Pipeline Co.	5.83%	2/1/2018	339	353,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated International (continued)

Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	$193	$218,025

Total				571,805

Paper & Forest Products 0.08%

Sino-Forest Corp. (Canada)†(a)	9.125%	8/17/2011	635	650,875
Sino-Forest Corp. (Canada)†(a)	10.25%	7/28/2014	435	455,663

Total				1,106,538

Plastics 0.05%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	755	792,750

Pollution Control 0.07%

Clean Harbors, Inc.†	7.625%	8/15/2016	1,065	1,072,988

Real Estate Investment Trusts 0.18%

Simon Property Group LP	6.75%	5/15/2014	531	569,559
Tanger Properties LP	6.15%	11/15/2015	1,380	1,299,625
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	863	804,747

Total				2,673,931

Retail: Specialty 0.22%

Kohl’s Corp.	6.875%	12/15/2037	2,952	3,226,344

Services 0.05%

Iron Mountain, Inc.	8.625%	4/1/2013	783	784,958

Steel 0.71%

Allegheny Technologies, Inc.	9.375%	6/1/2019	3,504	3,848,685
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	5,811	6,648,260

Total				10,496,945

Technology 0.21%

Fisher Scientific International, Inc.	6.75%	8/15/2014	2,961	3,061,798

Telecommunications 1.46%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	900	834,750
DigitalGlobe, Inc.†	10.50%	5/1/2014	820	862,025
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	850	856,375
NII Capital Corp.†	10.00%	8/15/2016	2,200	2,189,000
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	1,925	1,963,500
Qtel International Finance Ltd.†	6.50%	6/10/2014	1,050	1,140,086
Sprint Nextel Corp.	8.375%	8/15/2017	1,161	1,111,657
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	3,385	3,370,536
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	4,274	4,704,234
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	900	1,060,875
Vimpel-Communications (Ireland)†(a)	9.125%	4/30/2018	597	597,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications (continued)

Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	$600	$619,500
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	975	1,053,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	1,000	1,090,000

Total				21,452,538

Telephone-Long Distance 0.07%

Centennial Communications Corp.	10.00%	1/1/2013	975	1,004,250

Tobacco 0.44%

Altria Group, Inc.	9.95%	11/10/2038	4,914	6,495,369

Transportation: Miscellaneous 0.13%

Commercial Barge Line Co.†	12.50%	7/15/2017	1,075	1,064,250
TGI International Ltd. (Colombia)†(a)	9.50%	10/3/2017	765	814,725

Total				1,878,975

Utilities 0.14%

Commonwealth Edison Co.	6.95%	7/15/2018	1,360	1,524,574
El Paso Electric Co.	7.50%	3/15/2038	441	459,165

Total				1,983,739

Utilities: Electrical 0.31%

IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,320	1,353,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,485	3,174,675

Total				4,527,675

Utilities: Miscellaneous 0.30%

American Water Capital Corp.	6.593%	10/15/2037	2,161	2,199,254
Source Gas LLC†	5.90%	4/1/2017	2,774	2,255,010

Total				4,454,264

Total Corporate Bonds (cost $464,045,018)				496,946,441

FLOATING RATE LOAN 0.12%

Utilities: Electrical

Texas Competitive Electric Holdings Co. LLC Term Loan B1(b) (cost $1,735,784)	2.276% - 2.285%	10/10/2014	2,250	1,711,206

FOREIGN GOVERNMENT OBLIGATIONS(a) 3.84%

Dominican Republic (Dominican Republic)†	9.04%	1/23/2018	2,772	2,570,835
Export Development Canada (Canada)	2.375%	3/19/2012	2,440	2,492,421
Federal Republic of Brazil (Brazil)	5.875%	1/15/2019	4,460	4,627,250
Federal Republic of Brazil (Brazil)	6.00%	1/17/2017	800	840,000
Federal Republic of Brazil (Brazil)	7.125%	1/20/2037	450	499,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS(a) (continued)

Mubadala Development Company - Global Medium Term Note (United Arab Emirates)†(a)	5.75%	5/6/2014	$1,300	$1,357,936
Republic of Argentina (Argentina)	8.28%	12/31/2033	1,526	892,925
Republic of Colombia (Colombia)	7.375%	3/18/2019	1,818	1,994,346
Republic of Costa Rica (Costa Rica)†	9.995%	8/1/2020	1,239	1,530,165
Republic of Gabon (Gabon)†	8.20%	12/12/2017	1,500	1,475,625
Republic of Ghana (Ghana)†	8.50%	10/4/2017	2,000	1,845,000
Republic of Indonesia (Indonesia)†	8.50%	10/12/2035	1,250	1,418,750
Republic of Indonesia (Indonesia)†	11.625%	3/4/2019	900	1,219,500
Republic of Panama (Panama)	7.25%	3/15/2015	220	245,080
Republic of Panama (Panama)	8.875%	9/30/2027	1,200	1,488,000
Republic of Peru (Peru)	7.125%	3/30/2019	2,320	2,563,600
Republic of Philippines (Philippines)	8.375%	6/17/2019	500	586,875
Republic of Philippines (Philippines)	10.625%	3/16/2025	1,300	1,766,375
Republic of Poland (Poland)	6.375%	7/15/2019	1,513	1,630,820
Republic of South Africa (South Africa)	6.875%	5/27/2019	850	916,937
Republic of Turkey (Turkey)	11.875%	1/15/2030	964	1,508,660
Republic of Uruguay (Uruguay)	8.00%	11/18/2022	1,805	1,949,400
Republic of Venezuela (Venezuela)	8.50%	10/8/2014	1,700	1,436,500
Republic of Venezuela (Venezuela)	9.375%	1/13/2034	5,537	3,792,845
Russia Eurobonds (Russia)†	7.50%	3/31/2030	8,356	8,596,070
Ukraine Government (Ukraine)†	6.58%	11/21/2016	750	620,625
Ukraine Government (Ukraine)†	7.65%	6/11/2013	1,400	1,295,000
United Mexican States (Mexico)	5.875%	2/17/2014	5,036	5,338,160

Total Foreign Government Obligations (cost $52,410,668)				56,499,200

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.11%

Federal National Mortgage Assoc. (cost $16,370,162)	5.25%	9/15/2016	14,766	16,393,139

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.34%

Federal Home Loan Mortgage Corp. K003 A5 (cost $4,933,874)	5.085%	3/25/2019	4,750	5,003,692

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.80%

Federal Home Loan Mortgage Corp.	5.00%	3/1/2019 - 7/1/2021	31,155	32,739,454
Federal Home Loan Mortgage Corp.(c)	5.00%	TBA	31,050	32,335,656
Federal Home Loan Mortgage Corp.	5.021%#	8/1/2035	9,644	10,021,700
Federal Home Loan Mortgage Corp.	5.221%#	12/1/2037	6,254	6,556,640
Federal Home Loan Mortgage Corp.	5.69%#	11/1/2035	3,243	3,417,490
Federal Home Loan Mortgage Corp.	6.00%	3/1/2016 - 4/1/2016	667	712,033
Federal Home Loan Mortgage Corp.	7.00%	8/1/2032	52	57,663
Federal National Mortgage Assoc.	4.91%	4/1/2016	5,679	6,091,860
Federal National Mortgage Assoc.(c)	5.00%	TBA	19,000	19,501,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	5.258%#	10/1/2035	$5,664	$5,883,901
Federal National Mortgage Assoc.	5.466%#	5/1/2037	11,402	11,946,232
Federal National Mortgage Assoc.(c)	5.50%	TBA	17,600	18,323,254
Federal National Mortgage Assoc.	5.50%	6/1/2033 - 12/1/2036	127,932	133,825,597
Federal National Mortgage Assoc.	5.622%#	8/1/2036	3,569	3,759,294
Federal National Mortgage Assoc.	5.641%#	10/1/2038	6,776	7,121,650
Federal National Mortgage Assoc.	5.714%#	10/1/2036	4,744	5,001,036
Federal National Mortgage Assoc.	5.819%#	10/1/2036	2,770	2,916,432
Federal National Mortgage Assoc.	5.878%#	5/1/2036	3,244	3,426,884
Federal National Mortgage Assoc.	5.922%#	8/1/2036	7,377	7,769,558
Federal National Mortgage Assoc.	5.937%#	12/1/2036	9,131	9,620,954

Total Government Sponsored Enterprises Pass-Throughs (cost $310,866,152)				321,029,002

Municipal Bonds 2.03%

Education 0.09%

Texas A&M Univ Rev Fin Sys Ser A	5.00%	5/15/2029	1,240	1,306,166

General Obligation 0.09%

Chicago IL Metro Wtr Reclamation Dist - Greater Chicago Build America Bds	5.72%	12/1/2038	1,315	1,398,555

Healthcare 0.27%

Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A	5.50%	5/15/2035	3,820	3,959,124

Housing 0.04%

Port of Seattle WA Ser B1	7.00%	5/1/2036	605	633,846

Power 0.36%

Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	1,385	1,405,886
Platte River Pwr Auth CO Rev Ser HH	5.00%	6/1/2028	2,250	2,377,823
Sacramento CA Muni Util Dist Rev Build America Bds Ser V	6.322%	5/15/2036	1,400	1,468,278

Total				5,251,987

Pre-Refunded 0.22%

NY St Metro Transn Auth Rev Build America Bds	7.336%	11/15/2039	1,680	2,049,130
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	1,160	1,174,720

Total				3,223,850

Toll Roads 0.51%

IL St Toll Hwy Auth Rev Build America Bds	6.184%	1/1/2034	1,300	1,404,442
Metro Washington DC Arpts Auth Dulles Toll Rd Rev Build America Bds	7.462%	10/1/2046	2,095	2,199,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Toll Roads (continued)

NC Tpk Auth Rev Build America Bds	6.70%	1/1/2039	$1,365	$1,445,344
North TX Twy Auth Rev Build America Bds	6.718%	1/1/2049	2,265	2,442,191

Total				7,491,266

Transportation 0.20%

NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	725	884,529
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	1,095	1,130,796
UT Transit Auth Rev Build America Bds Ser B	5.937%	6/15/2039	935	995,840

Total				3,011,165

Water/Sewer 0.25%

MA St Wtr Res Auth Rev Ser B	5.00%	8/1/2039	1,570	1,609,407
Riverside CA Swr Rev Build America Bds	7.20%	8/1/2039	1,910	2,021,353

Total				3,630,760

Total Municipal Bonds (cost $28,196,117)				29,906,719

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.06%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,618	2,689,903
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1,806	1,827,581
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	1,504	1,522,881
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	1,100	1,091,067
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%	11/10/2038	400	377,981
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	1,681	1,682,704
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	2,870	2,690,983
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	6,914	6,441,278
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,217,056
Banc of America Commercial Mortgage, Inc. 2005-4 A5A	4.933%	7/10/2045	2,950	2,718,435
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	2,000	1,887,621
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	2,805	2,846,417
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	3,555	3,211,120
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	7,500	7,882,924
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	499	500,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	$6,575	$6,604,423
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	12,725,809
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	906	912,411
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	350	350,576
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	7,760	7,244,580
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	534	534,680
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.623%#	3/11/2039	2,320	2,304,305
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	775	769,325
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	264	265,016
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	949	917,167
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	875	879,453
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	552	554,373
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.399%#	7/15/2044	8,615	8,349,743
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	9,071	8,855,865
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	702	704,023
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	1,525	1,474,859
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	10,967	11,478,276
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	4,000	4,139,496
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	2,000	2,056,691
CS First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	2,560	2,480,557
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	6,263	6,026,954
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	1,530	1,545,845
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	157	158,227
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	505	509,705
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	302,656
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	5,650	5,321,856
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.455%#	3/10/2044	1,185	1,203,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.515%#	3/10/2044	$5,915	$5,946,021
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.515%#	3/10/2044	2,620	2,516,059
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	4,313	4,419,328
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	7,219	7,269,351
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.668%#	5/10/2040	10,370	10,661,540
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	562	572,065
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,000	4,028,120
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	1,581	1,445,990
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	605	608,673
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	7,000	6,498,987
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,000	1,037,547
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	896,541
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB4 A3	6.162%	5/12/2034	5,000	5,257,795
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	3,033	3,079,563
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,600	1,486,334
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	844,441
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A4	4.738%	7/15/2042	2,600	2,473,139
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	878,382
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.344%#	12/15/2044	2,247	2,136,743
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	3,500	3,680,127
LB-UBS Commercial Mortgage Trust 2003-C5 A4	4.685%	7/15/2032	800	801,524
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	3,500	3,495,803
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	1,815	1,841,328
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	579	578,806
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,175	1,172,303
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	700,110
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	126	126,917
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	336,226
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	1,360	1,365,661
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	1,200	1,166,999
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	1,000	961,788
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	1,637	1,648,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	$4,100		$3,968,999
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.405%#	11/12/2037	1,500		1,458,706
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,275		1,294,782
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,166		1,163,432
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	507		514,171
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,500		1,508,284
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	795		792,101
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	2,291		2,299,858
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,014		1,024,334
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,940		1,869,708
Morgan Stanley Capital I 2005-HQ7 A4	5.378%#	11/14/2042	950		920,031
Morgan Stanley Capital I 2005-HQ7 AAB	5.355%#	11/14/2042	520		534,508
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,459		1,471,341
Morgan Stanley Capital I 2006-HQ8 A4	5.558%#	3/12/2044	8,575		7,763,272
Morgan Stanley Capital I 2006-HQ8 AAB	5.562%#	3/12/2044	1,300		1,286,507
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150		4,156,879
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	780		843,857
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	7,125		7,143,943
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	5,330		5,234,131
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825		3,819,903
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	1,392		1,395,452
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,298		1,307,864
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		603,950
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.44%#	12/15/2044	5,130		4,967,509
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	1,545		1,475,558

Total Non-Agency Commercial Mortgage-Backed Securities (cost $250,508,649)					266,010,165

PASS-THROUGH AGENCY 0.00%

Government National Mortgage Assoc. (cost $39)	12.00%	8/15/2013	—	(d)	55

U.S. TREASURY OBLIGATIONS 11.00%

U.S. Treasury Bond	4.25%	5/15/2039	3,904		3,948,533
U.S. Treasury Note	1.00%	7/31/2011	12,639		12,660,726
U.S. Treasury Note	1.50%	7/15/2012	21,218		21,266,080
U.S. Treasury Note	1.75%	8/15/2012	12,681		12,785,035
U.S. Treasury Note	2.375%	8/31/2014	2,003		2,002,219
U.S. Treasury Note	2.625%	7/31/2014	22,309		22,580,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	3.00%	8/31/2016	$25,950	$25,901,370
U.S. Treasury Note	3.25%	7/31/2016	25,896	26,300,651
U.S. Treasury Note	3.625%	8/15/2019	1,146	1,167,487
U.S. Treasury Note Inflation Index Bond(e)	1.625%	1/15/2015	3,179	3,176,993
U.S. Treasury Strips	Zero Coupon	11/15/2022	21,095	12,015,311
U.S. Treasury Strips	Zero Coupon	11/15/2027	39,788	18,147,068

Total U.S. Treasury Obligations (cost $159,290,596)				161,952,375

Total Long-Term Investments (cost $1,375,606,122)				1,442,998,202

SHORT-TERM INVESTMENTS 7.44%

Repurchase Agreements

Repurchase Agreement dated 8/31/2009, 0.11% due 9/1/2009 with JPMorgan Chase & Co. collateralized by $104,605,000 of Federal Home Loan Bank at 0.65% due 9/10/2009; value: $105,289,142; proceeds: $103,071,315			103,071	103,071,000
Repurchase Agreement dated 8/31/2009, 0.01% due 9/1/2009 with State Street Bank & Trust Co. collateralized by $6,625,000 of U.S. Treasury Bill at 0.335% due 12/24/2009; value: $6,621,688; proceeds: $6,489,762			6,490	6,489,760

Total Short-Term Investments (cost $109,560,760)				109,560,760

Total Investments in Securities 105.43% (cost $1,485,166,882)				1,552,558,962

Liabilities in Excess of Other Assets (5.43%)				(79,988,177)

Net Assets 100.00%				$1,472,570,785

#	Variable rate security. The interest rate represents the rate at August 31, 2009.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(c)	To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Amount is less than $1,000.
(e)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Forward Foreign Currency Exchange Contracts-The Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates. As of August 31, 2009, only Income Fund had open forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of August 31, 2009, Core Fixed Income Fund, Income Fund, and Short Duration Income Fund had open futures contracts.

(f)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Time Deposits-Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(j)	Floating Rate Loans-The Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the London InterBank Offered Rate (“LIBOR”) or the prime rate offered by a designated U.S. bank.

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of August 31, 2009, the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Depreciation
Aleris International, Inc. Debtor in Possession Term Loan, 2/13/2010	$125,222	$(626)
Cooper Standard Automotive, Inc. Debtor in Possession Term Loan A, 12/23/2011	139,147	(2,087)
Cooper Standard Automotive, Inc. Debtor in Possession Term Loan B, 12/23/2011	54,113	(812)

Total	$318,482	$(3,525)

(k)	Fair Value Measurements-In accordance with FASB Statement of Financial Accounting Standards No. SFAS 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing each Fund’s investments carried at value:

	Balanced Strategy Fund			Convertible Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$4 ,042,500	$—	$—	$4,042,500
Convertible Bonds	—	—	—	—	286,878,217	2,550,000	289,428,217
Convertible Preferred Stocks	—	—	—	37,463,497	31,175,209	—	68,638,706
Corporate Bond	—	—	—	—	902,508	—	902,508
Underlying Funds	1,179,406	—	1,179,406	—	—	—	—
Repurchase Agreement	—	584	584	—	8,351,633	—	8,351,633

Total	$1,179,406	$584	$1,179,990	$41,505,997	$327,307,567	$2,550,000	$371,363,564

Notes to Schedule of Investments (unaudited)(continued)

	Core Fixed Income Fund			Diversified Equity Strategy Fund
Investment Type*	Level 1	Level 2	Total	Level 1 (000)	Level 2 (000)	Total (000)
Asset-Backed Securities	$—	$29,727,893	$29,727,893	$—	$—	$—
Corporate Bonds	—	105,890,236	105,890,236	—	—	—
Foreign Government Obligations	—	1,527,090	1,527,090	—	—	—
Government Sponsored Enterprises Bonds	—	5,056,938	5,056,938	—	—	—
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,274,625	1,274,625	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	94,069,162	94,069,162	—	—	—
Municipal Bonds	—	7,434,425	7,434,425	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	69,694,707	69,694,707	—	—	—
Underlying Funds	—	—	—	114,820	—	114,820
U.S. Treasury Obligations	—	45,081,138	45,081,138	—	—	—
Repurchase Agreement	—	34,483,566	34,483,566	—	476	476

Total	$—	$394,239,780	$394,239,780	$114,820	$476	$115,296

Other Financial Instruments

Futures	$3,027	$—	$3,027	$—	$—	$—

Total	$3,027	$—	$3,027	$—	$—	$—

	Diversified Income Strategy Fund			Floating Rate Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$—	$—	$17,142,639	$—	$17,142,639
Floating Rate Loans	—	—	—	—	304,754,246	13,242,832	317,997,078
Underlying Funds	126,389	—	126,389	—	—	—	—
Repurchase Agreement	—	410	410	—	22,559,000	—	22,559,000
Time Deposit	—	—	—	—	152	—	152

Total	$126,389	$410	$126,799	$—	$344,456,037	$13,242,832	$357,698,869

Notes to Schedule of Investments (unaudited)(continued)

	Growth & Income Strategy Fund			High Yield Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$—	$—	$—	$1,278,938	$1,278,938
Convertible Bonds	—	—	—	—	22,443,406	—	22,443,406
Convertible Preferred Stocks	—	—	—	89,700	—	—	89,700
Floating Rate Loans	—	—	—	—	21,362,902	—	21,362,902
High Yield Corporate Bonds	—	—	—	—	577,071,798	—	577,071,798
Underlying Funds	413,284	—	413,284	—	—	—	—
Repurchase Agreement	—	896	896	—	24,772,572	—	24,772,572

Total	$413,284	$896	$414,180	$89,700	$645,650,678	$1,278,938	$647,019,316

	Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$11,006,604	$—	$11,006,604
Convertible Bonds	—	566,803,213	—	566,803,213
Floating Rate Loans	—	2,956,386	403,133	3,359,519
Foreign Government Obligations	—	4,729,325	—	4,729,325
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	470,559	—	470,559
Government Sponsored Enterprises Pass-Throughs	—	14,019,225	—	14,019,225
Municipal Bonds	—	11,202,779	—	11,202,779
Non-Agency Commercial Mortgage-Backed Securities		78,442,276	—	78,442,276
U.S. Treasury Obligations	—	1,537,943	—	1,537,943
Repurchase Agreement	—	5,998,557	—	5,998,557

Total	$—	$697,166,867	$403,133	$697,570,000

Other Financial Instruments

Forward Foreign Currency Contracts	$1,014,234	$—	$—	$1,014,234
Futures	(1,133,374)	—	—	(1,133,374)

Total	$(119,140)	$—	$—	$(119,140)

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund				Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 2	Total
Asset-Backed Securities	$—	$212,330,610	$—	$212,330,610	$87,546,208	$87,546,208
Corporate Bonds	—	1,140,901,933	—	1,140,901,933	496,946,441	496,946,441
Floating Rate Loans	—	5,658,453	403,133	6,061,586	1,711,206	1,711,206
Foreign Government Obligations	—	3,125,595	—	3,125,595	56,499,200	56,499,200
Government Sponsored Enterprises Bonds	—	—	—	—	16,393,139	16,393,139
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	193,770	—	193,770	5,003,692	5,003,692
Government Sponsored Enterprises Pass-Throughs	—	42,149,825	—	42,149,825	321,029,002	321,029,002
Municipal Bonds	—	3,636,419	—	3,636,419	29,906,719	29,906,719
Non-Agency Commercial Mortgage-Backed Securities	—	699,088,847	—	699,088,847	266,010,165	266,010,165
Pass-Through Agencies	—	94,272	—	94,272	55	55
U.S. Treasury Obligations	—	—	—	—	161,952,375	161,952,375
Repurchase Agreements	—	83,785,843	—	83,785,843	109,560,760	109,560,760

Total	$—	$2,190,965,567	$403,133	$2,191,368,700	$1,552,558,962	$1,552,558,962

Other Financial Instruments

Futures	$(924,985)	$—	$—	$(924,985)	$—	$—

Total	$(924,985)	$—	$—	$(924,985)	$—	$—

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Convertible Fund

Investment Type	Balance as of December 1, 2008	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2009
Convertible Bonds	$—	$—	$—	$—	$2,550,000	$—	$2,550,000

Floating Rate Fund

Investment Type	Balance as of December 1, 2008	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2009
Floating Rate Loans	$4,779,264	$183,814	$(66,555)	$1,916,728	$17,519,018	$(11,089,437)	$13,242,832

Notes to Schedule of Investments (unaudited)(continued)

High Yield Fund

Investment Type	Balance as of December 1, 2008	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2009
Common Stock	$—	$—	$—	$—	$1,278,938	$—	$1,278,938

Income Fund

Investment Type	Balance as of December 1, 2008	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2009
Floating Rate Loans	$—	$—	$—	$—	$403,133	$—	$403,133

Short Duration Income Fund

Investment Type	Balance as of December 1, 2008	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of August 31, 2009
Floating Rate Loans	$—	$—	$—	$—	$403,133	$—	$403,133

(l)	Disclosures about Derivative Instruments and Hedging Activities-The Funds adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 1, 2008.

The Income Fund entered into forward foreign currency exchange contracts during the period ended August 31, 2009 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Income Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Income Fund’s risk of loss from counterparty credit risk is the fair value of the foreign currency exchange contracts.

The Core Fixed Income Fund, Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended August 31, 2009 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures were exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

At August 31, 2009, the Core Fixed Income Fund, Income Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value
Futures Contracts	$3,027	$3,027

Total	$3,027	$3,027

Notes to Schedule of Investments (unaudited)(continued)

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Fair Value
Futures Contracts	$—	$—	$—
Forward Contracts	—	1,500,399	1,500,399

Total	$—	$1,500,399	$1,500,399

Liability Derivatives

Futures Contracts	$1,133,374	—	$1,133,374
Forward Contracts	—	$486,165	486,165

Total	$1,133,374	$486,165	$1,619,539

	Short Duration Income Fund
Liability Derivatives	Interest Rate Contracts	Fair Value
Futures Contracts	$924,985	$924,985

Total	$924,985	$924,985

3. FEDERAL TAX INFORMATION

As of August 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,377,990,199	$364,812,221	$377,300,676

Gross unrealized gain	—	24,622,540	17,068,720
Gross unrealized loss	(198,000,365)	(18,071,197)	(129,616)

Net unrealized security gain (loss)	$(198,000,365)	$6,551,343	$16,939,104

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$126,394,167	$138,370,934	$344,331,796

Gross unrealized gain	37,860	628,495	15,961,372
Gross unrealized loss	(11,136,360)	(12,199,950)	(2,594,299)

Net unrealized security gain (loss)	$(11,098,500)	$(11,571,455)	$13,367,073

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$499,518,297	$629,334,519	$649,715,666

Gross unrealized gain	—	40,884,412	49,640,147
Gross unrealized loss	(85,338,214)	(23,199,615)	(1,785,813)

Net unrealized security gain (loss)	$(85,338,214)	$17,684,797	$47,854,334

	Short Duration Income Fund	Total Return Fund
Tax cost	$2,123,116,554	$1,486,944,562

Gross unrealized gain	69,707,497	66,757,071
Gross unrealized loss	(1,455,351)	(1,142,671)

Net unrealized security gain	$68,252,146	$65,614,400

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers during the period ended August 31, 2009:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Loss 12/1/2008 to 8/31/2009	Dividend Income 12/1/2008 to 8/31/2009
Lord Abbett Affiliated Fund, Inc. – Class I	27,816,577	5,841,181	(7,615,248)	26,042,510	$248,966,397	$(11,884,723)	$2,074,641
Lord Abbett Bond Debenture Fund, Inc. – Class I	24,142,950	2,333,035	(3,337,877)	23,138,108	157,570,513	(4,436,406)	9,702,650
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund) – Class I	17,344,707	5,423,838	(1,106,318)	21,662,227	213,372,938	(6,436,239)	5,742,923
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	4,864,338	271,318	—	5,135,656	124,745,088	—	1,519,619
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2,789,496	133,893	(307,103)	2,616,286	23,572,733	(664,278)	1,108,297
Lord Abbett Investment Trust – High Yield Fund – Class I	27,172,683	2,387,941	(4,435,137)	25,125,487	172,863,353	(11,237,305)	11,731,540
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6,119,049	1,194,243	(363,470)	6,949,822	77,560,014	(1,913,150)	1,676,620
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	6,988,620	13,105,680	—	20,094,300	160,754,401	—	2,145,617
Lord Abbett Investment Trust – Total Return Fund – Class I	8,146,380	387,941	(8,534,321)	—	—	(1,241,356)	2,074,182

Total					$1,179,405,437	$(37,813,457)	$37,776,089

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Loss 12/1/2008 to 8/31/2009		Dividend Income 12/1/2008 to 8/31/2009
Lord Abbett Affiliated Fund, Inc. – Class I	1,622,025	346,747	(167,821)	1,800,951	$17,217,087	$(1,341,614)		$120,750
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	805,273	240,896	(102,806)	943,363	22,914,275	(1,213,402)		261,415
Lord Abbett Developing Growth Fund, Inc. – Class I	421,831	46,044	(71,105)	396,770	5,689,687	(687,375)		—
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	1,048,728	239,486	(130,688)	1,157,526	11,482,661	(679,985)		—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	636,793	155,919	(114,750)	677,962	11,416,878	(716,587	)(a)	—
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,175,455	257,600	(193,132)	1,239,923	13,837,543	(1,279,209)		331,518
Lord Abbett Securities Trust – International Opportunities Fund – Class I	936,647	99,682	(176,674)	859,655	9,215,500	(1,751,667)		—
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) – Class I	2,048,178	771,755	(334,121)	2,485,812	11,559,028	(633,712)		—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	948,856	157,635	(121,358)	985,133	11,486,646	(476,806)		—

Total					$114,819,305	$(8,780,357)		$713,683

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Loss 12/1/2008 to 8/31/2009	Dividend Income 12/1/2008 to 8/31/2009
Lord Abbett Affiliated Fund, Inc. – Class I	237,236	119,646	(29,491)	327,391	$3,129,860	$(186,060)	$18,416
Lord Abbett Bond Debenture Fund, Inc. – Class I	1,749,385	758,665	(7,143)	2,500,907	17,031,175	(17,357)	860,719
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund) – Class I	2,359,897	1,131,834	(33,661)	3,458,070	34,061,991	(116,460)	885,183
Lord Abbett Investment Trust – Floating Rate Fund – Class I	190,315	95,386	(5,161)	280,540	2,527,665	(11,613)	94,030
Lord Abbett Investment Trust – High Yield Fund – Class I	5,624,387	2,117,496	(400,553)	7,341,330	50,508,352	(916,302)	2,925,160

Notes to Schedule of Investments (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Loss 12/1/2008 to 8/31/2009	Dividend Income 12/1/2008 to 8/31/2009
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	645,246	213,510	(46,154)	812,602	6,500,821	(161,539)	164,571
Lord Abbett Investment Trust – Total Return Fund – Class I	797,303	416,425	(42,171)	1,171,557	12,629,382	(24,899)	361,047

Total					$126,389,246	$(1,434,230)	$5,309,126

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Gain (Loss) 12/1/2008 to 8/31/2009	Dividend Income 12/1/2008 to 8/31/2009
Lord Abbett Affiliated Fund, Inc. – Class I	3,527,067	845,314	(138,901)	4,233,480	$40,472,067	$(1,091,493)	$263,969
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund) – Class I	2,873,329	580,567	(129,078)	3,324,818	32,749,456	(740,426)	921,832
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	2,171,984	395,517	(26,971)	2,540,530	61,709,470	(252,862)	678,214
Lord Abbett Investment Trust – Floating Rate Fund – Class I	838,092	108,887	(89,978)	857,001	7,721,583	(191,458)	335,373
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	3,673,723	406,403	(22,356)	4,057,770	40,253,077	(109,676)	—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	527,879	418,388	—	946,267	15,935,128	293,448 (b)	—
Lord Abbett Investment Trust – High Yield Fund – Class I	11,132,247	3,200,432	(3,229,845)	11,102,834	76,387,500	(6,737,577)	4,937,050
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5,106,312	724,996	—	5,831,308	65,077,400	—	1,399,130
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	2,141,422	468,064	—	2,609,486	20,875,888	—	536,222

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2009	Value at 8/31/2009	Net Realized Gain (Loss) 12/1/2008 to 8/31/2009	Dividend Income 12/1/2008 to 8/31/2009
Lord Abbett Securities Trust – International Opportunities Fund – Class I	1,873,035	164,105	—	2,037,140	21,838,139	—	—
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) – Class I	1,796,956	361,989	—	2,158,945	10,039,096	—	—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,645,294	89,296	—	1,734,590	20,225,315	—	—

Total					$413,284,119	$(8,830,044)	$9,071,790

(a)	Includes $365,201 of distributed capital gains.
(b)	Amount represents distributions from capital gains.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2009, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	21.11%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.36%
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund) – Class I	18.09%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	10.58%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.00%
Lord Abbett Investment Trust – High Yield Fund – Class I	14.65%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6.58%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13.63%

Diversified Equity Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.99%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	19.96%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.96%
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	10.00%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	9.94%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.05%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.03%
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) – Class I	10.07%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.00%

Diversified Income Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	2.48%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.48%
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund) – Class I	26.95%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.00%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.96%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.14%
Lord Abbett Investment Trust – Total Return Fund – Class I	9.99%

Growth & Income Strategy Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	9.79%
Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund) – Class I	7.93%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	14.93%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.87%
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	9.74%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	3.86%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.48%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	15.75%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.05%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.28%
Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund) – Class I	2.43%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.89%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or

Investments In Underlying Funds (unaudited)(continued)

about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.99%
Wells Fargo & Co.	4.19%
Bank of America Corp.	3.48%
Goldman Sachs Group, Inc. (The)	3.11%
Schlumberger Ltd.	2.59%
Exxon Mobil Corp.	2.56%
Target Corp.	2.44%
Chevron Corp.	2.29%
Home Depot, Inc. (The)	2.12%
Morgan Stanley	2.06%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.57%
Consumer Staples	3.51%
Energy	17.00%
Financial Services	31.40%
Healthcare	6.67%
Materials & Processing	3.78%
Producer Durables	8.23%
Technology	6.41%
Utilities	4.02%
Short-Term Investment	2.41%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.07%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.76%
Allied Waste North America, Inc., 7.25%, 3/15/2015	0.73%
Ford Motor Credit Co. LLC, 7.25%, 10/25/2011	0.68%
Allbritton Communications Co., 7.75%, 12/15/2012	0.68%
Edison Mission Energy, 7.00%, 5/15/2017	0.66%
GMAC, Inc., 7.25%, 3/2/2011	0.64%
Teck Resources Ltd., 10.75, 5/15/2019	0.60%
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	0.59%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.59%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.52%
Asset Backed	0.13%
Banking	4.30%
Basic Industry	8.15%
Brokerage	0.44%
Capital Goods	8.58%
Consumer Cyclical	6.63%
Consumer Non-Cyclical	7.65%
Energy	11.72%
Finance & Investment	1.47%
Foreign Sovereign	0.19%
Government Guaranteed	0.26%
Insurance	1.83%
Local-Authority	0.16%
Media	6.83%
Mortgage Backed	0.69%
Real Estate	0.36%
Services Cyclical	9.74%
Services Non-Cyclical	7.14%
Technology & Electronics	7.10%
Telecommunications	8.22%
Utility	7.09%
Short-Term Investment	0.80%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund (formerly, America’s Value Fund)

Ten Largest Holdings	% of Investments
Chevron Corp.	1.91%
AT&T, Inc.	1.84%
Mylan, Inc.	1.76%
JPMorgan Chase & Co.	1.62%
Microsoft Corp.	1.28%
Kraft Foods, Inc. Class A	1.27%
Kellogg Co.	1.26%
ConocoPhillips	1.21%
ACE Ltd.	1.17%
EOG Resources, Inc.	1.07%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.71%
Consumer Staples	11.48%
Energy	9.87%
Financials	13.80%
Healthcare	12.78%
Industrials	8.30%
Information Technology	13.95%
Materials	4.72%
Telecommunication Services	7.43%
Utilities	6.83%
Short-Term Investment	1.13%

Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund)

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	2.62%
Goldman Sachs Group, Inc. (The)	2.39%
Monsanto Co.	2.38%
Apple, Inc.	2.10%
Exxon Mobil Corp.	2.09%
Microsoft Corp.	2.02%
Bank of America Corp.	1.85%
State Street Corp.	1.77%
Target Corp.	1.75%
Google, Inc. Class A	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.59%
Consumer Staples	4.99%
Energy	11.99%
Financial Services	20.21%
Healthcare	10.45%
Materials & Processing	7.43%
Producer Durables	6.44%
Technology	19.53%
Utilities	2.68%
Short-Term Investment	0.69%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
EnerNOC, Inc.	2.08%
Silicon Laboratories, Inc.	1.93%
NetLogic Microsystems, Inc.	1.82%
Alexion Pharmaceuticals, Inc.	1.82%
VistaPrint Ltd.	1.78%
Strayer Education, Inc.	1.76%
American Superconductor Corp.	1.72%
Aruba Networks, Inc.	1.69%
Concur Technologies, Inc.	1.65%
Atheros Communications, Inc.	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	24.29%
Energy	5.35%
Financial Services	7.71%
Healthcare	20.80%
Materials & Processing	1.21%
Producer Durables	10.99%
Technology	26.63%
Utilities	0.46%
Short-Term Investment	2.56%

Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Charter Communications Operating LLC New Term Loan, 9.25%, 3/6/2014	1.55%
Brocade Communications Systems, Inc. Term Loan B, 7.00%, 10/7/2013	1.30%
Nalco Co. Term Loan, 6.50%, 5/13/2016	1.28%
Mylan Laboratories, Inc. Term Loan B, 3.563% - 3.875%, 10/2/2014	1.21%
Dole Food Co., Inc. Term Loan C, 8.00%, 4/12/2013	1.19%
Graham Packaging Co. LP Term Loan C, 6.75%, 4/5/2014	1.13%
Rockwood Specialties Group, Inc. Term Loan, 6.00%, 5/15/2014	1.12%
Biomet, Inc. Term Loan B, 3.261% - 3.608%, 3/25/2015	1.10%
Commscope, Inc. Term Loan B, 3.098%, 12/27/2014	1.09%
Oshkosh Truck Corp. Term Loan B, 6.60% - 6.64%, 12/6/2013	1.08%

Holdings by Sector*	% of Investments
Aerospace	0.81%
Chemicals	5.92%
Consumer Non-Durables	2.25%
Energy	2.92%
Financial	3.60%
Food/Tobacco	4.09%
Forest Products	4.71%
Gaming/Leisure	2.39%
Healthcare	10.86%
Housing	1.65%
Information Technology	4.57%
Manufacturing	8.10%
Media/Telecom	19.98%
Metals/Minerals	2.06%
Retail	7.15%
Service	4.97%
Transportation	6.04%
Utility	1.62%
Short-Term Investments	6.31%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund)

Ten Largest Holdings	% of Investments
Amgen, Inc.	3.03%
DaVita, Inc.	2.51%
Abbott Laboratories	2.06%
JPMorgan Chase & Co.	2.02%
McKesson Corp.	1.99%
State Street Corp.	1.94%
Adobe Systems, Inc.	1.82%
Lazard Ltd. Class A	1.79%
Barrick Gold Corp.	1.75%
ITT Corp.	1.74%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	16.17%
Consumer Staples	2.29%
Energy	11.33%
Financial Services	22.57%
Healthcare	19.01%
Materials & Processing	5.80%
Producer Durables	15.46%
Technology	7.10%
Short-Term Investment	0.27%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
T. Rowe Price Group, Inc.	1.50%
Cognizant Technology Solutions Corp. Class A	1.45%
TJX Companies, Inc. (The)	1.40%
NetApp, Inc.	1.28%
Principal Financial Group, Inc.	1.21%
Nordstrom, Inc.	1.15%
International Game Technology	1.13%
Amphenol Corp. Class A	1.12%
Precision Castparts Corp.	1.12%
Avon Products, Inc.	1.10%

Holdings by Sector*	% of Investments
Consumer Discretionary	24.54%
Consumer Staples	2.40%
Energy	8.09%
Financial Services	13.55%
Healthcare	12.33%
Materials & Processing	3.74%
Producer Durables	11.72%
Technology	22.33%
Utilities	0.83%
Short-Term Investment	0.47%

Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
El Paso Corp., 8.05%, 10/15/2030	1.75%
HCA, Inc., 9.125%, 11/15/2014	1.56%
Inergy Finance LP, 8.25%, 3/1/2016	1.54%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.42%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	1.25%
Host Hotels & Resorts LP, 9.00%, 5/15/2017	1.11%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.10%
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	1.03%
Anglo American Capital plc, 9.375%, 4/8/2019	1.00%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.97%

Holdings by Sector*	% of Investments
Agency	0.01%
Banking	3.09%
Basic Industry	7.84%
Brokerage	1.05%
Capital Goods	4.92%
Consumer Cyclical	10.68%
Consumer Non-Cyclical	4.34%
Energy	10.24%
Finance & Investment	2.66%
Insurance	4.16%
Local-Authority	0.80%
Media	8.30%
Services Cyclical	12.79%
Services Non-Cyclical	7.58%
Technology & Electronics	5.07%
Telecommunications	9.41%
Utility	3.23%
Short-Term Investment	3.83%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	1.96%
DnB NOR ASA	1.95%
Bridgestone Corp.	1.70%
Renault SA	1.67%
Cemex SAB de CV ADR	1.66%
Vinci SA	1.56%
Roche Holding Ltd. AG	1.48%
Anglo American plc	1.47%
Nestle SA Registered Shares	1.45%
Honda Motor Co., Ltd.	1.40%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.44%
Consumer Staples	8.55%
Energy	7.17%
Financials	27.38%
Healthcare	6.87%
Industrials	13.12%
Information Technology	4.81%
Materials	12.21%
Telecommunication Services	6.41%
Utilities	2.68%
Short-Term Investment	1.36%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Australia & New Zealand Banking Group Ltd.	2.51%
National Australia Bank Ltd.	2.42%
Banco Santander SA ADR	2.23%
HSBC Holdings plc	2.12%
Mediaset SpA	1.83%
Wesfarmers Ltd.	1.62%
ThyssenKrupp AG	1.61%
Kumba Iron Ore Ltd.	1.59%
Fletcher Building Ltd.	1.59%
Canon, Inc.	1.56%

Holdings by Sector*	% of Investments
Auto	1.88%
Basic Industry	0.98%
Consumer Cyclical	5.00%
Consumer Discretionary	1.35%
Consumer Services	3.84%
Consumer Staples	3.15%
Energy	5.86%
Financial Services	27.29%
Healthcare	2.92%
Integrated Oils	6.39%
Materials & Processing	13.28%
Other	1.81%
Producer Durables	7.63%
Technology	0.46%
Telecommunications	9.83%
Transportation	1.42%
Utilities	5.59%
Short-Term Investment	1.32%

Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Megaworld Corp.	1.89%
Schroders plc	1.75%
Nitori Co., Ltd.	1.58%
Cobham plc	1.55%
Davide Campari-Milano SpA	1.49%
Azimut Holding SpA	1.48%
Gerresheimer AG	1.41%
Shionogi & Co., Ltd.	1.40%
Rheinmetall AG	1.36%
REXLot Holdings Ltd.	1.35%

Holdings by Sector*	% of Investments
Basic Materials	9.13%
Consumer Cyclical	15.61%
Consumer Non-Cyclical	9.39%
Diversified Financials	7.46%
Energy	5.36%
Healthcare	7.70%
Industrial Goods & Services	16.21%
Non-Property Financials	7.29%
Property & Property Services	4.90%
Technology	5.17%
Telecommunications	0.54%
Transportation	3.39%
Utilities	4.92%
Short-Term Investment	2.93%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Stock Appreciation Fund (formerly, Large Cap Growth Fund)

Ten Largest Holdings	% of Investments
Apple, Inc.	3.63%
Cisco Systems, Inc.	2.90%
Microsoft Corp.	2.83%
Hewlett-Packard Co.	2.42%
International Business Machines Corp.	2.25%
Google, Inc. Class A	2.08%
Philip Morris International, Inc.	2.03%
Johnson & Johnson	1.88%
QUALCOMM, Inc.	1.73%
Target Corp.	1.67%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	17.72%
Consumer Staples	7.76%
Energy	4.26%
Financial Services	10.52%
Healthcare	17.06%
Materials & Processing	4.10%
Producer Durables	7.62%
Technology	29.95%
Utilities	0.48%
Short-Term Investment	0.53%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal Home Loan Mortgage Corp., 5.00%, TBA	2.08%
Federal National Mortgage Assoc., 5.50%, 11/01/2036	1.82%
U.S. Treasury Note, 3.25%, 7/31/2016	1.69%
U.S. Treasury Note, 3.00%, 08/31/2016	1.67%
U.S. Treasury Note, 2.625%, 07/31/2014	1.45%
U.S. Treasury Note, 1.50%, 07/15/2012	1.37%
Federal National Mortgage Assoc., 5.00%, TBA	1.26%
Federal National Mortgage Assoc., 5.50%, TBA	1.18%
U.S. Treasury Strips, Zero Coupon, 11/15/2027	1.17%
Federal National Mortgage Assoc., 5.25%, 09/15/2016	1.06%

Credit Rating	% of Investments
AAA	50.51%
AA+	1.38%
AA	1.25%
AA-	0.97%
A+	1.29%
A	1.67%
A-	1.56%
BBB+	5.93%
BBB	5.86%
BBB-	5.74%
BB+	1.17%
BB	0.72%
BB-	2.15%
B+	0.86%
B	0.46%
B-	0.34%
CCC+	0.38%
CCC	0.10%
Ca	0.06%
NR	0.11%
U.S. Treasury	10.43%
Short-Term Investments	7.06%

Total	100.00%

Investments In Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Comerica, Inc.	2.14%
Charming Shoppes, Inc.	1.92%
Rovi Corp.	1.81%
Fossil, Inc.	1.80%
Lazard Ltd. Class A	1.79%
PartnerRe Ltd.	1.77%
NBTY, Inc.	1.63%
Sapient Corp.	1.62%
Albemarle Corp.	1.59%
Alliance Data Systems Corp.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.12%
Consumer Staples	3.00%
Energy	4.37%
Financial Services	19.37%
Healthcare	10.43%
Materials & Processing	7.22%
Producer Durables	18.97%
Technology	11.97%
Utilities	3.30%
Short-Term Investment	6.25%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2009